UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2025:
  John Hancock Capital Appreciation Value Fund
  John Hancock Core Bond Fund
  John Hancock International Strategic Equity Allocation Fund
  John Hancock Mid Value Fund
  John Hancock U.S. Sector Rotation Fund

John Hancock Capital Appreciation Value Fund
Class NAV/JCAVX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Capital Appreciation Value Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Fund (Class NAV/JCAVX)	$88	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Value Fund (Class NAV/JCAVX) returned 10.86% for the year ended August 31, 2025. During the period, macroeconomic policy relating to interest rates and the U.S. Federal Reserve’s plans to potentially cut them had a significant influence on domestic equities, as did the implementation of tariffs, which jolted the market in April. Overall, favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence combined to push many major indexes higher over the trailing 12-month period.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance.
Microsoft Corp. | Revenue growth in the company’s cloud computing segment and advances in AI integration and its CoPilot service helped propel the stock higher during the period.
NVIDIA Corp. | Shares of the leading designer of graphics processing units in its industry generated substantial gains amid sustained enthusiasm for advancements in AI and a pro-growth rally following the U.S. election in November 2024.

TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in this sector posted a loss.
UnitedHealth Group, Inc. | The diversified U.S. managed care company with market-leading share in both private Medicare and Medicaid programs detracted on an absolute basis.
Revvity, Inc. | This diagnostics and life sciences company focused on scientific innovation also hurt absolute performance. Shares traded lower amid concerns over soft demand in China, a key market segment for the company. Geopolitical and trade uncertainty also weighed on the company’s forecasts because of supply chain uncertainty.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Fund (Class NAV/JCAVX)	10.86%	10.79%	11.12%
S&P 500 Index	15.88%	14.74%	14.60%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	10.79%	8.55%	9.57%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,138,326,023
Total number of portfolio holdings	260
Total advisory fees paid (net)	$8,975,558
Portfolio turnover rate	117%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.5%
U.S. Treasury Note, 4.000%, 05/31/2030	3.6%
U.S. Treasury Note, 3.875%, 06/30/2030	3.4%
U.S. Treasury Note, 3.875%, 07/31/2030	3.3%
U.S. Treasury Note, 3.875%, 04/30/2030	3.2%
Becton, Dickinson and Company	2.9%
PTC, Inc.	2.5%
Roper Technologies, Inc.	2.5%

Portfolio Composition
Common stocks	62.2%
U.S. Government	16.6%
Term loans	9.7%
Corporate bonds	8.5%
Short-term investments and other	3.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2A-NAV

8/25

10/25

John Hancock Capital Appreciation Value Fund

John Hancock Core Bond Fund
Class 1/JICDX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class 1/JICDX)	$67	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Fund (Class 1/JICDX) returned 3.13% for the year ended August 31, 2025. The U.S. Federal Reserve began the process of reducing short-term interest rates during the period, as inflation made progress towards its target. U.S. trade and fiscal policy were the primary sources of intra-period volatility, with uncertainty surrounding them leading the yield curve to steepen. However, continued strength in the U.S. economy still allowed riskier assets to outperform. As a result of this stronger performance and higher overall yields, the fixed income market posted positive returns despite increases in long-term interest rates.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | Agency mortgage-backed passthroughs and collateralized mortgage obligations (CMOs) were the largest contributors to total performance, in part because their shorter duration allowed them to benefit from lower short-term interest rates.
Certain corporate bonds | Certain corporate bonds, particularly in the financials and industrials sectors, performed well as spreads tightened during the period on strong demand and continued economic growth.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Longer duration U.S. Treasuries detracted from total performance as long-term interest rates increased on concerns over the U.S. fiscal situation and still sticky inflation.
Longer duration corporate bonds | Similarly, longer duration corporate bonds detracted from performance, particularly in the utilities and municipals sectors, as spread tightening was offset by higher longer-term interest rates.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Fund (Class 1/JICDX)	3.13%	(0.78)%	1.62%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,686,709,133
Total number of portfolio holdings	1,024
Total advisory fees paid (net)	$10,057,901
Portfolio turnover rate	240%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	29.2%
Corporate bonds	22.9%
U.S. Government	20.0%
Collateralized mortgage obligations – U.S. Government Agency	12.7%
Asset-backed securities	8.2%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Municipal bonds	0.1%
Short-term investments	4.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2A-1

8/25

10/25

John Hancock Core Bond Fund

John Hancock Core Bond Fund
Class NAV/JHCDX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class NAV/JHCDX)	$62	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Fund (Class NAV/JHCDX) returned 3.19% for the year ended August 31, 2025. The U.S. Federal Reserve began the process of reducing short-term interest rates during the period, as inflation made progress towards its target. U.S. trade and fiscal policy were the primary sources of intra-period volatility, with uncertainty surrounding them leading the yield curve to steepen. However, continued strength in the U.S. economy still allowed riskier assets to outperform. As a result of this stronger performance and higher overall yields, the fixed income market posted positive returns despite increases in long-term interest rates.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | Agency mortgage-backed passthroughs and collateralized mortgage obligations (CMOs) were the largest contributors to total performance, in part because their shorter duration allowed them to benefit from lower short-term interest rates.
Certain corporate bonds | Certain corporate bonds, particularly in the financials and industrials sectors, performed well as spreads tightened during the period on strong demand and continued economic growth.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Longer duration U.S. Treasuries detracted from total performance as long-term interest rates increased on concerns over the U.S. fiscal situation and still sticky inflation.
Longer duration corporate bonds | Similarly, longer duration corporate bonds detracted from performance, particularly in the utilities and municipals sectors, as spread tightening was offset by higher longer-term interest rates.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Fund (Class NAV/JHCDX)	3.19%	(0.73)%	1.68%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,686,709,133
Total number of portfolio holdings	1,024
Total advisory fees paid (net)	$10,057,901
Portfolio turnover rate	240%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	29.2%
Corporate bonds	22.9%
U.S. Government	20.0%
Collateralized mortgage obligations – U.S. Government Agency	12.7%
Asset-backed securities	8.2%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Municipal bonds	0.1%
Short-term investments	4.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2A-NAV

8/25

10/25

John Hancock Core Bond Fund

John Hancock International Strategic Equity Allocation Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock International Strategic Equity Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Strategic Equity Allocation Fund (Class NAV)	$60	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Strategic Equity Allocation Fund (Class NAV) returned 15.11% for the year ended August 31, 2025. Key contributors to total market return during the period included central bank rate cuts, strong corporate earnings, strong performance in artificial intelligence-related sectors, and geopolitical developments, such as U.S. tariff adjustments and trade policy shifts.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The sectors that contributed most to absolute performance were financials, industrials and communication services.
Holdings | The top holdings that contributed the most were Taiwan Semiconductor Manufacturing Company, Ltd., Tencent Holdings, Ltd. and HSBC Holdings PLC.

TOP PERFORMANCE DETRACTORS
Sectors | The sector that detracted to absolute performance was healthcare.
Holdings | The holdings that detracted by posting absolute negative returns were Novo Nordisk A/S, ASML Holding NV and LVMH Moet Hennessy Louis Vuitton SE.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Strategic Equity Allocation Fund (Class NAV)	15.11%	7.64%	6.99%
MSCI ACWI ex USA Index	15.42%	8.94%	8.01%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,445,740,415
Total number of portfolio holdings	1,996
Total advisory fees paid (net)	$18,399,533
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9%
Tencent Holdings, Ltd.	1.6%
ASML Holding NV	1.0%
Alibaba Group Holding, Ltd.	0.9%
SAP SE	0.9%
Samsung Electronics Company, Ltd.	0.8%
AstraZeneca PLC	0.8%
Nestle SA	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%

Sector Composition
Financials	24.3%
Industrials	14.0%
Information technology	12.4%
Consumer discretionary	9.8%
Health care	7.4%
Communication services	6.3%
Consumer staples	6.1%
Materials	5.9%
Energy	4.3%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	4.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2A-NAV

8/25

10/25

John Hancock International Strategic Equity Allocation Fund

John Hancock Mid Value Fund
Class NAV/JMVNX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Mid Value Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Fund (Class NAV/JMVNX)	$88	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Value Fund (Class NAV/JMVNX) returned 4.79% for the year ended August 31, 2025. During the period, macroeconomic policy relating to interest rates and the U.S. Federal Reserve’s plans to potentially cut them had a significant influence on domestic equities, as did the implementation of tariffs, which jolted the market in April. Overall, favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence combined to push many major indexes higher over the trailing 12-month period.
TOP PERFORMANCE CONTRIBUTORS
Corning, Inc. | Corning climbed higher over the trailing year as the company overcame tariff-related concerns and continued to execute and deliver on strong demand.
Franco-Nevada Corp. | The fund's position in Franco-Nevada, a large Canadian gold miner, added value. Gold prices climbed throughout the trailing year, finishing at record highs on safe-haven demand.

TOP PERFORMANCE DETRACTORS
Stanley Black & Decker, Inc. | Despite the company’s efforts to nearshore its supply chain, it remained heavily exposed to tariffs, which were more onerous than expected when they were announced and caused shares to sell off.
Global Payments, Inc. | Shares of Global Payments finished the trailing year lower, and the company dealt with significant headwinds around restructuring and execution.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Fund (Class NAV/JMVNX)	4.79%	14.09%	10.56%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell Midcap Value Index	8.24%	12.86%	9.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,326,549,815
Total number of portfolio holdings	122
Total advisory fees paid (net)	$11,175,227
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.1%
Zimmer Biomet Holdings, Inc.	2.0%
RenaissanceRe Holdings, Ltd.	1.7%
Keysight Technologies, Inc.	1.6%
Lazard, Inc.	1.6%
Lamb Weston Holdings, Inc.	1.5%
Advance Auto Parts, Inc.	1.5%
API Group Corp.	1.5%
Sun Communities, Inc.	1.5%
International Paper Company	1.5%

Sector Composition
Financials	21.0%
Industrials	16.2%
Information technology	13.2%
Health care	10.3%
Real estate	7.3%
Energy	7.1%
Consumer discretionary	6.7%
Utilities	6.3%
Materials	6.3%
Consumer staples	3.7%
Communication services	1.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2A-NAV

8/25

10/25

John Hancock Mid Value Fund

John Hancock U.S. Sector Rotation Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock U.S. Sector Rotation Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Sector Rotation Fund (Class NAV)	$57	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Sector Rotation Fund (Class NAV) returned 15.32% for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the backdrop of positive economic growth, robust corporate earnings, and accommodative central bank policies. Growth stocks performed particularly well, due in part to continued enthusiasm about artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their favorable return and sizable portfolio weighting. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were the leading individual contributors.
Communication services | The fund’s strong return in the sector was driven by Meta Platforms, Inc., Alphabet Inc., and Netflix, Inc.

TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in this sector posted a loss, with the most notable weakness in UnitedHealth Group, Inc., and Eli Lilly & Company.
Energy | Holdings in Hess Corp., Exxon Mobil Corp. and Marathon Petroleum Corp. detracted from performance in this sector.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
U.S. Sector Rotation Fund (Class NAV)	15.32%	14.05%	14.09%
S&P 500 Index	15.88%	14.74%	14.98%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,909,118,127
Total number of portfolio holdings	507
Total advisory fees paid (net)	$23,354,888
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%

Sector Composition
Information technology	32.5%
Financials	13.7%
Communication services	10.4%
Consumer discretionary	10.1%
Health care	8.3%
Industrials	8.1%
Consumer staples	4.6%
Energy	2.9%
Utilities	2.2%
Real estate	1.7%
Materials	1.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2A-NAV

8/25

10/25

John Hancock U.S. Sector Rotation Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $231,440 and $231,653 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was a software licensing fee. Amounts billed to the registrant were $57 and $60 for fiscal years ended August 31, 2025 and August 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $145,263 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $0 and $0 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively.

(d) All Other Fees

Other fees amounted to $0 and $1,847 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $594,741 for the fiscal year ended August 31, 2025 and $867,185 for the fiscal year ended August 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic – Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2025 for the following funds:

  John Hancock Capital Appreciation Value Fund

  John Hancock Core Bond Fund

  John Hancock International Strategic Equity Allocation Fund

  John Hancock Mid Value Fund

  John Hancock U.S. Sector Rotation Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Funds II
August 31, 2025

John Hancock Funds II
Annual Financial Statements & Other N-CSR Items — table of contents

Fund	Portfolio of investments
Capital Appreciation Value Fund	3
Core Bond Fund	8
International Strategic Equity Allocation Fund	22
Fund	Portfolio of investments
Mid Value Fund	43
U.S. Sector Rotation Fund	45

2

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 62.2%
Communication services – 3.1%
Interactive media and services – 3.1%
Alphabet, Inc., Class A (A)	92,686	$19,733,776
Meta Platforms, Inc., Class A (A)	21,071	15,565,148
		35,298,924
Consumer discretionary – 7.6%
Broadline retail – 5.0%
Amazon.com, Inc. (A)(B)	250,869	57,449,001
Hotels, restaurants and leisure – 2.6%
Chipotle Mexican Grill, Inc. (B)	79,073	3,332,136
Hilton Worldwide Holdings, Inc.	10,655	2,941,419
Starbucks Corp.	100,049	8,823,321
Yum! Brands, Inc. (A)	96,770	14,222,287
		29,319,163
		86,768,164
Energy – 1.4%
Oil, gas and consumable fuels – 1.4%
Canadian Natural Resources, Ltd.	511,185	16,179,005
Financials – 2.8%
Capital markets – 0.2%
Morgan Stanley	13,631	2,051,193
Financial services – 1.6%
Mastercard, Inc., Class A	14,410	8,578,129
Visa, Inc., Class A (A)	28,140	9,899,089
		18,477,218
Insurance – 1.0%
Willis Towers Watson PLC	33,036	10,795,834
		31,324,245
Health care – 13.3%
Biotechnology – 0.5%
Arcellx, Inc. (B)	22,269	1,545,246
BioNTech SE, ADR (B)(C)	29,186	2,918,600
Cytokinetics, Inc. (B)	42,055	1,485,803
		5,949,649
Health care equipment and supplies – 5.4%
Abbott Laboratories	172,052	22,824,418
Becton, Dickinson and Company	169,944	32,795,793
GE HealthCare Technologies, Inc.	12,300	906,879
Hologic, Inc. (B)	65,861	4,420,590
		60,947,680
Health care providers and services – 3.4%
Cardinal Health, Inc.	8,821	1,312,388
Cencora, Inc.	6,300	1,837,143
McKesson Corp.	22,361	15,353,957
The Cigna Group	37,006	11,133,995
UnitedHealth Group, Inc.	29,808	9,236,605
		38,874,088
Life sciences tools and services – 3.3%
Danaher Corp.	70,395	14,488,699
Revvity, Inc.	249,468	22,479,561
		36,968,260
Pharmaceuticals – 0.7%
Eli Lilly & Company	11,119	8,145,557
		150,885,234
Industrials – 1.9%
Aerospace and defense – 0.5%
Lockheed Martin Corp.	10,908	4,970,012
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
RTX Corp.	8,600	$1,363,960
		6,333,972
Commercial services and supplies – 0.4%
Veralto Corp. (A)	45,029	4,781,630
Machinery – 0.5%
Ingersoll Rand, Inc.	70,089	5,567,169
Professional services – 0.3%
Booz Allen Hamilton Holding Corp.	28,232	3,069,383
Trading companies and distributors – 0.2%
Ferguson Enterprises, Inc.	9,550	2,207,483
		21,959,637
Information technology – 24.7%
Electronic equipment, instruments and components – 1.6%
Amphenol Corp., Class A	167,864	18,273,675
Teledyne Technologies, Inc. (B)	1,000	538,170
		18,811,845
Semiconductors and semiconductor equipment – 6.4%
Advanced Micro Devices, Inc. (B)	135,359	22,013,434
Analog Devices, Inc.	188	47,246
NVIDIA Corp.	290,135	50,535,714
		72,596,394
Software – 15.0%
Aurora Innovation, Inc. (B)	2,681,763	15,098,326
Autodesk, Inc. (B)	16,942	5,331,647
Intuit, Inc. (A)	5,226	3,485,742
Microsoft Corp. (A)	138,295	70,072,690
PTC, Inc. (A)(B)	135,405	28,908,968
Roper Technologies, Inc.	53,383	28,096,007
Salesforce, Inc.	14,224	3,644,900
Workday, Inc., Class A (B)	68,342	15,774,700
		170,412,980
Technology hardware, storage and peripherals – 1.7%
Apple, Inc.	82,843	19,231,174
		281,052,393
Materials – 0.6%
Construction materials – 0.6%
Vulcan Materials Company	23,624	6,878,364
Real estate – 0.0%
Specialized REITs – 0.0%
SBA Communications Corp.	568	116,355
Utilities – 6.8%
Electric utilities – 1.1%
Alliant Energy Corp.	4,069	264,770
PPL Corp.	336,127	12,258,552
		12,523,322
Multi-utilities – 5.7%
Ameren Corp.	160,314	15,996,131
CenterPoint Energy, Inc.	535,015	20,175,416
DTE Energy Company	62,537	8,545,681
NiSource, Inc.	477,103	20,167,144
		64,884,372
		77,407,694
TOTAL COMMON STOCKS (Cost $569,456,344)		$707,870,015
PREFERRED SECURITIES – 0.0%
Utilities – 0.0%
Multi-utilities – 0.0%
CMS Energy Corp., 5.875%	7,582	179,997
TOTAL PREFERRED SECURITIES (Cost $189,550)		$179,997

The accompanying notes are an integral part of the financial statements.	3

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 16.6%
U.S. Government – 16.6%
U.S. Treasury Notes
3.875%, 04/30/2030 to 07/31/2030	$112,336,000	$113,261,727
4.000%, 05/31/2030 to 07/31/2032	75,447,000	76,182,274
		189,444,001
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $187,189,642)		$189,444,001
CORPORATE BONDS - 8.5%
Communication services - 0.4%
CCO Holdings LLC 5.125%, 05/01/2027 (D)	3,850,000	3,830,597
Lamar Media Corp.
3.625%, 01/15/2031	120,000	111,123
3.750%, 02/15/2028	754,000	733,112
4.875%, 01/15/2029	137,000	135,154
		4,809,986
Consumer discretionary - 2.9%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	2,219,000	2,025,431
3.750%, 05/01/2029 (D)	1,924,000	1,845,195
4.000%, 05/01/2031 (D)	2,586,000	2,436,110
4.875%, 01/15/2030	1,746,000	1,741,189
5.750%, 05/01/2028 to 09/15/2033 (D)	3,764,000	3,779,416
5.875%, 04/01/2029 (D)	707,000	719,942
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	838,000	835,774
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	2,575,000	2,570,732
Life Time, Inc. 6.000%, 11/15/2031 (D)	566,000	572,020
Service Corp. International
3.375%, 08/15/2030	669,000	618,166
4.625%, 12/15/2027	109,000	108,439
5.750%, 10/15/2032	618,000	624,141
Six Flags Entertainment Corp.
5.250%, 07/15/2029	394,000	381,481
5.375%, 04/15/2027	1,793,000	1,784,364
5.500%, 04/15/2027 (D)	1,863,000	1,858,042
6.500%, 10/01/2028	1,167,000	1,173,902
7.250%, 05/15/2031 (D)	605,000	607,899
Vail Resorts, Inc.
5.625%, 07/15/2030 (D)	365,000	369,836
6.500%, 05/15/2032 (D)	791,000	819,310
Yum! Brands, Inc.
3.625%, 03/15/2031	1,263,000	1,174,728
4.625%, 01/31/2032	1,375,000	1,329,111
4.750%, 01/15/2030 (D)	1,138,000	1,128,730
5.350%, 11/01/2043	1,217,000	1,163,625
5.375%, 04/01/2032	2,271,000	2,284,594
6.875%, 11/15/2037	511,000	555,868
		32,508,045
Financials - 2.4%
AmWINS Group, Inc. 6.375%, 02/15/2029 (D)	741,000	759,441
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	1,924,000	1,913,415
HUB International, Ltd.
5.625%, 12/01/2029 (D)	1,208,000	1,212,088
7.250%, 06/15/2030 (D)	10,710,000	11,202,382
7.375%, 01/31/2032 (D)	5,994,000	6,304,675
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MSCI, Inc. 5.250%, 09/01/2035	$1,222,000	$1,212,219
Ryan Specialty LLC
4.375%, 02/01/2030 (D)	511,000	493,883
5.875%, 08/01/2032 (D)	1,165,000	1,172,969
USI, Inc. 7.500%, 01/15/2032 (D)	2,291,000	2,427,411
		26,698,483
Health care - 0.5%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	1,637,000	1,555,396
4.625%, 07/15/2028 (D)	1,560,000	1,535,332
Hologic, Inc. 3.250%, 02/15/2029 (D)	633,000	604,747
IQVIA, Inc.
5.000%, 05/15/2027 (D)	937,000	933,220
6.500%, 05/15/2030 (D)	628,000	651,205
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (D)	507,000	525,804
		5,805,704
Industrials - 1.6%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (D)	563,000	548,056
5.950%, 08/04/2033	572,000	597,278
Korn Ferry 4.625%, 12/15/2027 (D)	951,000	935,253
TransDigm, Inc.
4.625%, 01/15/2029	825,000	807,275
6.250%, 01/31/2034 (D)	198,000	203,158
6.375%, 03/01/2029 to 05/31/2033 (D)	6,048,000	6,164,138
6.625%, 03/01/2032 (D)	4,621,000	4,758,216
6.750%, 08/15/2028 to 01/31/2034 (D)	2,343,000	2,416,460
7.125%, 12/01/2031 (D)	2,080,000	2,168,109
		18,597,943
Information technology - 0.3%
Capstone Borrower, Inc. 8.000%, 06/15/2030 (D)	541,000	566,466
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	141,365
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (D)	789,000	802,639
Fair Isaac Corp. 6.000%, 05/15/2033 (D)	826,000	837,083
PTC, Inc. 4.000%, 02/15/2028 (D)	834,000	817,329
Workday, Inc. 3.800%, 04/01/2032	215,000	203,795
		3,368,677
Real estate - 0.4%
SBA Communications Corp.
3.125%, 02/01/2029	2,211,000	2,077,832
3.875%, 02/15/2027	1,887,000	1,854,918
SBA Tower Trust 6.599%, 01/15/2028 (D)	68,000	69,892
VICI Properties LP 5.750%, 04/01/2034	399,000	410,329
		4,412,971
TOTAL CORPORATE BONDS (Cost $93,411,761)		$96,201,809

The accompanying notes are an integral part of the financial statements.	4

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (E) – 9.7%
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.081%, 11/08/2030		$4,809,965	4,815,785
Mister Car Wash Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.816%, 03/27/2031		529,284	529,898
Varsity Brands, Inc., 2025 Term Loan (3 month CME Term SOFR + 3.250%) 7.448%, 08/26/2031		3,135,143	3,144,956
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 6.066%, 05/24/2030		627,734	629,529
			9,120,168
Financials – 3.6%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.566%, 01/30/2032		6,896,549	6,891,101
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 2.750%) 7.066%, 06/13/2031		7,507,102	7,501,997
CPI Holdco B LLC, 2024 Term Loan (1 month CME Term SOFR + 2.000%) 6.316%, 05/19/2031		3,312,000	3,306,038
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.825%, 06/20/2030		15,388,413	15,414,111
Mariner Wealth Advisors LLC, 2025 Term Loan (3 month CME Term SOFR + 2.500%) 6.796%, 12/31/2030		1,693,538	1,695,383
Ryan Specialty LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 2.000%) 6.316%, 09/15/2031		143,000	143,322
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 6.546%, 09/29/2030		2,967,987	2,963,802
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 6.546%, 11/21/2029		2,940,599	2,936,012
			40,851,766
Health care – 0.5%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%) 7.066%, 02/15/2029		1,622,933	1,621,245
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 4.000%) 8.308%, 01/21/2030		3,741,629	3,760,337
			5,381,582
Industrials – 1.4%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.367%, 10/21/2028	EUR	2,012,211	2,363,901
Filtration Group Corp., 2025 USD Term Loan (1 month CME Term SOFR + 2.750%) 7.066%, 10/21/2028		$7,003,735	7,031,470
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 6.166%, 11/16/2026		164,789	164,858
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 7.046%, 08/24/2028		3,559,317	3,567,646
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Industrials (continued)
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.046%, 03/22/2030	$2,937,595	2,944,380
		16,072,255
Information technology – 3.2%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.250%) 6.446%, 02/24/2031	13,823,215	13,799,025
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.796%, 02/23/2032	1,991,401	2,037,203
Ascend Learning LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%) 7.316%, 12/11/2028	1,834,358	1,832,633
Azalea TopCo, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%) 7.316%, 04/30/2031	810,318	809,135
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%) 6.316%, 01/23/2032	968,299	967,999
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%) 7.066%, 10/09/2029	2,422,293	2,423,819
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%) 6.816%, 05/30/2031	2,919,934	2,926,066
Icon Parent, Inc., 2024 2nd Lien Term Loan (6 month CME Term SOFR + 5.000%) 9.205%, 11/12/2032	1,038,400	1,050,082
Icon Parent, Inc., 2025 Repriced Term Loan TBD 11/13/2031 (F)	3,936,185	3,937,130
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 6.566%, 10/27/2028	993,079	994,320
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.546%, 06/28/2030	738,650	736,493
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.566%, 06/16/2032	1,784,729	1,790,083
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%) 6.810%, 02/10/2031	3,242,245	3,239,554
		36,543,542
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.070%, 01/25/2031	2,824,279	2,833,288
TOTAL TERM LOANS (Cost $110,429,451)		$110,802,601
SHORT-TERM INVESTMENTS – 3.7%
Short-term funds – 3.7%
John Hancock Collateral Trust, 4.1996% (G)(H)	299,439	$2,995,314
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2243% (G)	7,356,686	7,356,686
T. Rowe Price Government Reserve Fund, 4.3534% (G)	31,691,574	31,691,574
TOTAL SHORT-TERM INVESTMENTS (Cost $42,043,470)		$42,043,574
Total Investments (Capital Appreciation Value Fund) (Cost $1,002,720,218) – 100.7%		$1,146,541,997
Other assets and liabilities, net – (0.7%)		(8,215,974)
TOTAL NET ASSETS – 100.0%		$1,138,326,023

The accompanying notes are an integral part of the financial statements.	5

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 8-31-25.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Capital Appreciation Value Fund (continued)
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 8-31-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BOA	Abbott Laboratories	USD	130.00	Jan 2026	106	10,600	$58,698	$(94,996)
BOA	Abbott Laboratories	USD	140.00	Jan 2026	60	6,000	12,736	(23,688)
BOA	Abbott Laboratories	USD	145.00	Jan 2026	52	5,200	29,834	(12,476)
BARC	Advanced Micro Devices, Inc.	USD	175.00	Jan 2026	60	6,000	86,671	(82,083)
BARC	Advanced Micro Devices, Inc.	USD	180.00	Jan 2026	60	6,000	76,984	(71,586)
UBS	Alphabet, Inc., Class A	USD	205.00	Jan 2026	60	6,000	64,003	(131,291)
UBS	Alphabet, Inc., Class A	USD	215.00	Jan 2026	60	6,000	45,322	(97,774)
CITI	Amazon.com, Inc.	USD	250.00	Jan 2026	60	6,000	68,460	(51,251)
CITI	Amazon.com, Inc.	USD	260.00	Jan 2026	60	6,000	49,620	(34,399)
UBS	Amphenol Corp., Class A	USD	115.00	Jan 2026	35	3,500	17,392	(23,151)
UBS	Amphenol Corp., Class A	USD	120.00	Jan 2026	35	3,500	12,493	(16,921)
BARC	Apple, Inc.	USD	235.00	Jan 2026	60	6,000	47,094	(83,863)
BARC	Apple, Inc.	USD	245.00	Jan 2026	60	6,000	30,377	(54,852)
JPM	Autodesk, Inc.	USD	330.00	Jan 2026	33	3,300	36,467	(52,771)
JPM	Autodesk, Inc.	USD	340.00	Jan 2026	33	3,300	27,392	(40,317)
GSI	Becton, Dickinson and Company	USD	255.00	Sep 2025	25	2,500	10,962	—
BARC	Canadian Natural Resources, Ltd.	USD	32.50	Jan 2026	179	17,900	21,859	(26,766)
BARC	Canadian Natural Resources, Ltd.	USD	35.00	Jan 2026	179	17,900	13,260	(12,379)
BARC	Cardinal Health, Inc.	USD	140.00	Jan 2026	53	5,300	42,665	(82,122)
BARC	Cardinal Health, Inc.	USD	140.00	Jan 2026	35	3,500	29,400	(54,232)
UBS	Cencora, Inc.	USD	260.00	Jan 2026	36	3,600	58,212	(146,492)
UBS	Cencora, Inc.	USD	270.00	Jan 2026	27	2,700	30,159	(88,762)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	177	17,700	25,046	(64,497)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	103	10,300	13,794	(37,532)
UBS	Danaher Corp.	USD	220.00	Jan 2026	48	4,800	25,342	(43,616)
UBS	Danaher Corp.	USD	330.00	Jan 2026	65	6,500	105,146	(20)
WFB	DTE Energy Company	USD	145.00	Jan 2026	92	9,200	23,000	(21,178)
CITI	Eli Lilly & Company	USD	850.00	Jan 2026	5	500	24,390	(11,403)
CITI	Eli Lilly & Company	USD	890.00	Jan 2026	5	500	18,410	(7,930)
JPM	Ferguson Enterprises, Inc.	USD	240.00	Dec 2025	36	3,600	23,199	(38,720)
JPM	Ferguson Enterprises, Inc.	USD	250.00	Dec 2025	36	3,600	12,039	(25,398)
WFB	GE HealthCare Technologies, Inc.	USD	97.50	Jan 2026	64	6,400	32,534	(1,954)
WFB	GE HealthCare Technologies, Inc.	USD	100.00	Jan 2026	59	5,900	30,728	(1,222)
CITI	Hilton Worldwide Holdings, Inc.	USD	300.00	Jan 2026	36	3,600	32,220	(28,690)
CITI	Hilton Worldwide Holdings, Inc.	USD	320.00	Jan 2026	36	3,600	14,580	(12,368)
WFB	Ingersoll Rand, Inc.	USD	95.00	Jan 2026	20	2,000	3,133	(1,946)
WFB	Ingersoll Rand, Inc.	USD	95.00	Jan 2026	64	6,400	10,689	(6,228)
WFB	Ingersoll Rand, Inc.	USD	100.00	Jan 2026	20	2,000	1,335	(953)
WFB	Ingersoll Rand, Inc.	USD	100.00	Jan 2026	64	6,400	5,137	(3,049)
UBS	Intuit, Inc.	USD	840.00	Jan 2026	12	1,200	36,075	(4,873)
UBS	Intuit, Inc.	USD	860.00	Jan 2026	12	1,200	28,860	(3,533)
BOA	Lockheed Martin Corp.	USD	500.00	Jan 2026	14	1,400	27,468	(13,489)
BOA	Lockheed Martin Corp.	USD	520.00	Jan 2026	21	2,100	73,227	(12,887)
The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BOA	Lockheed Martin Corp.	USD	480.00	Jun 2026	25	2,500	$56,175	$(69,811)
BOA	Lockheed Martin Corp.	USD	500.00	Jun 2026	24	2,400	40,008	(50,661)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2026	24	2,400	65,028	(105,847)
BARC	Mastercard, Inc., Class A	USD	585.00	Jan 2026	24	2,400	58,302	(98,084)
BARC	Mastercard, Inc., Class A	USD	610.00	Jan 2026	24	2,400	35,968	(63,971)
BARC	Mastercard, Inc., Class A	USD	620.00	Jan 2026	11	1,100	31,297	(24,165)
BARC	Mastercard, Inc., Class A	USD	640.00	Jan 2026	24	2,400	23,208	(34,485)
BARC	Mastercard, Inc., Class A	USD	670.00	Jun 2026	24	2,400	39,168	(51,652)
GSI	McKesson Corp.	USD	660.00	Jan 2026	9	900	31,731	(54,975)
GSI	McKesson Corp.	USD	680.00	Jan 2026	9	900	37,287	(43,883)
GSI	McKesson Corp.	USD	760.00	Jan 2026	3	300	8,793	(4,641)
GSI	McKesson Corp.	USD	760.00	Jan 2026	9	900	26,592	(13,923)
GSI	McKesson Corp.	USD	780.00	Jan 2026	3	300	6,424	(3,271)
GSI	McKesson Corp.	USD	780.00	Jan 2026	9	900	20,462	(9,812)
JPM	Meta Platforms, Inc., Class A	USD	775.00	Jan 2026	24	2,400	102,805	(108,583)
JPM	Meta Platforms, Inc., Class A	USD	810.00	Jan 2026	24	2,400	75,206	(76,814)
JPM	Microsoft Corp.	USD	565.00	Jan 2026	24	2,400	30,229	(21,442)
JPM	Microsoft Corp.	USD	590.00	Jan 2026	24	2,400	16,988	(11,404)
BOA	Morgan Stanley	USD	155.00	Jan 2026	68	6,800	32,117	(55,251)
BOA	Morgan Stanley	USD	160.00	Jan 2026	68	6,800	22,641	(40,735)
GSI	NVIDIA Corp.	USD	190.00	Jan 2026	66	6,600	85,120	(73,264)
GSI	NVIDIA Corp.	USD	200.00	Jan 2026	66	6,600	63,574	(52,326)
GSI	RTX Corp.	USD	140.00	Jan 2026	13	1,300	7,766	(29,639)
GSI	RTX Corp.	USD	140.00	Jan 2026	73	7,300	58,311	(166,433)
GSI	Salesforce, Inc.	USD	290.00	Jan 2026	14	1,400	21,163	(15,602)
GSI	Salesforce, Inc.	USD	300.00	Jan 2026	14	1,400	16,828	(12,261)
WFB	Starbucks Corp.	USD	100.00	Jan 2026	20	2,000	10,950	(5,603)
WFB	Starbucks Corp.	USD	100.00	Jan 2026	75	7,500	47,956	(21,013)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	20	2,000	7,568	(3,693)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	75	7,500	34,142	(13,847)
WFB	Starbucks Corp.	USD	105.00	Jan 2026	126	12,600	29,681	(23,263)
WFB	Starbucks Corp.	USD	125.00	Jan 2026	50	5,000	35,850	(2,012)
CITI	Teledyne Technologies, Inc.	USD	600.00	Dec 2025	5	500	6,855	(2,898)
CITI	Teledyne Technologies, Inc.	USD	620.00	Dec 2025	5	500	3,415	(1,559)
WFB	The Cigna Group	USD	330.00	Jan 2026	24	2,400	25,292	(23,409)
UBS	Veralto Corp.	USD	110.00	Jan 2026	20	2,000	6,400	(7,615)
UBS	Veralto Corp.	USD	110.00	Jan 2026	16	1,600	5,019	(6,092)
GSI	Visa, Inc., Class A	USD	360.00	Jan 2026	35	3,500	49,200	(57,635)
GSI	Visa, Inc., Class A	USD	370.00	Jan 2026	36	3,600	56,397	(42,596)
GSI	Visa, Inc., Class A	USD	380.00	Jan 2026	35	3,500	24,920	(28,833)
GSI	Visa, Inc., Class A	USD	390.00	Jan 2026	38	3,800	58,931	(21,253)
GSI	Visa, Inc., Class A	USD	400.00	Jan 2026	36	3,600	22,224	(13,459)
GSI	Visa, Inc., Class A	USD	395.00	Jun 2026	35	3,500	39,795	(46,536)
JPM	Vulcan Materials Company	USD	290.00	Dec 2025	29	2,900	17,276	(51,001)
JPM	Vulcan Materials Company	USD	300.00	Dec 2025	29	2,900	11,186	(35,867)
BOA	Willis Towers Watson PLC	USD	330.00	Jan 2026	12	1,200	11,628	(22,243)
BOA	Willis Towers Watson PLC	USD	340.00	Jan 2026	12	1,200	6,704	(16,407)
WFB	Workday, Inc., Class A	USD	260.00	Jan 2026	47	4,700	58,010	(42,767)
WFB	Workday, Inc., Class A	USD	270.00	Jan 2026	47	4,700	45,536	(31,497)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2026	42	4,200	11,125	(37,235)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	53	5,300	24,825	(13,274)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	25	2,500	8,200	(6,261)
WFB	Yum! Brands, Inc.	USD	165.00	Jan 2026	25	2,500	4,925	(3,725)
							$3,113,613	$(3,498,186)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 51.7%
U.S. Government – 21.0%
U.S. Treasury Bonds
1.125%, 08/15/2040	$2,324,000	$1,430,713
1.375%, 11/15/2040	11,872,000	7,566,081
1.750%, 08/15/2041	51,872,000	34,361,148
2.000%, 11/15/2041	38,193,000	26,187,567
2.250%, 08/15/2046 to 08/15/2049	12,313,000	7,830,835
2.375%, 02/15/2042	13,244,000	9,586,380
2.500%, 05/15/2046	6,309,000	4,313,286
3.000%, 02/15/2048 to 02/15/2049	48,246,000	35,219,466
3.125%, 05/15/2048	12,508,000	9,365,854
4.750%, 05/15/2055	32,811,000	31,918,951
4.875%, 08/15/2045 (A)	19,510,000	19,531,339
U.S. Treasury Notes
1.875%, 02/15/2032	9,235,000	8,182,354
3.625%, 08/31/2027 to 08/15/2028	41,353,000	41,388,774
3.625%, 08/31/2030 (A)	66,514,000	66,311,345
3.875%, 07/31/2027 to 08/31/2032	14,582,000	14,628,366
4.000%, 07/31/2030 to 07/31/2032	17,093,000	17,300,065
4.125%, 08/31/2030	11,132,000	11,341,160
4.250%, 08/15/2035	8,104,000	8,120,461
		354,584,145
U.S. Government Agency – 30.7%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	25,814,948	22,404,922
2.500%, 07/01/2033 to 04/01/2052	46,398,654	39,894,419
3.000%, 03/01/2043 to 01/01/2050	30,838,196	27,829,781
3.000%, 11/01/2048 (A)	1,462,565	1,301,804
3.105%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (B)	987,628	988,203
3.951%, (30 day Average SOFR + 2.140%), 08/01/2052 (B)	879,743	854,378
4.000%, 03/01/2050	3,323,518	3,172,660
4.218%, (30 day Average SOFR + 2.306%), 05/01/2053 (B)	2,838,864	2,839,513
4.500%, 06/01/2039 to 07/01/2039	68,833	67,668
4.611%, (30 day Average SOFR + 2.352%), 03/01/2053 (B)	1,958,719	1,941,672
4.827%, (30 day Average SOFR + 2.151%), 01/01/2055 (B)	1,613,455	1,628,759
4.855%, (30 day Average SOFR + 2.246%), 06/01/2055 (B)	5,246,356	5,274,660
4.935%, (30 day Average SOFR + 2.325%), 10/01/2054 (B)	1,364,518	1,383,578
4.980%, (30 day Average SOFR + 2.060%), 06/01/2055 (B)	799,532	806,800
4.989%, (30 day Average SOFR + 2.257%), 02/01/2054 (B)	615,458	624,458
5.016%, (30 day Average SOFR + 2.140%), 06/01/2055 (B)	969,870	978,268
5.069%, (30 day Average SOFR + 2.060%), 07/01/2055 (B)	528,099	533,491
5.076%, (30 day Average SOFR + 2.060%), 08/01/2055 (B)	916,371	925,883
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.105%, (30 day Average SOFR + 2.161%), 06/01/2055 (B)	$792,991	$800,962
5.106%, (30 day Average SOFR + 2.193%), 08/01/2055 (B)	449,769	454,569
5.124%, (30 day Average SOFR + 2.227%), 06/01/2055 (B)	4,576,249	4,626,315
5.197%, (30 day Average SOFR + 2.203%), 06/01/2055 (B)	1,296,392	1,313,012
5.220%, (30 day Average SOFR + 2.265%), 01/01/2055 (B)	4,174,352	4,232,133
5.322%, (30 day Average SOFR + 2.105%), 08/01/2055 (B)	763,642	774,356
5.337%, (30 day Average SOFR + 2.330%), 08/01/2055 (B)	934,855	947,791
5.431%, (30 day Average SOFR + 2.330%), 08/01/2055 (B)	1,203,215	1,221,564
5.446%, (30 day Average SOFR + 2.090%), 05/01/2055 (B)	555,062	564,310
5.500%, 05/01/2055 to 07/01/2055	12,858,234	12,965,331
5.621%, (30 day Average SOFR + 2.330%), 07/01/2055 (B)	1,435,029	1,460,344
5.840%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (B)	583,172	597,847
6.000%, 09/01/2054 to 06/01/2055	25,920,576	26,772,770
6.500%, 09/01/2054 to 11/01/2054	5,787,155	6,126,561
Federal National Mortgage Association
2.000%, 06/01/2040 to 03/01/2047	44,008,125	37,805,928
2.500%, 05/01/2037 to 05/01/2052	25,420,283	22,154,368
2.500%, 05/01/2051 to 12/01/2051 (A)	2,568,814	2,169,148
2.755%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (B)	700,949	675,879
3.000%, 08/01/2042 to 02/01/2055	110,669,438	99,819,016
3.500%, 06/01/2042 to 01/01/2044	1,191,196	1,140,186
3.929%, (30 day Average SOFR + 2.120%), 08/01/2052 (B)	350,037	340,918
4.000%, 01/01/2027 to 12/01/2048	3,849,686	3,740,552
4.071%, (30 day Average SOFR + 2.120%), 07/01/2052 (B)	1,189,578	1,164,214
4.104%, (30 day Average SOFR + 2.120%), 09/01/2052 (B)	1,276,130	1,278,427
4.129%, (30 day Average SOFR + 2.134%), 10/01/2052 (B)	3,549,520	3,544,886
4.146%, (30 day Average SOFR + 2.129%), 11/01/2052 (B)	1,033,411	1,032,346
4.354%, (30 day Average SOFR + 2.125%), 07/01/2052 (B)	1,456,650	1,458,662
4.356%, (30 day Average SOFR + 2.162%), 01/01/2055 (B)	1,439,745	1,451,397
4.500%, 03/01/2043 to 07/01/2048	2,851,522	2,825,715
4.538%, (30 day Average SOFR + 2.330%), 04/01/2053 (B)	4,954,400	4,910,091

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.557%, (30 day Average SOFR + 2.300%), 12/01/2054 (B)	$1,309,992	$1,308,291
4.601%, (30 day Average SOFR + 2.126%), 08/01/2052 (B)	1,671,589	1,685,138
4.604%, (30 day Average SOFR + 2.123%), 08/01/2052 (B)	1,262,347	1,259,371
4.644%, (30 day Average SOFR + 2.128%), 08/01/2052 (B)	865,750	873,567
4.674%, (30 day Average SOFR + 2.297%), 04/01/2053 (B)	5,983,081	6,039,472
4.942%, (30 day Average SOFR + 2.161%), 04/01/2055 (B)	1,183,665	1,196,730
4.968%, (30 day Average SOFR + 2.310%), 05/01/2055 (B)	1,414,622	1,425,074
5.014%, (30 day Average SOFR + 2.050%), 08/01/2055 (B)	471,557	476,867
5.045%, (30 day Average SOFR + 2.086%), 07/01/2055 (B)	1,336,777	1,353,282
5.372%, (30 day Average SOFR + 2.060%), 05/01/2055 (B)	1,443,048	1,470,720
5.402%, (30 day Average SOFR + 2.333%), 08/01/2054 (B)	1,961,475	2,001,791
5.500%, TBA (A)	17,400,000	17,499,461
5.500%, 02/01/2054 to 07/01/2055	48,037,091	48,469,038
5.603%, (30 day Average SOFR + 2.060%), 08/01/2055 (B)	1,419,000	1,448,764
5.991%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.604%), 03/01/2050 (B)	1,194,957	1,219,402
6.000%, 12/01/2053 to 05/01/2055	25,471,654	26,325,431
6.500%, 12/01/2053 to 10/01/2054	3,676,419	3,885,941
Government National Mortgage Association
2.500%, 12/20/2037 to 07/20/2050	10,006,130	8,763,938
3.000%, 06/20/2043 to 10/20/2050	6,911,473	6,215,483
4.000%, 08/20/2052	14,199,828	13,381,138
5.500%, TBA (A)	4,100,000	4,130,247
6.000%, 01/20/2053	5,191,216	5,366,726
		517,616,387
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $876,816,641)		$872,200,532
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (C)	1,910,000	1,943,430
Israel – 0.3%
State of Israel
3.875%, 07/03/2050	698,000	493,546
4.500%, 01/17/2033	353,000	340,959
5.375%, 02/19/2030	1,682,000	1,726,100
5.625%, 02/19/2035	550,000	563,232
5.750%, 03/12/2054	1,317,000	1,217,211
		4,341,048
Mexico – 0.3%
Government of Mexico
3.500%, 02/12/2034	1,041,000	882,560
4.400%, 02/12/2052	781,000	552,792
4.600%, 01/23/2046	813,000	626,417
4.600%, 02/10/2048	728,000	548,475
4.750%, 03/08/2044	772,000	612,775
Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
6.625%, 01/29/2038	$1,190,000	$1,211,837
		4,434,856
Paraguay – 0.1%
Republic of Paraguay
5.400%, 03/30/2050 (C)	1,676,000	1,473,238
6.650%, 03/04/2055 (C)	530,000	545,768
		2,019,006
Peru – 0.0%
Republic of Peru 5.500%, 03/30/2036	767,000	772,983
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,262,591)		$13,511,323
CORPORATE BONDS – 24.0%
Communication services – 1.2%
Alphabet, Inc.
4.500%, 05/15/2035	2,288,000	2,269,324
5.250%, 05/15/2055	804,000	783,150
5.300%, 05/15/2065	804,000	773,248
AT&T, Inc.
3.500%, 06/01/2041	535,000	418,843
3.500%, 09/15/2053	830,000	555,662
3.550%, 09/15/2055	828,000	550,578
3.650%, 09/15/2059	524,000	346,876
3.800%, 12/01/2057	730,000	502,342
Charter Communications Operating LLC
3.500%, 06/01/2041	288,000	207,035
3.500%, 03/01/2042	1,405,000	997,397
3.900%, 06/01/2052	408,000	270,375
5.250%, 04/01/2053	687,000	561,539
5.500%, 04/01/2063	293,000	239,826
5.850%, 12/01/2035 (A)	1,069,000	1,070,888
6.100%, 06/01/2029	1,469,000	1,544,110
6.700%, 12/01/2055 (A)	386,000	381,341
Comcast Corp.
2.987%, 11/01/2063	626,000	348,182
4.049%, 11/01/2052	539,000	401,574
5.350%, 05/15/2053	907,000	832,074
Meta Platforms, Inc.
5.400%, 08/15/2054	323,000	309,848
5.550%, 08/15/2064	1,553,000	1,502,693
Netflix, Inc. 5.400%, 08/15/2054	716,000	697,914
T-Mobile USA, Inc.
5.300%, 05/15/2035	2,129,000	2,150,041
5.875%, 11/15/2055	586,000	578,249
Verizon Communications, Inc.
2.987%, 10/30/2056	839,000	501,101
5.250%, 04/02/2035	1,465,000	1,478,929
		20,273,139
Consumer discretionary – 0.9%
BMW US Capital LLC 5.200%, 08/11/2035 (C)	986,000	980,570
Chevron USA, Inc. 4.300%, 10/15/2030	1,316,000	1,323,299
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	1,055,000	748,378
Ford Motor Credit Company LLC 2.900%, 02/10/2029	3,590,000	3,304,686
General Motors Financial Company, Inc. 2.700%, 06/10/2031	2,126,000	1,886,998
Hyundai Capital America 5.150%, 03/27/2030 (C)	816,000	833,335

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lowe's Companies, Inc.
3.500%, 04/01/2051	$676,000	$457,579
4.250%, 04/01/2052	1,246,000	965,375
Marriott International, Inc. 5.250%, 10/15/2035	1,707,000	1,694,388
McDonald's Corp. 6.300%, 03/01/2038	853,000	935,729
The Home Depot, Inc.
3.625%, 04/15/2052	544,000	394,162
4.750%, 06/25/2029	851,000	871,132
4.850%, 06/25/2031	565,000	583,389
		14,979,020
Consumer staples – 1.9%
Altria Group, Inc. 3.875%, 09/16/2046	771,000	574,009
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	2,934,000	2,863,438
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	569,000	580,710
BAT Capital Corp.
4.540%, 08/15/2047	1,182,000	957,646
6.250%, 08/15/2055	837,000	844,213
7.081%, 08/02/2053	309,000	343,371
Bunge, Ltd. Finance Corp. 5.150%, 08/04/2035	1,486,000	1,489,510
Imperial Brands Finance PLC 5.625%, 07/01/2035 (C)	1,203,000	1,215,057
JBS USA LUX SA
3.000%, 05/15/2032	1,102,000	975,910
3.625%, 01/15/2032	1,483,000	1,366,833
5.750%, 04/01/2033	371,000	384,323
6.375%, 04/15/2066 (C)	294,000	289,826
6.500%, 12/01/2052	768,000	783,736
7.250%, 11/15/2053	1,667,000	1,850,796
Ohio Edison Company 4.950%, 12/15/2029 (C)	733,000	749,160
PepsiCo, Inc.
4.100%, 01/15/2029	1,439,000	1,442,367
4.300%, 07/23/2030	798,000	802,977
4.650%, 07/23/2032	1,236,000	1,249,959
5.000%, 07/23/2035	579,000	584,365
Philip Morris International, Inc.
4.125%, 04/28/2028	2,471,000	2,476,518
4.375%, 04/30/2030	2,091,000	2,102,670
4.875%, 04/30/2035	2,217,000	2,196,132
5.000%, 11/17/2025	1,182,000	1,183,089
Walmart, Inc.
4.350%, 04/28/2030	1,987,000	2,017,071
4.900%, 04/28/2035	2,601,000	2,641,726
		31,965,412
Energy – 1.3%
Aker BP ASA
5.125%, 10/01/2034 (C)(D)	2,110,000	2,043,972
5.800%, 10/01/2054 (C)	274,000	244,636
Devon Energy Corp.
5.200%, 09/15/2034	1,160,000	1,136,688
5.750%, 09/15/2054	936,000	838,163
Diamondback Energy, Inc.
5.150%, 01/30/2030	1,054,000	1,082,590
5.200%, 04/18/2027	564,000	572,469
5.750%, 04/18/2054	934,000	865,521
5.900%, 04/18/2064	284,000	262,776
Energy Transfer LP
5.250%, 07/01/2029	1,423,000	1,467,631
5.300%, 04/15/2047	569,000	501,615
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP (continued)
5.700%, 04/01/2035	$1,663,000	$1,692,981
5.950%, 05/15/2054	2,291,000	2,145,091
6.000%, 02/01/2029 (C)	1,032,000	1,046,643
Equinor ASA 5.125%, 06/03/2035	488,000	497,051
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)	952,398	858,847
2.625%, 03/31/2036 (C)(D)	817,000	712,540
Kinder Morgan, Inc. 5.150%, 06/01/2030	973,000	1,000,573
ONEOK, Inc.
5.050%, 11/01/2034	293,000	285,675
5.700%, 11/01/2054	1,220,000	1,112,313
5.850%, 11/01/2064	227,000	206,654
6.250%, 10/15/2055	739,000	722,004
Petroleos Mexicanos 2.460%, 12/15/2025	170,050	168,343
Saudi Arabian Oil Company 6.375%, 06/02/2055 (C)	1,642,000	1,689,511
TotalEnergies Capital SA
5.425%, 09/10/2064	293,000	271,198
5.638%, 04/05/2064	281,000	269,570
		21,695,055
Financials – 6.7%
American Express Company
4.351%, (4.351% to 7-20-28, then Overnight SOFR + 0.810%), 07/20/2029	2,015,000	2,025,390
4.731%, (4.371% to 4-25-28, then Overnight SOFR + 1.260%), 04/25/2029	2,125,000	2,159,912
4.918%, (4.918% to 7-20-32, then Overnight SOFR + 1.220%), 07/20/2033	1,698,000	1,719,711
5.016%, (5.016% to 4-25-30, then Overnight SOFR + 1.440%), 04/25/2031	1,972,000	2,026,281
5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031	771,000	794,639
5.442%, (5.442% to 1-30-35, then SOFR Compounded Index + 1.320%), 01/30/2036	1,009,000	1,037,146
5.667%, (5.667% to 4-25-35, then Overnight SOFR + 1.790%), 04/25/2036	739,000	772,182
Ares Management Corp. 5.600%, 10/11/2054	849,000	797,917
Ares Strategic Income Fund 6.200%, 03/21/2032	1,122,000	1,154,188
Athene Global Funding 5.543%, 08/22/2035 (C)	877,000	872,805
Bain Capital Specialty Finance, Inc. 5.950%, 03/15/2030	323,000	324,365
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	3,542,000	3,461,205
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031	491,000	433,619
2.496%, (2.496% to 2-13-30, then 3 month CME Term SOFR + 1.252%), 02/13/2031	1,108,000	1,023,396

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC
4.476%, (4.476% to 11-11-28, then Overnight SOFR + 1.080%), 11/11/2029	$1,733,000	$1,736,103
5.785%, (5.785% to 2-25-35, then Overnight SOFR + 1.590%), 02/25/2036	1,890,000	1,949,518
BPCE SA
5.389%, (5.389% to 5-28-30, then Overnight SOFR + 1.581%), 05/28/2031 (C)	646,000	661,482
6.027%, (6.027% to 5-28-35, then Overnight SOFR + 1.956%), 05/28/2036 (C)	1,012,000	1,048,891
Brookfield Finance, Inc. 5.330%, 01/15/2036	1,220,000	1,212,553
CaixaBank SA
4.634%, (4.634% to 7-3-28, then Overnight SOFR + 1.140%), 07/03/2029 (C)	1,962,000	1,976,346
4.885%, (4.885% to 7-3-30, then Overnight SOFR + 1.360%), 07/03/2031 (C)	1,962,000	1,984,586
5.581%, (5.581% to 7-3-35, then Overnight SOFR + 1.790%), 07/03/2036 (C)	1,182,000	1,194,744
Capital One Financial Corp. 6.051%, (6.051% to 2-1-34, then Overnight SOFR + 2.260%), 02/01/2035	2,182,000	2,298,928
Citigroup, Inc.
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030	920,000	924,168
4.786%, (4.786% to 3-4-28, then Overnight SOFR + 0.870%), 03/04/2029	1,985,000	2,010,965
4.952%, (4.952% to 5-7-30, then Overnight SOFR + 1.463%), 05/07/2031	2,981,000	3,037,005
5.333%, (5.333% to 3-27-35, then Overnight SOFR + 1.465%), 03/27/2036	2,001,000	2,022,102
5.612%, (5.612% to 3-4-55, then Overnight SOFR + 1.746%), 03/04/2056	1,363,000	1,330,226
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	619,000	636,389
6.020%, (6.020% to 1-24-35, then Overnight SOFR + 1.830%), 01/24/2036	3,070,000	3,172,136
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	555,000	584,701
Deutsche Bank AG 4.950%, (4.950% to 8-4-30, then Overnight SOFR + 1.300%), 08/04/2031	1,003,000	1,011,247
FS KKR Capital Corp. 6.125%, 01/15/2030	1,603,000	1,592,023
ING Groep NV 5.525%, (5.525% to 3-25-35, then Overnight SOFR + 1.610%), 03/25/2036	1,208,000	1,236,569
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	$1,704,000	$1,574,518
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	1,223,000	1,247,469
Morgan Stanley
4.994%, (4.994% to 4-12-28, then Overnight SOFR + 1.380%), 04/12/2029	2,881,000	2,934,515
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	2,614,000	2,677,794
5.192%, (5.192% to 4-17-30, then Overnight SOFR + 1.510%), 04/17/2031	2,080,000	2,144,012
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031	2,808,000	2,898,414
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	1,104,000	1,139,230
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	2,580,000	2,722,788
Morgan Stanley Private Bank NA
4.466%, (4.466% to 7-6-27, then Overnight SOFR + 0.770%), 07/06/2028	1,749,000	1,756,957
4.734%, (4.734% to 7-18-30, then Overnight SOFR + 1.080%), 07/18/2031	1,377,000	1,396,344
Nationwide Building Society 5.537%, (5.537% to 7-14-35, then Overnight SOFR + 1.650%), 07/14/2036 (C)	897,000	913,781
Nomura Holdings, Inc.
4.904%, 07/01/2030	1,963,000	1,991,191
5.491%, 06/29/2035	1,128,000	1,151,927
Oaktree Specialty Lending Corp. 6.340%, 02/27/2030	964,000	972,914
PNC Bank NA 4.429%, (4.429% to 7-21-27, then Overnight SOFR + 0.727%), 07/21/2028	2,312,000	2,320,716
Royal Bank of Canada 4.696%, (4.696% to 8-6-30, then Overnight SOFR + 1.060%), 08/06/2031	1,987,000	2,007,021
Societe Generale SA 7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (C)	1,333,000	1,366,221
State Street Corp. 4.729%, 02/28/2030	2,270,000	2,321,039
Sumitomo Mitsui Financial Group, Inc.
4.660%, (4.660% to 7-8-30, then Overnight SOFR + 1.190%), 07/08/2031	999,000	1,010,524
4.954%, (4.954% to 7-8-32, then Overnight SOFR + 1.380%), 07/08/2033	999,000	1,012,280
5.246%, (5.246% to 7-8-35, then Overnight SOFR + 1.500%), 07/08/2036	1,163,000	1,179,961

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Synchrony Financial 6.000%, (6.000% to 7-29-35, then Overnight SOFR + 2.070%), 07/29/2036	$864,000	$873,276
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	1,603,000	1,647,164
The Goldman Sachs Group, Inc.
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	1,698,000	1,716,662
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	877,000	897,848
5.207%, (5.207% to 1-28-30, then Overnight SOFR + 1.078%), 01/28/2031	2,242,000	2,310,192
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	3,451,000	3,562,937
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	1,743,000	1,772,683
5.734%, (5.734% to 1-28-55, then Overnight SOFR + 1.696%), 01/28/2056	799,000	796,433
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	1,302,000	1,316,537
5.373%, (5.373% to 7-21-35, then Overnight SOFR + 1.417%), 07/21/2036	741,000	753,013
Truist Bank 4.420%, (4.420% to 7-24-27, then Overnight SOFR + 0.770%), 07/24/2028	2,314,000	2,320,956
Wells Fargo & Company
4.970%, (4.970% to 4-23-28, then Overnight SOFR + 1.370%), 04/23/2029	2,919,000	2,974,385
5.150%, (5.150% to 4-23-30, then Overnight SOFR + 1.500%), 04/23/2031	2,202,000	2,267,826
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	908,000	915,617
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	556,000	576,405
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	884,000	904,135
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	565,000	598,891
		113,168,014
Health care – 2.5%
AbbVie, Inc.
3.200%, 11/21/2029	2,081,000	2,005,263
4.050%, 11/21/2039	591,000	520,043
4.250%, 11/21/2049	2,053,000	1,672,725
4.500%, 05/14/2035	87,000	84,303
4.550%, 03/15/2035	244,000	238,893
4.800%, 03/15/2027	1,411,000	1,425,589
4.875%, 03/15/2030	1,135,000	1,169,303
4.950%, 03/15/2031	847,000	874,557
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc. (continued)
5.050%, 03/15/2034	$1,411,000	$1,437,479
5.200%, 03/15/2035	1,318,000	1,349,091
5.600%, 03/15/2055	130,000	128,750
Alcon Finance Corp. 5.375%, 12/06/2032 (C)	1,678,000	1,736,352
Amgen, Inc.
5.600%, 03/02/2043	814,000	804,456
5.650%, 03/02/2053	257,000	248,558
CommonSpirit Health 3.347%, 10/01/2029	523,000	504,301
CVS Health Corp.
4.780%, 03/25/2038	619,000	569,626
5.050%, 03/25/2048	2,522,000	2,162,101
5.550%, 06/01/2031	1,119,000	1,169,141
5.700%, 06/01/2034	1,149,000	1,185,312
Eli Lilly & Company
4.200%, 08/14/2029	1,774,000	1,789,666
4.250%, 03/15/2031	1,714,000	1,717,977
4.600%, 08/14/2034	1,461,000	1,452,658
4.700%, 02/09/2034	1,121,000	1,123,153
4.900%, 02/12/2032	429,000	442,980
5.050%, 08/14/2054	137,000	126,782
5.100%, 02/12/2035	609,000	624,174
5.100%, 02/09/2064	563,000	512,809
5.500%, 02/12/2055	706,000	696,180
5.550%, 10/15/2055	357,000	354,212
5.600%, 02/12/2065	778,000	771,131
EMD Finance LLC
4.375%, 10/15/2030 (C)	1,577,000	1,575,063
5.000%, 10/15/2035 (C)	1,112,000	1,100,858
Gilead Sciences, Inc. 4.000%, 09/01/2036	570,000	523,215
HCA, Inc.
5.250%, 06/15/2049	725,000	640,051
5.500%, 03/01/2032	1,933,000	2,003,304
5.900%, 06/01/2053	423,000	404,068
6.200%, 03/01/2055	1,158,000	1,149,644
Merck & Company, Inc. 2.350%, 06/24/2040	473,000	333,408
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053	138,000	128,552
Stryker Corp. 4.850%, 02/10/2030	552,000	566,365
UnitedHealth Group, Inc.
3.050%, 05/15/2041	262,000	192,984
4.600%, 04/15/2027	1,165,000	1,174,421
5.500%, 07/15/2044	682,000	662,552
5.625%, 07/15/2054	1,821,000	1,733,344
5.750%, 07/15/2064	602,000	576,337
5.875%, 02/15/2053	1,436,000	1,419,004
		43,080,735
Industrials – 2.8%
Carlisle Companies, Inc.
5.250%, 09/15/2035	732,000	732,102
5.550%, 09/15/2040	293,000	293,259
Caterpillar Financial Services Corp.
4.375%, 08/16/2029 (D)	631,000	639,723
5.000%, 05/14/2027	1,697,000	1,726,478
Caterpillar, Inc. 5.200%, 05/15/2035	1,856,000	1,901,717
Crowley Conro LLC 4.181%, 08/15/2043	657,538	598,340
Deere & Company
5.450%, 01/16/2035	2,376,000	2,477,231

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Deere & Company (continued)
5.700%, 01/19/2055	$1,178,000	$1,203,349
Delta Air Lines, Inc.
4.750%, 10/20/2028 (C)	1,837,000	1,847,382
4.950%, 07/10/2028	2,269,000	2,296,897
5.250%, 07/10/2030	2,552,000	2,602,540
Eaton Capital ULC 4.450%, 05/09/2030	799,000	806,833
Embraer Netherlands Finance BV 5.980%, 02/11/2035	1,471,000	1,526,163
General Dynamics Corp. 4.950%, 08/15/2035	1,099,000	1,110,601
General Electric Company
4.300%, 07/29/2030	1,730,000	1,737,455
4.900%, 01/29/2036	1,572,000	1,578,871
Howmet Aerospace, Inc. 4.850%, 10/15/2031	756,000	773,733
John Deere Capital Corp.
4.150%, 09/15/2027	1,113,000	1,118,617
4.500%, 01/08/2027	1,403,000	1,413,645
4.550%, 06/05/2030	1,312,000	1,332,583
4.650%, 01/07/2028	988,000	1,004,441
4.850%, 06/11/2029	184,000	189,300
5.150%, 09/08/2026	1,038,000	1,050,294
Norfolk Southern Corp. 5.100%, 05/01/2035	994,000	1,005,229
Northrop Grumman Corp.
4.650%, 07/15/2030	810,000	823,871
5.250%, 07/15/2035	751,000	767,888
Siemens Funding BV
4.350%, 05/26/2028 (C)	1,957,000	1,975,945
4.600%, 05/28/2030 (C)	1,306,000	1,328,568
4.900%, 05/28/2032 (C)	1,573,000	1,608,493
5.200%, 05/28/2035 (C)	1,573,000	1,618,055
5.800%, 05/28/2055 (C)	798,000	822,278
The Boeing Company
5.805%, 05/01/2050	984,000	946,251
6.858%, 05/01/2054	588,000	644,797
Uber Technologies, Inc.
4.800%, 09/15/2034	1,436,000	1,419,580
5.350%, 09/15/2054	674,000	632,847
Union Pacific Corp. 5.600%, 12/01/2054	447,000	440,710
United Parcel Service, Inc. 6.050%, 05/14/2065	1,123,000	1,135,756
Verisk Analytics, Inc.
4.500%, 08/15/2030	985,000	988,964
5.125%, 02/15/2036	1,100,000	1,092,768
		47,213,554
Information technology – 2.6%
Accenture Capital, Inc.
4.250%, 10/04/2031	2,262,000	2,254,761
4.500%, 10/04/2034	1,244,000	1,215,025
Apple, Inc.
2.375%, 02/08/2041	406,000	284,292
2.650%, 05/11/2050	442,000	273,734
2.650%, 02/08/2051	341,000	209,227
3.950%, 08/08/2052	1,067,000	839,369
4.000%, 05/12/2028	853,000	858,782
4.200%, 05/12/2030	1,466,000	1,485,862
Autodesk, Inc.
2.400%, 12/15/2031	69,000	60,724
5.300%, 06/15/2035	732,000	745,022
Broadcom, Inc.
4.150%, 02/15/2028	1,388,000	1,389,553
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc. (continued)
4.550%, 02/15/2032	$1,414,000	$1,407,385
4.600%, 07/15/2030	1,814,000	1,831,453
4.800%, 10/15/2034	1,980,000	1,958,281
4.900%, 07/15/2032	950,000	961,655
4.926%, 05/15/2037 (C)	797,000	775,171
5.050%, 07/12/2029	2,035,000	2,092,546
5.150%, 11/15/2031	1,894,000	1,958,410
5.200%, 07/15/2035	1,445,000	1,458,149
Cadence Design Systems, Inc.
4.200%, 09/10/2027	1,054,000	1,058,408
4.300%, 09/10/2029	2,928,000	2,949,213
4.700%, 09/10/2034	2,725,000	2,697,791
Foundry JV Holdco LLC
5.500%, 01/25/2031 (C)	500,000	519,205
5.900%, 01/25/2033 (C)	512,000	536,602
6.100%, 01/25/2036 (C)	285,000	298,184
6.200%, 01/25/2037 (C)	327,000	343,847
6.300%, 01/25/2039 (C)	408,000	431,286
Hewlett Packard Enterprise Company 5.600%, 10/15/2054	606,000	559,627
Intel Corp.
2.800%, 08/12/2041	479,000	321,036
3.250%, 11/15/2049	281,000	175,480
5.600%, 02/21/2054	281,000	255,554
5.625%, 02/10/2043	320,000	303,194
5.900%, 02/10/2063	420,000	387,576
KLA Corp. 3.300%, 03/01/2050	457,000	315,827
Micron Technology, Inc. 6.050%, 11/01/2035	1,996,000	2,097,133
Oracle Corp.
4.000%, 07/15/2046	968,000	738,072
5.375%, 09/27/2054	730,000	650,242
6.000%, 08/03/2055	478,000	466,948
Synopsys, Inc.
4.650%, 04/01/2028	851,000	862,506
4.850%, 04/01/2030	1,217,000	1,241,399
5.000%, 04/01/2032	973,000	992,635
5.700%, 04/01/2055	243,000	238,585
Texas Instruments, Inc.
4.500%, 05/23/2030	1,221,000	1,240,133
5.000%, 03/14/2053	666,000	609,162
5.100%, 05/23/2035	1,221,000	1,248,602
5.150%, 02/08/2054	563,000	528,348
		44,125,996
Materials – 0.4%
CRH America Finance, Inc. 5.500%, 01/09/2035	1,004,000	1,035,746
CRH SMW Finance DAC 5.125%, 01/09/2030	1,004,000	1,033,025
Gerdau Trade, Inc. 5.750%, 06/09/2035	1,147,000	1,168,220
Glencore Funding LLC
5.634%, 04/04/2034 (C)	658,000	675,148
5.673%, 04/01/2035 (C)	1,535,000	1,570,492
6.141%, 04/01/2055 (C)	576,000	580,344
		6,062,975
Real estate – 1.3%
Agree LP
2.000%, 06/15/2028	870,000	820,444
2.600%, 06/15/2033	237,000	200,905
4.800%, 10/01/2032	523,000	520,988
5.600%, 06/15/2035	852,000	876,493

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Homes 4 Rent LP
3.625%, 04/15/2032	$960,000	$893,053
4.300%, 04/15/2052	430,000	331,609
4.950%, 06/15/2030	733,000	747,447
5.500%, 07/15/2034	391,000	400,200
Brixmor Operating Partnership LP 2.500%, 08/16/2031	919,000	814,154
CBRE Services, Inc. 5.500%, 06/15/2035	739,000	753,665
Crown Castle, Inc.
2.100%, 04/01/2031	944,000	823,368
5.800%, 03/01/2034	853,000	889,214
Essex Portfolio LP
2.550%, 06/15/2031 (D)	495,000	442,520
5.500%, 04/01/2034	585,000	603,758
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	166,000	142,566
4.150%, 04/15/2032	956,000	914,465
4.875%, 02/01/2035	849,000	829,365
4.950%, 01/15/2033	976,000	973,843
Kimco Realty OP LLC
4.850%, 03/01/2035	765,000	754,144
5.300%, 02/01/2036	878,000	887,152
Realty Income Corp.
2.100%, 03/15/2028	539,000	513,602
2.850%, 12/15/2032	695,000	617,832
3.400%, 01/15/2030	576,000	555,838
4.900%, 07/15/2033	827,000	830,752
Regency Centers LP
2.950%, 09/15/2029	1,315,000	1,252,780
5.000%, 07/15/2032	831,000	847,676
5.250%, 01/15/2034	1,128,000	1,154,291
Store Capital LLC
2.700%, 12/01/2031	334,000	290,714
2.750%, 11/18/2030	849,000	766,185
Sun Communities Operating LP 4.200%, 04/15/2032	1,055,000	1,013,586
		21,462,609
Utilities – 2.4%
Alabama Power Company 5.100%, 04/02/2035	789,000	798,799
American Transmission Systems, Inc. 2.650%, 01/15/2032 (C)	347,000	308,387
Arizona Public Service Company 5.900%, 08/15/2055	976,000	972,310
Baltimore Gas and Electric Company
2.250%, 06/15/2031	744,000	666,629
5.450%, 06/01/2035	977,000	1,006,732
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	550,000	396,424
4.950%, 08/15/2035	1,184,000	1,173,976
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (C)	757,566	765,218
5.672%, 10/20/2035 (C)	1,189,000	1,212,768
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	167,000	109,752
3.700%, 11/15/2059	284,000	196,442
5.375%, 05/15/2034	388,000	401,875
5.500%, 03/15/2055	365,000	350,531
Consumers Energy Company
4.500%, 01/15/2031	1,460,000	1,473,655
5.050%, 05/15/2035	1,079,000	1,087,502
DTE Electric Company
2.950%, 03/01/2050	869,000	563,878
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
DTE Electric Company (continued)
3.650%, 03/01/2052	$398,000	$288,419
5.250%, 05/15/2035	512,000	522,601
Duke Energy Carolinas LLC
2.550%, 04/15/2031	340,000	310,566
2.850%, 03/15/2032	924,000	836,556
3.550%, 03/15/2052	673,000	477,989
5.250%, 03/15/2035	812,000	835,277
5.350%, 01/15/2053	652,000	618,279
Duke Energy Corp. 3.500%, 06/15/2051	461,000	312,873
Duke Energy Florida LLC 2.400%, 12/15/2031	742,000	664,162
Duke Energy Progress LLC
2.500%, 08/15/2050	751,000	436,287
3.700%, 10/15/2046	169,000	127,188
Entergy Arkansas LLC
2.650%, 06/15/2051	670,000	393,350
5.150%, 01/15/2033	1,116,000	1,148,611
Entergy Mississippi LLC 5.800%, 04/15/2055	728,000	724,754
Exelon Corp. 5.875%, 03/15/2055	1,120,000	1,107,458
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (C)	725,000	707,563
4.300%, 01/15/2029 (C)	875,000	875,129
5.200%, 04/01/2028 (C)	573,000	586,382
Georgia Power Company 5.200%, 03/15/2035	292,000	296,398
Jersey Central Power & Light Company
2.750%, 03/01/2032 (C)	818,000	726,369
5.100%, 01/15/2035	662,000	661,430
MidAmerican Energy Company 2.700%, 08/01/2052	645,000	393,044
Mississippi Power Company
3.100%, 07/30/2051	892,000	582,514
4.250%, 03/15/2042	379,000	326,108
Northern States Power Company
5.050%, 05/15/2035	1,217,000	1,230,096
5.400%, 03/15/2054	450,000	435,123
5.650%, 06/15/2054	488,000	487,519
NSTAR Electric Company
5.200%, 03/01/2035	438,000	444,847
5.400%, 06/01/2034	859,000	887,886
Oncor Electric Delivery Company LLC
5.350%, 04/01/2035 (C)	684,000	703,161
5.800%, 04/01/2055 (C)	798,000	798,054
Pacific Gas & Electric Company
3.500%, 08/01/2050	282,000	184,957
3.950%, 12/01/2047	1,685,000	1,217,030
4.200%, 06/01/2041	432,000	341,594
4.950%, 07/01/2050	2,125,000	1,759,526
PECO Energy Company 2.850%, 09/15/2051	898,000	556,472
PPL Capital Funding, Inc. 5.250%, 09/01/2034	517,000	525,149
Public Service Company of Oklahoma 3.150%, 08/15/2051	503,000	312,583
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,279,000	1,114,772
2.050%, 08/01/2050	206,000	108,699
2.700%, 05/01/2050	348,000	212,677
4.900%, 08/15/2035	985,000	981,298
5.050%, 03/01/2035	859,000	870,134

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Public Service Electric & Gas Company (continued)
5.500%, 03/01/2055	$341,000	$332,997
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055	163,000	160,530
Southern California Edison Company 4.125%, 03/01/2048	560,000	422,898
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	1,061,000	1,086,953
Virginia Electric & Power Company 2.950%, 11/15/2051	744,000	463,496
		41,082,636
TOTAL CORPORATE BONDS (Cost $404,606,078)		$405,109,145
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	363,179
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	720,000	798,095
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	503,130
Ohio State University 4.800%, 06/01/2111	433,000	355,831
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	842,283
TOTAL MUNICIPAL BONDS (Cost $3,428,448)		$2,862,518
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.9%
Commercial and residential – 1.6%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (C)(E)	156,156	148,476
Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(E)	100,096	95,884
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(E)	674,521	574,465
BANK Series 2022-BNK44, Class A5 5.935%, 11/15/2055 (E)	687,000	731,922
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	220,419	220,140
Series 2022-C17, Class A5, 4.441%, 09/15/2055	1,366,000	1,345,020
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	1,645,000	1,738,558
Series 2025-C35, Class A5, 5.586%, 07/15/2058 (E)	400,000	419,803
Benchmark Mortgage Trust Series 2021-B25, Class A4 2.268%, 04/15/2054	573,000	519,023
BMO Mortgage Trust
Series 2025-5C10, Class A3, 5.578%, 05/15/2058	858,000	896,594
Series 2025-C11, Class A5, 5.687%, 02/15/2058	853,000	898,631
Series 2025-C12, Class A5, 5.871%, 06/15/2058 (E)	572,000	610,261
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	278,561	272,519
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 5.178%, 09/15/2036 (B)(C)	$3,491,657	$3,486,392
BX Trust Series 2025-VLT7, Class A (1 month CME Term SOFR + 1.700%) 6.063%, 07/15/2044 (B)(C)	1,012,000	1,015,161
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (C)(E)	857,739	727,947
Series 2021-4, Class A1, 1.397%, 10/25/2066 (C)(E)	939,335	806,144
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	1,786,000	1,594,639
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	314,000	310,310
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(E)	333,153	294,929
Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1, Class A3 5.635%, 03/15/2058	400,000	419,612
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	656,686	587,193
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (C)(E)	222,089	212,749
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(E)	249,660	242,894
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	222,890	211,273
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(E)	388,419	364,467
Series 2021-4, Class A1, 1.162%, 08/25/2056 (C)(E)	772,922	688,509
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.806%, 02/15/2042 (B)(C)	1,477,000	1,465,931
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	546,615	490,589
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	609,945	538,380
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(E)	771,217	655,603
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(E)	1,917,620	1,669,513
Series 2021-7, Class A1 (1.829% to 11-1-25, then 2.829% thereafter), 1.829%, 10/25/2066 (C)	805,030	735,236
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(E)	787,109	728,106
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	280,397	269,824
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(E)	279,861	266,248

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2025-C64, Class A5 5.645%, 02/15/2058	$274,000	$289,190
		26,542,135
U.S. Government Agency – 13.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,307,968	1,201,837
Series 271, Class F5 (30 day Average SOFR + 0.614%), 4.957%, 08/15/2042 (B)	490,910	484,583
Series 272, Class F1 (30 day Average SOFR + 0.614%), 4.957%, 08/15/2042 (B)	770,614	760,719
Series 280, Class F1 (30 day Average SOFR + 0.614%), 4.957%, 09/15/2042 (B)	776,698	766,466
Series 326, Class F2 (30 day Average SOFR + 0.664%), 5.007%, 03/15/2044 (B)	636,572	634,145
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.957%, 07/15/2040 (B)	420,613	417,763
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.957%, 09/15/2041 (B)	405,777	402,683
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.907%, 11/15/2041 (B)	380,334	376,868
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.947%, 12/15/2041 (B)	350,212	347,785
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.907%, 01/15/2042 (B)	436,431	432,659
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.907%, 06/15/2042 (B)	509,323	504,119
Series 4091, Class BX, 3.250%, 10/15/2041	833,917	786,961
Series 4091, Class EX, 3.375%, 07/15/2042	542,604	511,857
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.857%, 08/15/2042 (B)	498,217	491,101
Series 4091, Class MX, 3.250%, 02/15/2042	615,815	577,140
Series 4117, Class HB, 2.500%, 10/15/2042	559,669	500,605
Series 4122, Class FP (30 day Average SOFR + 0.514%), 4.857%, 10/15/2042 (B)	546,526	538,239
Series 4160, Class HP, 2.500%, 01/15/2033	520,104	499,345
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.807%, 03/15/2043 (B)	291,442	286,889
Series 4205, Class PA, 1.750%, 05/15/2043	661,594	572,185
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.957%, 08/15/2043 (B)	1,409,900	1,388,349
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.857%, 12/15/2043 (B)	$228,700	$226,599
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.807%, 02/15/2044 (B)	412,386	406,424
Series 4427, Class CE, 3.000%, 02/15/2034	132,583	130,928
Series 4446, Class CP, 2.250%, 03/15/2045	651,587	583,503
Series 4582, Class HA, 3.000%, 09/15/2045	2,629,300	2,505,355
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.807%, 06/15/2046 (B)	725,333	720,206
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.857%, 08/15/2046 (B)	1,387,972	1,374,718
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.857%, 06/15/2041 (B)	5,272,377	5,217,503
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.857%, 10/15/2046 (B)	748,486	741,992
Series 4628, Class KF (30 day Average SOFR + 0.614%), 4.957%, 01/15/2055 (B)	822,227	799,463
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.757%, 08/15/2047 (B)	553,922	546,288
Series 4719, Class LA, 3.500%, 09/15/2047	773,816	719,634
Series 4719, Class LM, 3.000%, 09/15/2047	569,376	512,050
Series 4742, Class PA, 3.000%, 10/15/2047	897,772	826,551
Series 4753, Class BD, 3.000%, 01/15/2048	652,422	589,989
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.757%, 09/15/2048 (B)	464,090	452,935
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.757%, 01/15/2049 (B)	1,413,976	1,397,560
Series 4857, Class JA, 3.350%, 01/15/2049	2,236,403	2,145,642
Series 4880, Class DA, 3.000%, 05/15/2050	1,402,166	1,297,320
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.863%, 08/25/2049 (B)	465,379	456,360
Series 4927, Class BG, 3.000%, 11/25/2049	1,047,520	973,017
Series 4937, Class MD, 2.500%, 10/25/2049	1,027,593	918,315
Series 4940, Class AG, 3.000%, 05/15/2040	627,554	596,146
Series 4941, Class GA, 2.000%, 12/15/2047	594,984	502,618
Series 4954, Class LB, 2.500%, 02/25/2050	463,424	408,812

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4957, Class MY, 3.000%, 02/25/2050	$712,000	$594,860
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.813%, 07/25/2050 (B)	778,407	769,582
Series 4993, Class KF (30 day Average SOFR + 0.564%), 4.913%, 07/25/2050 (B)	4,323,688	4,182,864
Series 5004, Class FM (30 day Average SOFR + 0.464%), 4.813%, 08/25/2050 (B)	862,173	826,947
Series 5020, Class ET, 3.500%, 10/25/2050	900,759	831,529
Series 5058, Class BC, 5.000%, 11/25/2050	640,830	633,794
Series 5091, Class AB, 1.500%, 03/25/2051	1,840,158	1,498,449
Series 5092, Class HE, 2.000%, 02/25/2051	1,066,611	887,468
Series 5114, Class AD, 1.500%, 08/25/2047	3,986,680	3,443,672
Series 5116, Class PB, 2.250%, 02/25/2051	1,122,983	996,063
Series 5118, Class CA, 1.500%, 10/15/2033	1,081,167	1,003,273
Series 5119, Class QF (30 day Average SOFR + 0.200%), 4.548%, 06/25/2051 (B)	1,281,588	1,206,169
Series 5178, Class TP, 2.500%, 04/25/2049	1,222,386	1,093,176
Series 5182, Class M, 2.500%, 05/25/2049	713,879	632,326
Series 5201, Class CA, 2.500%, 07/25/2048	1,005,196	892,285
Series 5202, Class BH, 2.000%, 12/25/2047	617,625	572,751
Series 5202, Class KA, 2.500%, 06/25/2049	966,215	870,133
Series 5202, Class TA, 2.500%, 12/25/2048	1,814,017	1,674,227
Series 5207, Class PA, 3.000%, 06/25/2051	1,424,889	1,285,941
Series 5210, Class DC, 3.000%, 09/25/2051	949,432	892,847
Series 5220, Class QK, 3.500%, 09/25/2050	1,996,574	1,916,568
Series 5228, Class TN, 3.500%, 07/25/2039	684,008	658,958
Series 5335, Class FB (30 day Average SOFR + 0.814%), 5.157%, 10/15/2039 (B)	1,835,313	1,840,595
Series 5396, Class HF (30 day Average SOFR + 0.950%), 5.298%, 04/25/2054 (B)	2,488,083	2,499,809
Series 5399, Class FB (30 day Average SOFR + 0.900%), 5.248%, 04/25/2054 (B)	1,463,121	1,460,119
Series 5410, Class JY, 3.000%, 03/15/2044	1,107,000	963,231
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.857%, 01/15/2044 (B)	797,483	787,213
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5452, Class KY, 3.000%, 03/15/2044	$1,168,000	$1,007,644
Series 5529, Class HA, 3.000%, 03/15/2043	654,202	624,792
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	43,653	44,328
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.873%, 09/25/2040 (B)	391,274	387,832
Series 2011-111, Class DB, 4.000%, 11/25/2041	803,534	781,485
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.913%, 11/25/2041 (B)	347,526	344,274
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.913%, 11/25/2041 (B)	807,168	799,870
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.913%, 12/25/2041 (B)	373,542	369,754
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.963%, 01/25/2042 (B)	418,262	415,131
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.903%, 06/25/2041 (B)	286,638	284,623
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 4.803%, 10/25/2042 (B)	329,274	325,374
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.963%, 02/25/2042 (B)	370,272	367,385
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 4.813%, 12/25/2042 (B)	623,101	612,554
Series 2012-151, Class NX, 1.500%, 01/25/2043	564,358	487,055
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.963%, 05/25/2042 (B)	495,638	491,710
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,812,481	1,679,237
Series 2013-43, Class BP, 1.750%, 05/25/2043	803,146	695,754
Series 2013-49, Class AP, 1.750%, 05/25/2043	443,737	376,920
Series 2014-25, Class EL, 3.000%, 05/25/2044	742,294	688,627
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.863%, 11/25/2044 (B)	413,229	407,339
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 4.763%, 05/25/2045 (B)	1,097,854	1,077,260
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.763%, 05/25/2045 (B)	698,179	680,759
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.763%, 07/25/2045 (B)	830,077	809,793

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2015-72, Class GL, 3.000%, 10/25/2045	$562,000	$490,551
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,320,918	1,192,728
Series 2015-84, Class PA, 1.700%, 08/25/2033	918,834	865,248
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.813%, 03/25/2046 (B)	384,813	380,674
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 4.813%, 03/25/2046 (B)	520,482	514,519
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.863%, 04/25/2046 (B)	2,379,208	2,361,932
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.863%, 04/25/2046 (B)	1,010,029	1,000,234
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.863%, 04/25/2046 (B)	879,466	870,696
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,036,676	1,908,112
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,680,218	4,012,638
Series 2016-61, Class BF (30 day Average SOFR + 0.514%), 4.863%, 09/25/2046 (B)	235,787	234,232
Series 2016-64, Class BC, 1.750%, 09/25/2046	927,328	868,190
Series 2016-64, Class PE, 2.500%, 09/25/2046	595,000	452,597
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.863%, 10/25/2046 (B)	806,201	799,108
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.863%, 10/25/2046 (B)	618,232	613,352
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.863%, 03/25/2044 (B)	402,794	398,456
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.863%, 11/25/2046 (B)	619,966	614,834
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.863%, 11/25/2046 (B)	1,370,971	1,360,243
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.863%, 11/25/2046 (B)	1,266,528	1,254,712
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.863%, 11/25/2046 (B)	608,308	602,429
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.863%, 11/25/2046 (B)	1,578,105	1,562,575
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 4.913%, 12/25/2046 (B)	1,063,394	1,054,730
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.863%, 12/25/2046 (B)	562,854	559,177
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.863%, 03/25/2047 (B)	$249,876	$247,840
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.713%, 01/25/2048 (B)	244,111	240,824
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.863%, 03/25/2047 (B)	619,605	614,599
Series 2017-13, Class PA, 3.000%, 08/25/2046	596,006	564,987
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.863%, 04/25/2047 (B)	702,744	696,481
Series 2017-24, Class PG, 2.625%, 04/25/2047	2,380,629	2,089,705
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.813%, 04/25/2047 (B)	1,595,772	1,582,095
Series 2017-35, Class MC, 2.625%, 12/25/2044	495,557	480,922
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.713%, 10/25/2047 (B)	564,728	559,973
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.863%, 03/25/2047 (B)	746,168	739,749
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.863%, 03/25/2047 (B)	542,106	537,481
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.863%, 03/25/2047 (B)	277,461	275,172
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.763%, 12/25/2047 (B)	974,951	960,651
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.713%, 02/25/2048 (B)	314,059	310,178
Series 2018-14, Class KC, 3.000%, 03/25/2048	856,321	821,243
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.713%, 06/25/2048 (B)	1,311,416	1,296,749
Series 2018-38, Class MA, 3.300%, 06/25/2048	1,150,547	1,098,217
Series 2018-45, Class TM, 3.000%, 06/25/2048	884,779	804,321
Series 2018-55, Class GA, 3.375%, 08/25/2048	850,437	810,892
Series 2018-64, Class A, 3.000%, 09/25/2048	813,803	715,951
Series 2018-85, Class EA, 3.500%, 12/25/2048	581,378	566,967
Series 2018-86, Class AF (30 day Average SOFR + 0.414%), 4.763%, 12/25/2048 (B)	202,256	200,246
Series 2019-13, Class PE, 3.000%, 03/25/2049	543,390	493,564
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 4.963%, 04/25/2049 (B)	424,268	414,799

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-25, Class PA, 3.000%, 05/25/2048	$1,635,818	$1,535,829
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 4.963%, 08/25/2059 (B)	1,142,892	1,110,073
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.863%, 08/25/2049 (B)	825,966	810,514
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 4.913%, 11/25/2049 (B)	457,952	449,548
Series 2019-8, Class GA, 3.000%, 03/25/2049	2,493,295	2,230,673
Series 2019-81, Class LH, 3.000%, 12/25/2049	187,399	169,079
Series 2020-45, Class JL, 3.000%, 07/25/2040	1,858,842	1,719,098
Series 2020-48, Class AB, 2.000%, 07/25/2050	934,788	784,952
Series 2020-59, Class NC, 3.000%, 08/25/2040	999,355	923,942
Series 2021-27, Class EC, 1.500%, 05/25/2051	3,421,627	2,768,365
Series 2021-40, Class DW, 2.000%, 06/25/2041	219,756	194,635
Series 2021-42, Class AC, 2.000%, 02/25/2051	910,201	795,824
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,333,942	1,097,279
Series 2021-91, Class AB, 2.500%, 09/25/2049	1,122,616	1,001,450
Series 2021-95, Class CP, 1.500%, 08/25/2051	514,446	438,193
Series 2022-3, Class N, 2.000%, 10/25/2047	1,438,548	1,284,760
Series 2022-62, Class KA, 3.250%, 09/25/2052	663,884	629,641
Series 2022-89, Class AY, 3.000%, 02/25/2048	1,381,000	1,196,841
Series 2023-14, Class EJ, 2.750%, 04/25/2049	1,049,559	978,037
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.863%, 01/25/2050 (B)	1,862,501	1,830,791
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.013%, 06/25/2040 (B)	1,408,948	1,404,609
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 5.214%, 10/25/2039 (B)	433,333	430,848
Series 2024-64, Class KY, 3.000%, 12/25/2043	681,000	577,252
Series 414, Class A35, 3.500%, 10/25/2042	666,858	631,941
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	871,655	869,514
Series 2013-152, Class HA, 2.500%, 06/20/2043	1,004,926	934,137
Series 2014-133, Class BP, 2.250%, 09/20/2044	754,087	681,292
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2014-149, Class KP, 2.250%, 07/16/2044	$642,909	$593,162
Series 2014-181, Class L, 3.000%, 12/20/2044	716,797	652,848
Series 2015-144, Class CA, 2.500%, 10/20/2045	1,080,631	960,122
Series 2016-136, Class A, 3.000%, 07/20/2044	630,381	573,025
Series 2016-93, Class AB, 1.750%, 07/20/2044	1,377,688	1,146,135
Series 2016-99, Class TL, 2.000%, 04/16/2044	1,648,395	1,376,309
Series 2017-139, Class GA, 3.000%, 09/20/2047	2,443,099	2,224,352
Series 2017-167, Class BQ, 2.500%, 08/20/2044	567,252	536,135
Series 2018-65, Class DC, 3.500%, 05/20/2048	948,000	881,762
Series 2020-63, Class UD, 1.750%, 04/20/2050	673,183	557,917
Series 2021-105, Class P, 1.750%, 06/20/2051	3,306,086	2,682,305
Series 2021-107, Class DB, 1.750%, 04/20/2051	3,079,474	2,500,680
Series 2021-135, Class A, 2.000%, 08/20/2051	761,007	626,574
Series 2021-160, Class NE, 2.000%, 09/20/2051	1,683,548	1,434,332
Series 2021-215, Class GA, 2.000%, 12/20/2051	1,914,355	1,671,047
Series 2021-225, Class YC, 2.000%, 12/20/2051	603,316	506,326
Series 2021-24, Class BC, 1.250%, 02/20/2051	1,056,378	820,756
Series 2021-27, Class BD, 5.000%, 02/20/2051	774,417	771,341
Series 2021-27, Class CW, 5.000%, 02/20/2051 (E)	1,094,341	1,090,106
Series 2021-27, Class NT, 5.000%, 02/20/2051	864,289	851,656
Series 2021-27, Class Q, 5.000%, 02/20/2051	774,296	770,969
Series 2021-8, Class CY, 5.000%, 01/20/2051	774,029	770,466
Series 2021-89, Class LK, 2.000%, 05/20/2051	1,830,500	1,522,842
Series 2021-97, Class QK, 2.000%, 06/20/2051	1,271,687	1,056,023
Series 2022-107, Class C, 2.500%, 06/20/2051	3,227,046	2,669,672
Series 2022-138, Class PT, 2.500%, 10/20/2051	4,787,978	3,983,783
Series 2022-153, Class KA, 4.000%, 12/20/2049	978,519	966,472
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 5.045%, 11/20/2052 (B)	3,532,213	3,500,479
Series 2022-205, Class A, 2.000%, 09/20/2051	1,329,660	1,078,029
Series 2022-24, Class AH, 2.500%, 02/20/2052	325,083	277,229

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-31, Class GH, 2.500%, 12/20/2049	$2,283,901	$2,066,128
Series 2022-34, Class DN, 3.500%, 09/20/2041	1,928,083	1,821,131
Series 2022-46, Class LY, 3.000%, 03/20/2052	459,000	379,346
Series 2022-5, Class BA, 2.000%, 10/20/2049	4,721,597	4,004,004
Series 2022-50, Class CA, 3.000%, 03/20/2052	3,447,586	3,092,227
Series 2022-66, Class CG, 3.500%, 04/20/2052	2,151,211	2,058,414
Series 2022-78, Class HW, 2.500%, 04/20/2052	783,000	609,758
Series 2022-84, Class A, 2.500%, 01/20/2052	960,873	809,205
Series 2022-9, Class GA, 2.000%, 01/20/2052	879,164	725,128
Series 2023-81, Class YJ, 3.500%, 06/20/2053	4,576,000	3,927,449
Series 2024-110, Class JC, 3.000%, 09/20/2047	5,803,385	5,489,679
Series 2024-110, Class JL, 3.000%, 10/20/2049	1,227,000	1,052,094
Series 2024-184, Class GC, 3.500%, 10/20/2051	3,759,073	3,614,883
Series 2024-45, Class BD, 2.000%, 03/20/2054	795,261	733,691
Series 2025-7, Class EL, 2.500%, 01/20/2055	529,000	376,198
		224,593,454
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $254,335,140)		$251,135,589
ASSET-BACKED SECURITIES – 8.6%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 10/16/2028	666,000	669,495
American Express Credit Account Master Trust
Series 2023-4, Class A 5.150%, 09/15/2030	2,556,000	2,651,071
Series 2025-2, Class A 4.280%, 04/15/2030	5,123,000	5,179,245
Series 2025-4, Class A 4.300%, 07/15/2030	5,608,000	5,676,006
Series 2025-5, Class A 4.510%, 07/15/2032	7,647,000	7,804,485
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class A3 5.620%, 11/18/2027	400,859	402,228
Series 2023-2, Class A3 5.810%, 05/18/2028	1,355,000	1,365,579
AutoNation Finance Trust Series 2025-1A, Class A3 4.620%, 11/13/2029 (C)	1,183,000	1,193,953
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A, Class A 5.120%, 08/20/2031 (C)	1,199,000	1,228,464
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust Series 2025-A1, Class A 4.310%, 05/15/2030	$3,600,000	$3,641,609
CarMax Auto Owner Trust
Series 2025-2, Class A3 4.480%, 03/15/2030	2,777,000	2,804,556
Series 2025-3, Class A3 4.350%, 07/15/2030	1,561,000	1,576,294
Series 2025-3, Class A4 4.470%, 01/15/2031	1,058,000	1,073,442
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (C)	814,000	812,195
Chase Issuance Trust
Series 2024-A2, Class A 4.630%, 01/15/2031	5,550,000	5,678,701
Series 2025-A1, Class A 4.160%, 07/15/2030	1,251,000	1,261,297
Citibank Credit Card Issuance Trust Series 2025-A1, Class A 4.300%, 06/21/2030	2,996,000	3,026,440
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 6.087%, 11/26/2046 (B)(C)	261,284	263,330
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	365,317	360,229
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	424,639	407,860
Ford Credit Auto Lease Trust Series 2024-A, Class A4 5.050%, 06/15/2027	688,000	692,387
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (C)	2,240,000	2,231,030
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	609,481
Series 2024-D, Class A3 4.610%, 08/15/2029	682,000	689,670
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (C)	3,382,000	3,470,067
Series 2025-2, Class A (4.370% to 8-15-30, then 8.750% thereafter) 4.370%, 02/15/2038 (C)	2,232,000	2,246,146
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class A1 4.300%, 09/15/2029 (C)	3,812,000	3,828,544
Series 2025-1, Class A1 4.630%, 04/15/2030	2,928,000	2,971,496
GM Financial Automobile Leasing Trust Series 2023-3, Class A4 5.440%, 08/20/2027	610,000	612,097
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (C)	462,000	475,136
Series 2024-2, Class A 4.520%, 03/11/2037 (C)	962,000	976,232
Series 2025-1, Class A 4.640%, 12/11/2037 (C)	4,796,000	4,890,159
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1 4.730%, 11/15/2029 (C)	2,300,000	2,331,474
Series 2025-2A, Class A 4.640%, 03/15/2030 (C)	3,079,000	3,120,715

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust Series 2025-3, Class A4 4.100%, 11/21/2031	$1,545,000	$1,552,326
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A3 4.530%, 04/17/2028 (C)	2,318,000	2,336,295
Hyundai Auto Receivables Trust
Series 2022-A, Class A4 2.350%, 04/17/2028	572,255	569,220
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,263,791
Series 2023-B, Class A3 5.480%, 04/17/2028	582,301	586,569
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,407,804
Series 2025-1, Class A3 4.780%, 12/17/2029	1,335,000	1,355,364
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	311,422	308,677
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	265,993	262,551
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	1,082,722	1,054,503
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	529,482	511,771
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	74,891	70,473
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	838,617	786,442
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	257,839	236,118
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	70,929	64,805
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	1,883,630	1,697,363
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	1,032,955	924,096
Series 2021-GA, Class A 1.580%, 04/15/2070 (C)	304,919	275,806
Series 2022-A, Class A 2.230%, 07/15/2070 (C)	2,676,472	2,447,192
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (C)	1,073,475	944,229
Nelnet Student Loan Trust
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 4.762%, 01/25/2037 (B)	407,557	406,445
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.712%, 10/25/2033 (B)	1,225,339	1,216,142
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 4.704%, 03/23/2037 (B)	1,331,746	1,322,507
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 4.724%, 12/24/2035 (B)	929,093	923,761
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	820,000	822,692
PenFed Auto Receivables Owner Trust Series 2022-A, Class A4 4.180%, 12/15/2028 (C)	186,853	186,730
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3 5.630%, 01/16/2029	$1,363,448	$1,371,101
Series 2025-2, Class A3 4.670%, 08/15/2029	1,488,000	1,497,847
Series 2025-3, Class A3 4.380%, 01/15/2030	1,730,000	1,739,076
SBNA Auto Lease Trust Series 2024-C, Class A4 4.420%, 03/20/2029 (C)	872,000	874,640
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (C)	649,828	652,415
Series 2024-A, Class A4 5.210%, 04/16/2029 (C)	399,000	402,882
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (C)	1,956,345	1,967,068
Series 2024-1A, Class A4 4.940%, 01/21/2031 (C)	347,000	352,685
Series 2024-2A, Class A3 5.330%, 11/20/2029 (C)	1,306,000	1,320,529
Series 2025-2A, Class A4 4.580%, 05/20/2031 (C)	1,109,000	1,128,346
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	1,968,450	1,797,946
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.140%, 02/15/2047 (C)	795,533	697,174
Synchrony Card Funding LLC Series 2025-A2, Class A 4.490%, 05/15/2031	2,320,000	2,349,320
Synchrony Card Issuance Trust Series 2025-A1, Class A 4.780%, 02/15/2031	2,039,000	2,074,647
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (C)	183,041	183,163
Series 2024-2A, Class A 4.250%, 05/21/2029 (C)	1,613,000	1,617,628
Series 2025-1A, Class A 4.740%, 11/20/2029 (C)	1,528,000	1,546,633
Series 2025-2A, Class A 4.340%, 04/22/2030 (C)	1,193,000	1,203,009
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	770,044
Series 2025-B, Class A3 4.340%, 11/15/2029	312,000	314,724
USB Auto Owner Trust
Series 2025-1A, Class A3 4.490%, 06/17/2030 (C)	1,354,000	1,370,250
Series 2025-1A, Class A4 4.620%, 12/16/2030 (C)	405,000	412,680
Verizon Master Trust
Series 2023-4, Class A1A 5.160%, 06/20/2029	4,573,000	4,608,078
Series 2024-7, Class A 4.350%, 08/20/2032 (C)	2,782,000	2,803,093
Series 2025-2, Class A 4.940%, 01/20/2033 (C)	3,540,000	3,649,047
Series 2025-3, Class A1A 4.510%, 03/20/2030	3,161,000	3,181,655
Series 2025-4, Class A 4.760%, 03/21/2033 (C)	3,161,000	3,238,671

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A3 4.630%, 07/20/2029	$873,000	$882,713
World Financial Network Credit Card Master Trust Series 2024-A, Class A 5.470%, 02/15/2031	456,000	465,864
World Omni Auto Receivables Trust Series 2025-C, Class A4 4.190%, 11/17/2031	951,000	954,937
TOTAL ASSET-BACKED SECURITIES (Cost $144,598,578)		$145,182,650
SHORT-TERM INVESTMENTS – 4.8%
Short-term funds – 4.8%
John Hancock Collateral Trust, 4.1996% (F)(G)	63,992	640,120
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2243% (F)	80,572,945	80,572,945
TOTAL SHORT-TERM INVESTMENTS (Cost $81,213,043)		$81,213,065
Total Investments (Core Bond Fund) (Cost $1,778,260,519) – 105.0%		$1,771,214,822
Other assets and liabilities, net – (5.0%)		(84,505,689)
TOTAL NET ASSETS – 100.0%		$1,686,709,133
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 8-31-25.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 8-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 94.5%
Australia - 3.7%
ANZ Group Holdings, Ltd.	369,102	$8,110,702
APA Group	158,011	910,002
Aristocrat Leisure, Ltd.	69,552	3,297,918
ASX, Ltd.	24,386	996,138
BHP Group, Ltd.	627,755	17,497,404
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
BlueScope Steel, Ltd.	54,550	$817,252
Brambles, Ltd.	168,328	2,852,680
carsales.com, Ltd.	46,264	1,220,350
Cochlear, Ltd.	8,061	1,587,336
Coles Group, Ltd.	164,210	2,563,485
Commonwealth Bank of Australia	206,938	23,000,756
Computershare, Ltd.	64,438	1,603,597
CSL, Ltd.	59,922	8,335,614
Evolution Mining, Ltd.	243,879	1,399,105
Fortescue, Ltd.	209,972	2,648,415
Goodman Group	251,867	5,636,374
Insurance Australia Group, Ltd.	299,365	1,703,065
Macquarie Group, Ltd.	45,228	6,633,468
Medibank Private, Ltd.	346,828	1,155,452
MMG, Ltd. (A)	596,000	398,202
National Australia Bank, Ltd.	378,480	10,562,847
Northern Star Resources, Ltd.	165,585	2,066,464
Origin Energy, Ltd.	212,551	1,793,175
Pro Medicus, Ltd.	7,092	1,377,513
Qantas Airways, Ltd.	92,460	708,450
QBE Insurance Group, Ltd.	191,480	2,705,373
REA Group, Ltd.	6,412	1,050,085
Rio Tinto, Ltd.	46,060	3,479,239
Santos, Ltd.	398,438	2,085,960
Scentre Group	641,298	1,709,240
SGH, Ltd.	25,322	833,841
Sigma Healthcare, Ltd.	569,907	1,161,200
Sonic Healthcare, Ltd.	58,629	920,914
South32, Ltd.	553,158	976,714
Stockland	296,973	1,202,788
Suncorp Group, Ltd.	138,518	1,925,011
Telstra Group, Ltd.	491,032	1,570,950
The Lottery Corp., Ltd.	271,569	1,043,319
Transurban Group	381,548	3,639,243
Vicinity, Ltd.	474,625	803,610
Washington H. Soul Pattinson & Company, Ltd. (B)	29,089	831,526
Wesfarmers, Ltd.	140,321	8,405,028
Westpac Banking Corp.	423,076	10,656,897
WiseTech Global, Ltd.	24,801	1,643,113
Woodside Energy Group, Ltd.	233,478	4,024,578
Woolworths Group, Ltd.	149,939	2,822,433
		162,366,826
Austria - 0.2%
Erste Group Bank AG	56,062	5,336,311
OMV AG	26,268	1,446,838
Verbund AG (B)	12,244	873,204
		7,656,353
Belgium - 0.5%
Ageas SA/NV	21,610	1,522,599
Anheuser-Busch InBev SA/NV	132,536	8,314,805
D'ieteren Group	2,830	613,263
Elia Group SA/NV	5,785	661,956
Groupe Bruxelles Lambert NV	10,936	961,252
KBC Group NV	30,665	3,614,602
Lotus Bakeries NV	55	539,358
Sofina SA	2,070	626,323
Syensqo SA	9,835	869,357
UCB SA	16,972	3,981,291
		21,704,806
Brazil - 0.9%
Ambev SA	677,000	1,542,084
B3 SA - Brasil Bolsa Balcao	764,060	1,829,172

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Banco Bradesco SA	199,538	$531,429
Banco BTG Pactual SA	171,400	1,418,151
Banco do Brasil SA	247,300	975,635
BB Seguridade Participacoes SA	102,800	622,278
BRF SA	71,600	272,436
Caixa Seguridade Participacoes SA	91,300	237,434
Centrais Eletricas Brasileiras SA	172,700	1,434,004
Cia de Saneamento Basico do Estado de Sao Paulo	67,800	1,531,732
CPFL Energia SA	29,900	217,115
Embraer SA	100,300	1,409,641
Energisa SA	37,600	338,493
Eneva SA (A)	101,300	282,310
Engie Brasil Energia SA	28,225	207,919
Equatorial Energia SA	165,800	1,118,309
Klabin SA	114,360	390,421
Localiza Rent a Car SA	129,445	855,669
Motiva Infraestrutura de Mobilidade SA	133,700	355,097
NU Holdings, Ltd., Class A (A)	482,744	7,144,611
Petroleo Brasileiro SA	513,800	3,198,309
Porto Seguro SA	28,300	270,115
PRIO SA (A)	118,900	830,481
Raia Drogasil SA	183,264	593,208
Rede D'Or Sao Luiz SA (C)	113,200	821,777
Rumo SA	182,000	488,413
Suzano SA	98,627	954,100
Telefonica Brasil SA	116,560	728,144
TIM SA	121,200	508,553
TOTVS SA	75,000	596,199
Ultrapar Participacoes SA	102,600	372,035
Vale SA	519,438	5,322,902
Vibra Energia SA	143,700	637,153
WEG SA	239,440	1,663,143
XP, Inc., Class A	52,524	952,785
		40,651,257
Canada - 7.7%
Agnico Eagle Mines, Ltd.	69,341	9,997,605
Alamos Gold, Inc., Class A	58,529	1,783,124
Alimentation Couche-Tard, Inc.	105,325	5,338,532
AltaGas, Ltd.	43,218	1,281,104
ARC Resources, Ltd.	81,203	1,562,745
Atco, Ltd., Class I	949	34,751
AtkinsRealis Group, Inc.	23,232	1,597,575
Bank of Montreal	99,588	12,051,210
Barrick Mining Corp. (B)	236,404	6,305,369
BCE, Inc.	12,566	313,567
Bombardier, Inc., Class B (A)	12,256	1,432,864
Brookfield Corp. (A)	191,615	12,594,813
Brookfield Wealth Solutions, Ltd. (A)(B)	770	50,528
CAE, Inc. (A)	43,167	1,163,923
Cameco Corp.	60,195	4,656,582
Canadian Apartment Properties REIT	1,946	60,221
Canadian Imperial Bank of Commerce	129,504	10,004,063
Canadian National Railway Company	74,493	7,211,450
Canadian Natural Resources, Ltd.	289,972	9,182,570
Canadian Pacific Kansas City, Ltd.	127,639	9,722,442
Canadian Tire Corp., Ltd., Class A	7,275	907,157
Canadian Utilities, Ltd., Class A	22,138	616,256
CCL Industries, Inc., Class B	21,380	1,280,761
Celestica, Inc. (A)	15,890	3,095,041
Cenovus Energy, Inc.	189,006	3,143,333
CGI, Inc.	28,381	2,755,955
Constellation Software, Inc.	2,783	9,220,953
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Dollarama, Inc.	38,380	$5,233,217
Element Fleet Management Corp. (B)	58,188	1,550,720
Emera, Inc.	42,611	2,029,479
Empire Company, Ltd., Class A	18,816	730,390
Enbridge, Inc.	301,727	14,599,162
Fairfax Financial Holdings, Ltd.	2,800	4,820,400
First Capital Real Estate Investment Trust	1,859	26,179
First Quantum Minerals, Ltd. (A)	98,490	1,726,184
FirstService Corp.	5,885	1,184,799
Fortis, Inc. (B)	71,539	3,560,411
Franco-Nevada Corp.	26,667	5,025,827
George Weston, Ltd.	25,152	1,619,720
GFL Environmental, Inc.	34,390	1,720,314
Gildan Activewear, Inc. (B)	20,238	1,104,922
Great-West Lifeco, Inc. (B)	42,186	1,671,037
Hydro One, Ltd. (C)	47,538	1,731,078
iA Financial Corp., Inc.	14,285	1,536,832
IGM Financial, Inc.	15,258	547,059
Imperial Oil, Ltd.	25,046	2,272,715
Intact Financial Corp.	25,138	5,034,189
Ivanhoe Mines, Ltd., Class A (A)	105,139	929,397
Keyera Corp.	33,185	1,069,237
Kinross Gold Corp.	169,730	3,548,220
Loblaw Companies, Ltd.	83,796	3,422,374
Lundin Gold, Inc.	14,893	915,800
Lundin Mining Corp.	97,330	1,126,132
Magna International, Inc.	38,807	1,781,333
MEG Energy Corp.	1,447	29,765
Metro, Inc.	29,713	2,129,790
National Bank of Canada	54,991	5,780,392
Northland Power, Inc.	1,686	27,315
Nutrien, Ltd.	67,764	3,905,429
Open Text Corp.	36,813	1,217,495
Pan American Silver Corp.	50,566	1,715,418
Pembina Pipeline Corp.	81,517	3,078,812
Power Corp. of Canada	80,510	3,407,759
Restaurant Brands International, Inc.	43,571	2,759,216
RioCan Real Estate Investment Trust	5,675	76,364
Rogers Communications, Inc., Class B	52,020	1,863,985
Royal Bank of Canada	194,904	28,324,127
Saputo, Inc.	36,346	909,874
Shopify, Inc., Class A (A)	167,841	23,706,846
SmartCentres Real Estate Investment Trust	1,774	34,825
Stantec, Inc.	16,198	1,760,686
Sun Life Financial, Inc.	82,288	4,806,599
Suncor Energy, Inc.	170,716	7,056,866
TC Energy Corp.	143,937	7,495,813
Teck Resources, Ltd., Class B	65,775	2,249,095
TELUS Corp. (B)	73,091	1,204,922
TFI International, Inc.	11,262	1,067,034
The Bank of Nova Scotia	173,058	10,808,013
The Descartes Systems Group, Inc. (A)	12,336	1,232,836
The Toronto-Dominion Bank	237,640	17,843,548
Thomson Reuters Corp.	21,996	3,906,538
TMX Group, Ltd.	40,457	1,615,805
Toromont Industries, Ltd.	11,671	1,220,256
Tourmaline Oil Corp.	51,611	2,191,687
Wheaton Precious Metals Corp.	62,858	6,312,575
Whitecap Resources, Inc. (B)	174,533	1,314,065
WSP Global, Inc.	18,377	3,742,440
		342,677,811
Chile - 0.2%
Antofagasta PLC	53,105	1,540,920

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Banco de Chile	6,440,196	$922,826
Banco de Credito e Inversiones SA	12,355	499,662
Banco Santander Chile	9,034,072	542,882
Cencosud SA	175,066	554,781
Empresas CMPC SA	165,129	258,921
Empresas COPEC SA	54,795	408,055
Enel Americas SA	3,100,493	322,287
Enel Chile SA	3,925,768	275,296
Falabella SA	86,100	490,059
Latam Airlines Group SA	35,170,704	885,415
		6,701,104
China - 8.2%
360 Security Technology, Inc., Class A	57,100	92,882
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	16,700	46,094
3SBio, Inc. (A)(C)	257,500	968,635
AAC Technologies Holdings, Inc.	112,644	628,254
Accelink Technologies Company, Ltd., Class A	6,700	64,461
ACM Research Shanghai, Inc., Class A	2,154	46,805
Advanced Micro-Fabrication Equipment, Inc., Class A	5,069	152,246
AECC Aviation Power Company, Ltd., Class A	23,300	131,902
Agricultural Bank of China, Ltd., Class A	716,800	705,679
Agricultural Bank of China, Ltd., H Shares	4,003,544	2,707,311
Aier Eye Hospital Group Company, Ltd., Class A	79,684	149,634
Air China, Ltd., Class A (A)	101,700	107,670
Akeso, Inc. (A)(C)	89,504	1,802,750
Alibaba Group Holding, Ltd.	2,463,583	40,791,179
Aluminum Corp. of China, Ltd., A Shares	119,700	131,463
Aluminum Corp. of China, Ltd., H Shares	532,805	477,333
Amlogic Shanghai Company, Ltd., Class A (A)	3,744	52,466
Angel Yeast Company, Ltd., Class A	7,600	42,222
Anhui Conch Cement Company, Ltd., Class A	37,300	127,396
Anhui Conch Cement Company, Ltd., H Shares	174,439	550,925
Anhui Gujing Distillery Company, Ltd., B Shares	16,619	237,263
Anhui Gujing Distillery Company, Ltd., Class A	3,700	88,957
Anhui Jianghuai Automobile Group Corp. Ltd., Class A (A)	18,400	140,206
Anker Innovations Technology Company, Ltd., Class A	4,250	83,553
ANTA Sports Products, Ltd.	180,283	2,243,163
APT Medical, Inc., Class A	889	35,450
Autohome, Inc., ADR	9,362	270,375
Avary Holding Shenzhen Company, Ltd., Class A	20,000	167,167
AVIC Airborne Systems Company, Ltd.	28,980	52,238
AviChina Industry & Technology Company, Ltd., H Shares	407,295	231,480
AVICOPTER PLC, Class A	6,300	35,710
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	44,700	55,334
Baidu, Inc., Class A (A)	319,385	3,780,108
Bank of Beijing Company, Ltd., Class A	190,500	160,302
Bank of Changsha Company, Ltd., Class A	41,500	55,940
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Chengdu Company, Ltd., Class A	38,900	$100,744
Bank of China, Ltd., Class A	320,000	247,778
Bank of China, Ltd., H Shares	10,279,899	5,642,371
Bank of Communications Company, Ltd., Class A	467,100	476,264
Bank of Communications Company, Ltd., H Shares	1,254,090	1,087,382
Bank of Hangzhou Company, Ltd., Class A	67,700	150,670
Bank of Jiangsu Company, Ltd., Class A	165,800	251,822
Bank of Nanjing Company, Ltd., Class A	112,700	175,702
Bank of Ningbo Company, Ltd., Class A	59,600	235,863
Bank of Shanghai Company, Ltd., Class A	119,800	160,259
Bank of Suzhou Company, Ltd., Class A	47,400	53,970
Baoshan Iron & Steel Company, Ltd., Class A	183,100	177,922
Beijing Compass Technology Development Company, Ltd., Class A (A)	5,300	111,563
Beijing Enlight Media Company, Ltd., Class A	24,800	68,720
Beijing Kingsoft Office Software, Inc., Class A	3,844	180,301
Beijing New Building Materials PLC, Class A	14,900	55,806
Beijing Roborock Technology Company, Ltd., Class A	2,183	65,753
Beijing Tiantan Biological Products Corp., Ltd., Class A	13,540	38,061
Beijing Tong Ren Tang Company, Ltd., Class A	11,000	55,041
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	8,369	68,839
Beijing Yanjing Brewery Company, Ltd., Class A	21,500	38,012
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	418,400	313,313
Bestechnic Shanghai Company, Ltd., Class A	1,439	57,067
Bethel Automotive Safety Systems Company, Ltd., Class A	4,780	31,905
Bilibili, Inc., Class Z (A)	32,953	768,236
BOC International China Company, Ltd., Class A	29,800	67,450
BOE Technology Group Company, Ltd., Class A	323,800	192,062
BYD Company, Ltd., Class A	46,600	744,372
BYD Company, Ltd., H Shares	528,415	7,454,777
BYD Electronic International Company, Ltd.	114,301	607,656
Caitong Securities Company, Ltd., Class A	65,400	79,503
Cambricon Technologies Corp., Ltd., Class A (A)	3,589	750,447
Capital Securities Company, Ltd., Class A	18,600	55,757
CCOOP Group Company, Ltd., Class A (A)	151,100	50,415
CGN Power Company, Ltd., Class A	152,800	82,242
CGN Power Company, Ltd., H Shares (C)	1,524,089	575,861
Changchun High-Tech Industry Group Company, Ltd., Class A	3,300	47,682
Changjiang Securities Company, Ltd., Class A	67,800	81,281
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,300	39,021
Chaozhou Three-Circle Group Company, Ltd., Class A	16,300	100,859

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chifeng Jilong Gold Mining Company, Ltd., Class A	11,900	$43,886
China Citic Bank Corp., Ltd.	102,900	113,969
China CITIC Bank Corp., Ltd., H Shares	1,184,061	1,058,747
China CITIC Financial Asset Management Company, Ltd., H Shares (A)(C)	2,024,000	299,788
China Coal Energy Company, Ltd., H Shares	262,593	319,117
China Communications Services Corp., Ltd., H Shares	354,874	211,659
China Construction Bank Corp., Class A	184,400	232,760
China Construction Bank Corp., H Shares	13,811,124	13,366,434
China CSSC Holdings, Ltd., Class A	66,200	346,881
China Eastern Airlines Corp., Ltd., Class A (A)	117,500	67,055
China Energy Engineering Corp., Ltd., Class A	300,500	103,271
China Everbright Bank Company, Ltd., Class A	425,700	225,730
China Everbright Bank Company, Ltd., H Shares	437,138	196,552
China Feihe, Ltd. (C)	513,868	290,848
China Galaxy Securities Company, Ltd., Class A	68,100	176,742
China Galaxy Securities Company, Ltd., H Shares	507,520	732,647
China Great Wall Securities Company, Ltd., Class A	38,600	66,182
China Greatwall Technology Group Company, Ltd., Class A (A)	26,200	65,748
China Hongqiao Group, Ltd.	396,332	1,304,550
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A	26,300	142,127
China International Capital Corp., Ltd., H Shares (C)	236,049	647,521
China Jushi Company, Ltd., Class A	32,700	71,601
China Life Insurance Company, Ltd., Class A	26,800	158,229
China Life Insurance Company, Ltd., H Shares	1,076,911	3,349,960
China Literature, Ltd. (A)(C)	58,050	304,498
China Longyuan Power Group Corp., Ltd., H Shares	357,016	308,847
China Mengniu Dairy Company, Ltd.	448,329	882,671
China Merchants Bank Company, Ltd., Class A	179,300	1,078,804
China Merchants Bank Company, Ltd., H Shares	559,387	3,476,970
China Merchants Energy Shipping Company, Ltd., Class A	63,900	58,160
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	46,400	67,736
China Merchants Securities Company, Ltd., Class A	73,900	196,558
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	83,400	107,020
China Minsheng Banking Corp., Ltd., Class A	335,300	216,291
China Minsheng Banking Corp., Ltd., H Shares	931,267	531,034
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China National Building Material Company, Ltd., H Shares	523,361	$380,283
China National Chemical Engineering Company, Ltd., Class A	59,800	65,917
China National Nuclear Power Company, Ltd., Class A	181,700	226,952
China National Software & Service Company, Ltd., Class A (A)	6,660	50,016
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	29,800	237,611
China Oilfield Services, Ltd., H Shares	261,334	238,093
China Pacific Insurance Group Company, Ltd., Class A	64,100	362,396
China Pacific Insurance Group Company, Ltd., H Shares	379,563	1,742,178
China Petroleum & Chemical Corp., Class A	265,400	212,467
China Petroleum & Chemical Corp., H Shares	3,299,946	1,832,744
China Railway Group, Ltd., Class A	196,200	156,331
China Railway Group, Ltd., H Shares	602,115	306,286
China Railway Signal & Communication Corp., Ltd., Class A	66,744	52,217
China Rare Earth Resources and Technology Company, Ltd., Class A (A)	6,300	51,520
China Resources Microelectronics, Ltd., Class A	10,465	76,872
China Resources Mixc Lifestyle Services, Ltd. (C)	96,081	481,942
China Resources Pharmaceutical Group, Ltd. (C)	277,250	173,924
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	13,226	56,442
China Shenhua Energy Company, Ltd., Class A	55,700	292,715
China Shenhua Energy Company, Ltd., H Shares	485,502	2,181,760
China Southern Airlines Company, Ltd., Class A (A)	88,900	75,270
China State Construction Engineering Corp., Ltd., Class A	385,200	302,029
China Three Gorges Renewables Group Company, Ltd., Class A	233,300	139,024
China Tourism Group Duty Free Corp., Ltd., Class A	16,800	163,319
China Tower Corp., Ltd., H Shares (C)	638,985	965,291
China United Network Communications, Ltd., Class A	281,800	225,276
China Vanke Company, Ltd., Class A (A)	90,900	86,560
China Vanke Company, Ltd., H Shares (A)(B)	317,923	217,893
China XD Electric Company, Ltd., Class A	43,800	40,297
China Yangtze Power Company, Ltd., Class A	210,000	827,210
China Zheshang Bank Company, Ltd., Class A	214,900	97,633
Chongqing Changan Automobile Company, Ltd., Class A	71,210	125,510
Chongqing Rural Commercial Bank Company, Ltd., Class A	92,400	81,503
Chongqing Rural Commercial Bank Company, Ltd., H Shares	331,000	244,860
Chongqing Zhifei Biological Products Company, Ltd., Class A	20,250	63,875

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Citic Pacific Special Steel Group Company, Ltd., Class A	22,400	$41,037
CITIC Securities Company, Ltd., Class A	112,300	495,762
CITIC Securities Company, Ltd., H Shares	226,842	840,187
CITIC, Ltd.	582,235	835,873
CMOC Group, Ltd., Class A	153,500	266,276
CMOC Group, Ltd., H Shares	528,272	812,726
CNGR Advanced Material Company, Ltd., Class A	5,320	27,897
CNPC Capital Company, Ltd., Class A	72,300	128,564
Contemporary Amperex Technology Company, Ltd., Class A	37,720	1,618,161
Contemporary Amperex Technology Company, Ltd., H Shares (B)	10,300	560,084
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	25,400	36,866
COSCO SHIPPING Holdings Company, Ltd., Class A	107,100	229,355
COSCO SHIPPING Holdings Company, Ltd., H Shares	377,491	657,765
CRRC Corp., Ltd., Class A	219,400	235,960
CRRC Corp., Ltd., H Shares	622,773	501,940
CSC Financial Company, Ltd., Class A	40,900	162,643
CSI Solar Company, Ltd., Class A	31,666	44,955
CSPC Innovation Pharmaceutical Company, Ltd., Class A	11,600	86,840
CSPC Pharmaceutical Group, Ltd.	1,155,785	1,502,453
Daqin Railway Company, Ltd., Class A	184,000	162,837
Datang International Power Generation Company, Ltd., Class A	105,700	51,696
Dong-E-E-Jiao Company, Ltd., Class A	4,700	34,186
Dongfang Electric Corp., Ltd., Class A	25,700	71,267
Dongxing Securities Company, Ltd., Class A	37,400	64,046
East Money Information Company, Ltd., Class A	139,956	567,236
Eastroc Beverage Group Company, Ltd., Class A	4,180	181,012
Ecovacs Robotics Company, Ltd., Class A	4,700	63,868
Empyrean Technology Company, Ltd., Class A	3,400	58,589
ENN Energy Holdings, Ltd.	113,977	922,540
ENN Natural Gas Company, Ltd., Class A	19,700	51,934
Eoptolink Technology, Inc. Ltd., Class A	8,540	424,664
Eve Energy Company, Ltd., Class A	17,400	139,448
Everbright Securities Company, Ltd., Class A	43,800	123,109
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	77,443	30,078
Flat Glass Group Company, Ltd., Class A	15,300	38,080
Focus Media Information Technology Company, Ltd., Class A	117,600	136,990
Foshan Haitian Flavouring & Food Company, Ltd., Class A	40,244	234,026
Fosun International, Ltd.	338,435	230,532
Founder Securities Company, Ltd., Class A	90,600	109,738
Foxconn Industrial Internet Company, Ltd., Class A	114,200	860,515
Fuyao Glass Industry Group Company, Ltd., Class A	16,600	152,789
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	86,774	765,779
GalaxyCore, Inc., Class A	16,380	39,612
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ganfeng Lithium Group Company, Ltd., Class A	11,460	$64,139
GD Power Development Company, Ltd., Class A	162,000	108,835
GDS Holdings, Ltd., Class A (A)	148,800	644,748
GEM Company, Ltd., Class A	40,900	42,707
Genscript Biotech Corp. (A)(B)	172,044	382,076
GF Securities Company, Ltd., Class A	62,500	191,717
Giant Biogene Holding Company, Ltd. (C)	53,600	373,331
Giant Network Group Company, Ltd., Class A	15,400	68,226
GigaDevice Semiconductor, Inc., Class A	5,700	127,043
GoerTek, Inc., Class A	30,800	158,112
Goldwind Science & Technology Company, Ltd., Class A	31,800	50,949
Goneo Group Company, Ltd., Class A	6,376	42,150
Gotion High-tech Company, Ltd., Class A	13,100	67,006
Great Wall Motor Company, Ltd., Class A	22,800	82,638
Great Wall Motor Company, Ltd., H Shares	331,749	795,425
Gree Electric Appliances, Inc. of Zhuhai, Class A	24,700	147,594
GRG Banking Equipment Company, Ltd., Class A	21,000	42,212
Guangdong Haid Group Company, Ltd., Class A	13,900	119,866
Guanghui Energy Company, Ltd., Class A	53,900	40,049
Guangzhou Automobile Group Company, Ltd., Class A	50,900	55,959
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	13,200	49,126
Guangzhou Haige Communications Group, Inc. Company, Class A	18,700	38,320
Guangzhou Tinci Materials Technology Company, Ltd., Class A	15,100	45,561
Guolian Minsheng Securities Company, Ltd., Class A	39,100	67,028
Guosen Securities Company, Ltd., Class A	62,100	129,078
Guotai Haitong Securities Company, Ltd.	127,614	375,287
Guotai Haitong Securities Company, Ltd., H Shares (C)	278,326	584,494
Guoyuan Securities Company, Ltd., Class A	63,400	82,147
H World Group, Ltd., ADR	28,711	1,058,000
Haidilao International Holding, Ltd. (C)	235,816	421,172
Haier Smart Home Company, Ltd., Class A	53,400	196,624
Haier Smart Home Company, Ltd., H Shares	352,786	1,197,966
Hainan Airlines Holding Company, Ltd., Class A (A)	342,600	76,432
Hainan Airport Infrastructure Company, Ltd., Class A	77,300	42,378
Haisco Pharmaceutical Group Company, Ltd., Class A	6,800	52,855
Haitian International Holdings, Ltd.	91,963	260,703
Hangzhou First Applied Material Company, Ltd., Class A	19,951	41,965
Hangzhou Silan Microelectronics Company, Ltd., Class A	11,900	54,144
Hangzhou Tigermed Consulting Company, Ltd., A Shares	3,300	29,366
Hansoh Pharmaceutical Group Company, Ltd. (C)	169,299	786,432

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	18,000	$48,729
Henan Shuanghui Investment & Development Company, Ltd., Class A	28,400	100,437
Hengan International Group Company, Ltd.	91,190	290,931
Hengli Petrochemical Company, Ltd., Class A	57,900	142,996
Hengtong Optic-electric Company, Ltd., Class A	23,700	68,028
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,700	272,160
HLA Group Corp., Ltd., Class A	40,100	39,193
Horizon Robotics (A)	589,800	734,600
Hoshine Silicon Industry Company, Ltd., Class A	6,900	51,017
Hua Hong Semiconductor, Ltd., H Shares (A)(B)(C)	103,732	718,198
Huadian Power International Corp., Ltd., Class A	81,200	60,376
Huadong Medicine Company, Ltd., Class A	13,700	85,071
Huafon Chemical Company, Ltd., Class A	43,700	49,272
Huagong Tech Company, Ltd., Class A	8,100	77,623
Huaibei Mining Holdings Company, Ltd., Class A	22,000	38,459
Hualan Biological Engineering, Inc., Class A	12,400	29,729
Huaneng Power International, Inc., Class A	76,400	79,086
Huaneng Power International, Inc., H Shares	604,352	434,244
Huaqin Technology Company, Ltd., Class A	7,500	103,330
Huatai Securities Company, Ltd., Class A	78,800	239,581
Huatai Securities Company, Ltd., H Shares (C)	182,906	466,466
Huaxia Bank Company, Ltd., Class A	115,400	122,488
Huayu Automotive Systems Company, Ltd., Class A	25,800	69,198
Huizhou Desay Sv Automotive Company, Ltd., Class A	4,600	81,895
Humanwell Healthcare Group Company, Ltd., Class A	13,000	37,168
Hunan Valin Steel Company, Ltd., Class A	53,500	44,590
Hundsun Technologies, Inc., Class A	15,400	80,954
Hwatsing Technology Company, Ltd., Class A	2,509	44,310
Hygon Information Technology Company, Ltd., Class A	19,727	537,568
IEIT Systems Company, Ltd., Class A	12,800	120,478
Iflytek Company, Ltd., Class A	19,100	142,899
Imeik Technology Development Company, Ltd., Class A	2,500	68,018
Industrial & Commercial Bank of China, Ltd., Class A	523,200	545,224
Industrial & Commercial Bank of China, Ltd., H Shares	9,387,826	6,983,635
Industrial Bank Company, Ltd., Class A	185,700	583,609
Industrial Securities Company, Ltd., Class A	95,600	91,314
Ingenic Semiconductor Company, Ltd., Class A	3,900	41,074
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	369,100	144,359
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	17,500	$50,838
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	74,500	58,422
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	55,400	222,081
Inner Mongolia Yitai Coal Company, Ltd., Class B	131,773	266,767
Innovent Biologics, Inc. (A)(C)	208,021	2,599,837
Isoftstone Information Technology Group Company, Ltd., Class A	8,050	67,557
J&T Global Express, Ltd. (A)	340,000	456,690
JA Solar Technology Company, Ltd., Class A (A)	23,888	42,403
JCET Group Company, Ltd., Class A	16,600	92,859
JD Health International, Inc. (A)(C)	159,708	1,301,463
JD Logistics, Inc. (A)(C)	280,794	466,540
JD.com, Inc., Class A	350,103	5,424,900
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	45,200	62,297
Jiangsu Expressway Company, Ltd., H Shares	170,837	201,664
Jiangsu Hengli Hydraulic Company, Ltd., Class A	11,200	140,108
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	54,500	505,731
Jiangsu Hoperun Software Company, Ltd., Class A (A)	6,800	62,426
Jiangsu King's Luck Brewery JSC, Ltd., Class A	10,300	62,546
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	22,000	34,798
Jiangsu Yanghe Distillery Company, Ltd., Class A	13,100	135,798
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	8,500	44,592
Jiangsu Zhongtian Technology Company, Ltd., Class A	33,800	76,968
Jiangxi Copper Company, Ltd., Class A	14,800	57,912
Jiangxi Copper Company, Ltd., H Shares	147,515	434,372
Jinduicheng Molybdenum Company, Ltd., Class A	19,300	40,617
Jinko Solar Company, Ltd., Class A (A)	77,617	61,703
Kanzhun, Ltd., ADR (A)	52,601	1,242,436
KE Holdings, Inc., Class A	294,600	1,727,020
Kingdee International Software Group Company, Ltd. (A)	429,412	907,292
Kingsoft Corp., Ltd.	138,596	610,483
Kuaishou Technology (A)(C)	383,871	3,762,449
Kuang-Chi Technologies Company, Ltd., Class A	18,200	138,500
Kunlun Tech Company, Ltd., Class A (A)	10,900	64,201
Kweichow Moutai Company, Ltd., Class A	10,800	2,243,102
Laopu Gold Company Ltd., H Shares	3,900	357,646
LB Group Company, Ltd., Class A	19,500	50,795
Lenovo Group, Ltd.	982,690	1,410,736
Lens Technology Company, Ltd., Class A	43,800	190,618
Li Auto, Inc., Class A (A)	178,798	2,095,151
Li Ning Company, Ltd.	333,602	816,902
Lingyi iTech Guangdong Company, Class A	60,900	132,370
Longfor Group Holdings, Ltd. (B)(C)	307,327	421,420

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
LONGi Green Energy Technology Company, Ltd., Class A (A)	60,740	$146,244
Loongson Technology Corp, Ltd., Class A (A)	3,060	61,085
Luxshare Precision Industry Company, Ltd., Class A	64,000	412,080
Luzhou Laojiao Company, Ltd., Class A	12,600	242,533
Mango Excellent Media Company, Ltd., Class A	14,400	52,668
Maxscend Microelectronics Company, Ltd., Class A	4,400	50,995
Meihua Holdings Group Company, Ltd., Class A	19,600	30,403
Meitu, Inc. (A)(C)	488,000	743,551
Meituan, Class B (A)(C)	713,746	9,506,336
Metallurgical Corp. of China, Ltd., Class A	173,200	82,819
Midea Group Company, Ltd., Class A	30,200	312,058
Midea Group Company, Ltd., H Shares	52,500	553,408
MINISO Group Holding, Ltd.	71,800	438,284
Montage Technology Company, Ltd., Class A	9,842	169,519
Muyuan Foods Company, Ltd., Class A	46,760	360,627
Nanjing Securities Company, Ltd., Class A	44,000	54,355
NARI Technology Company, Ltd., Class A	68,548	209,214
National Silicon Industry Group Company, Ltd., Class A (A)	20,562	59,728
NAURA Technology Group Company, Ltd., Class A	5,970	311,521
NetEase, Inc.	249,496	6,841,376
New China Life Insurance Company, Ltd., Class A	19,700	188,548
New China Life Insurance Company, Ltd., H Shares	134,017	833,845
New Hope Liuhe Company, Ltd., Class A	31,100	43,101
New Oriental Education & Technology Group, Inc.	176,658	845,295
Nexchip Semiconductor Corp., Class A	15,839	53,815
Ninestar Corp., Class A (A)	10,500	36,741
Ningbo Deye Technology Company, Ltd., Class A	7,712	69,863
Ningbo Orient Wires & Cables Company, Ltd., Class A	5,800	42,872
Ningbo Sanxing Medical Electric Company, Ltd., Class A	12,800	41,326
Ningbo Tuopu Group Company, Ltd., Class A	15,190	132,731
Ningxia Baofeng Energy Group Company, Ltd., Class A	62,000	150,792
NIO, Inc., Class A (A)	224,840	1,439,987
Nongfu Spring Company, Ltd., H Shares (C)	287,806	1,861,564
OFILM Group Company, Ltd., Class A (A)	25,200	46,850
OmniVision Integrated Circuits Group, Inc.	10,545	211,385
Oppein Home Group, Inc., Class A	3,800	29,495
Orient Securities Company, Ltd., Class A	83,700	134,943
PetroChina Company, Ltd., Class A	176,000	215,193
PetroChina Company, Ltd., H Shares	3,036,130	2,939,908
Pharmaron Beijing Company, Ltd., Class A	13,925	58,985
PICC Property & Casualty Company, Ltd., H Shares	1,001,292	2,419,891
Ping An Bank Company, Ltd., Class A	176,300	297,997
Ping An Insurance Group Company of China, Ltd., Class A	92,100	773,735
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ping An Insurance Group Company of China, Ltd., H Shares	968,162	$7,048,842
Piotech, Inc., Class A	2,005	53,362
Poly Developments and Holdings Group Company, Ltd., Class A	118,200	131,964
Pop Mart International Group, Ltd. (C)	76,807	3,192,665
Postal Savings Bank of China Company, Ltd., Class A	256,800	217,571
Postal Savings Bank of China Company, Ltd., H Shares (C)	1,282,504	893,142
Power Construction Corp. of China, Ltd., Class A	151,300	125,634
Qfin Holdings, Inc., ADR	14,746	429,404
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	41,600	118,389
Range Intelligent Computing Technology Group Company, Ltd., Class A	11,100	91,823
Rockchip Electronics Company, Ltd., Class A	3,500	120,700
Rongsheng Petrochemical Company, Ltd., Class A	81,300	114,260
SAIC Motor Corp., Ltd., Class A	66,600	175,201
Sailun Group Company, Ltd., Class A	29,000	57,630
Sanan Optoelectronics Company, Ltd., Class A	40,900	86,824
Sany Heavy Industry Company, Ltd., Class A	71,600	211,051
Satellite Chemical Company, Ltd., Class A	30,743	86,510
SDIC Capital Company, Ltd., Class A	79,600	93,092
SDIC Power Holdings Company, Ltd., Class A	69,900	140,499
Seres Group Company, Ltd., Class A	13,500	258,782
SF Holding Company, Ltd., Class A	39,600	247,540
SG Micro Corp., Class A	4,701	51,155
Shaanxi Coal Industry Company, Ltd., Class A	81,800	233,724
Shandong Gold Mining Company, Ltd., Class A	31,400	148,204
Shandong Gold Mining Company, Ltd., H Shares (C)	113,787	434,674
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	6,400	53,769
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	16,400	63,081
Shandong Nanshan Aluminum Company, Ltd., Class A	104,900	59,690
Shandong Sun Paper Industry JSC, Ltd., Class A	25,100	54,056
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	351,895	265,908
Shanghai Allist Pharmaceuticals Company Ltd.	3,321	53,078
Shanghai Baosight Software Company, Ltd., Class A	18,772	66,654
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	2,029	43,550
Shanghai Electric Group Company, Ltd., Class A (A)	108,400	134,727
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	18,700	75,570
Shanghai International Airport Company, Ltd., Class A	6,000	27,193
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	25,400	66,468

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Pudong Development Bank Company, Ltd., Class A	263,400	$503,482
Shanghai Putailai New Energy Technology Company, Ltd., Class A	16,710	52,504
Shanghai RAAS Blood Products Company, Ltd., Class A	58,000	55,964
Shanghai Rural Commercial Bank Company, Ltd., Class A	81,400	99,282
Shanghai United Imaging Healthcare Company, Ltd., Class A	6,526	129,707
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,100	69,758
Shanjin International Gold Company, Ltd., Class A	20,500	56,641
Shanxi Coking Coal Energy Group Company, Ltd., Class A	38,400	38,012
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	22,800	41,478
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	10,200	289,228
Shenergy Company, Ltd., Class A	41,200	46,673
Shengyi Technology Company, Ltd., Class A	20,500	152,596
Shennan Circuits Company, Ltd., Class A	5,690	157,584
Shenwan Hongyuan Group Company, Ltd., Class A	228,700	175,045
Shenzhen Goodix Technology Company, Ltd., Class A	3,900	45,038
Shenzhen Inovance Technology Company, Ltd., Class A	11,000	115,754
Shenzhen Kinwong Electronic Company, Ltd., Class A	7,900	70,762
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	10,500	357,596
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	6,600	57,756
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	9,000	63,508
Shenzhen Transsion Holdings Company, Ltd., Class A	9,312	117,503
Shenzhou International Group Holdings, Ltd.	119,991	954,762
Sichuan Biokin Pharmaceutical Company, Ltd., Class A (A)	1,465	68,758
Sichuan Changhong Electric Company, Ltd., Class A	39,400	63,185
Sichuan Chuantou Energy Company, Ltd., Class A	42,800	89,361
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	13,000	66,448
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)	6,900	402,067
Sichuan Road and Bridge Group Company, Ltd., Class A	54,600	66,292
Silergy Corp.	45,222	452,063
Sinolink Securities Company, Ltd., Class A	50,900	73,576
Sinopharm Group Company, Ltd., H Shares	196,553	473,659
Sinotruk Hong Kong, Ltd.	98,000	285,731
Smoore International Holdings, Ltd. (B)(C)	266,334	648,526
SooChow Securities Company, Ltd., Class A	54,200	76,792
Southwest Securities Company, Ltd., Class A	106,500	72,857
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Spring Airlines Company, Ltd., Class A	7,600	$56,844
Sungrow Power Supply Company, Ltd., Class A	18,120	253,684
Sunny Optical Technology Group Company, Ltd.	102,064	1,099,310
Sunwoda Electronic Company, Ltd., Class A	17,600	60,551
SUPCON Technology Company, Ltd., Class A	5,771	42,063
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	15,600	143,954
Suzhou TFC Optical Communication Company, Ltd., Class A	6,688	185,347
TAL Education Group, ADR (A)	59,763	634,683
TBEA Company, Ltd., Class A	41,710	82,830
TCL Technology Group Corp., Class A	173,670	113,116
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A (A)	24,700	29,025
Tencent Holdings, Ltd.	919,995	71,248,511
Tencent Music Entertainment Group, ADR	82,327	2,018,658
The People's Insurance Company Group of China, Ltd., Class A	103,200	129,955
The People's Insurance Company Group of China, Ltd., H Shares	1,252,879	1,126,602
Tianfeng Securities Company, Ltd., Class A (A)	91,900	75,269
Tianqi Lithium Corp., Class A (A)	11,200	69,026
Tianshan Aluminum Group Company, Ltd., Class A	35,500	50,214
Tianshui Huatian Technology Company, Ltd., Class A	27,700	46,004
Tingyi Cayman Islands Holding Corp.	281,102	399,473
Tongcheng Travel Holdings, Ltd.	182,712	516,927
TongFu Microelectronics Company, Ltd., Class A	12,900	59,878
Tongling Nonferrous Metals Group Company, Ltd., Class A	86,300	54,606
Tongwei Company, Ltd., Class A (A)	36,100	111,504
TravelSky Technology, Ltd., H Shares	134,173	187,750
Trina Solar Company, Ltd., Class A (A)	16,101	37,390
Tsingtao Brewery Company, Ltd., Class A	6,600	64,314
Tsingtao Brewery Company, Ltd., H Shares	88,597	576,146
Unigroup Guoxin Microelectronics Company, Ltd., Class A	6,479	74,032
Unisplendour Corp., Ltd., Class A	24,500	95,832
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	3,527	75,904
Victory Giant Technology Huizhou Company, Ltd., Class A	7,500	279,018
Vipshop Holdings, Ltd., ADR	47,524	795,552
Wanhua Chemical Group Company, Ltd., Class A	28,200	271,265
Weichai Power Company, Ltd., Class A	68,700	145,871
Weichai Power Company, Ltd., H Shares	270,633	568,917
Wens Foodstuff Group Company, Ltd., Class A	55,600	141,869
Western Mining Company, Ltd., Class A	20,300	53,151
Western Securities Company, Ltd., Class A	56,600	71,019
Western Superconducting Technologies Company, Ltd., Class A	3,980	34,813
Wingtech Technology Company, Ltd., Class A (A)	9,700	59,048

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Wintime Energy Group Company, Ltd., Class A	228,500	$46,450
Wuhan Guide Infrared Company, Ltd., Class A (A)	26,678	46,984
Wuliangye Yibin Company, Ltd., Class A	33,800	614,059
WUS Printed Circuit Kunshan Company, Ltd., Class A	16,500	158,158
WuXi AppTec Company, Ltd., Class A	21,800	315,276
WuXi AppTec Company, Ltd., H Shares (C)	49,394	688,303
WuXi Biologics Cayman, Inc. (A)(C)	496,120	2,134,243
WuXi XDC Cayman, Inc. (A)	43,000	313,541
XCMG Construction Machinery Company, Ltd., Class A	99,900	133,846
Xiamen C & D, Inc., Class A	19,800	32,336
Xiamen Tungsten Company, Ltd., Class A	10,200	44,033
Xiaomi Corp., Class B (A)(C)	2,459,234	16,783,895
Xinjiang Daqo New Energy Company, Ltd., Class A (A)	13,647	61,524
Xinyi Solar Holdings, Ltd.	655,086	285,271
XPeng, Inc., A Shares (A)	178,276	1,882,181
Yadea Group Holdings, Ltd. (C)	174,485	304,348
Yangzijiang Shipbuilding Holdings, Ltd.	382,900	867,580
Yankuang Energy Group Company, Ltd., Class A	46,370	84,236
Yankuang Energy Group Company, Ltd., H Shares (B)	468,584	545,083
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	8,900	59,197
Yealink Network Technology Corp., Ltd., Class A	10,680	56,562
Yifeng Pharmacy Chain Company, Ltd., Class A	8,028	26,730
Yihai Kerry Arawana Holdings Company, Ltd., Class A	14,400	67,960
Yonghui Superstores Company, Ltd., Class A (A)	71,200	51,832
Yonyou Network Technology Company, Ltd., Class A (A)	26,400	60,995
Youngor Fashion Company, Ltd., Class A	48,100	50,518
YTO Express Group Company, Ltd., Class A	27,700	65,821
Yum China Holdings, Inc.	53,100	2,392,778
Yunnan Aluminium Company, Ltd., Class A	27,300	74,152
Yunnan Baiyao Group Company, Ltd., Class A	15,140	122,255
Yunnan Yuntianhua Company, Ltd., Class A	14,800	56,439
Yutong Bus Company, Ltd., Class A	18,900	73,210
Zangge Mining Company, Ltd., Class A	11,700	88,413
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,800	140,856
Zhaojin Mining Industry Company, Ltd., H Shares	242,743	762,459
Zhejiang China Commodities City Group Company, Ltd., Class A	47,100	148,751
Zhejiang Chint Electrics Company, Ltd., Class A	16,900	64,931
Zhejiang Dahua Technology Company, Ltd., Class A	26,100	71,080
Zhejiang Expressway Company, Ltd., H Shares	226,255	199,953
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Huayou Cobalt Company, Ltd., Class A	13,410	$90,355
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	8,800	37,212
Zhejiang Juhua Company, Ltd., Class A	22,700	123,077
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(C)	70,700	590,116
Zhejiang Longsheng Group Company, Ltd., Class A	29,100	43,077
Zhejiang NHU Company, Ltd., Class A	27,880	97,321
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	16,800	74,985
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	18,900	50,056
Zhejiang Weiming Environment Protection Company, Ltd., Class A	12,580	34,001
Zhejiang Zheneng Electric Power Company, Ltd., Class A	100,700	71,708
Zheshang Securities Company, Ltd., Class A	54,900	92,972
Zhongji Innolight Company, Ltd., Class A	9,580	474,921
Zhongjin Gold Corp., Ltd., Class A	41,000	92,658
Zhongtai Securities Company, Ltd., Class A	76,900	77,722
Zhuzhou CRRC Times Electric Company, Ltd., Class A	7,605	51,616
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	63,292	323,536
Zijin Mining Group Company, Ltd., Class A	178,800	581,595
Zijin Mining Group Company, Ltd., H Shares	814,396	2,704,179
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	62,800	64,690
ZTE Corp., Class A	34,600	220,405
ZTE Corp., H Shares	108,775	491,633
ZTO Express Cayman, Inc.	60,200	1,091,812
		364,737,014
Colombia - 0.0%
Grupo Cibest SA	31,186	458,018
Interconexion Electrica SA ESP	57,650	312,843
		770,861
Czech Republic - 0.0%
CEZ AS	18,355	1,147,810
Komercni banka AS	10,837	529,477
Moneta Money Bank AS (C)	37,276	273,322
		1,950,609
Denmark - 1.0%
A.P. Moller - Maersk A/S, Series A (B)	244	501,597
A.P. Moller - Maersk A/S, Series B (B)	551	1,135,352
Carlsberg A/S, Class B	10,979	1,342,914
Coloplast A/S, B Shares	14,657	1,409,951
Danske Bank A/S	77,776	3,201,121
Demant A/S (A)	9,682	370,429
DSV A/S	23,802	5,277,082
Genmab A/S (A)	7,088	1,769,087
Novo Nordisk A/S, Class B	375,001	21,191,086
Novonesis A/S, B Shares	40,801	2,595,447
Orsted A/S (A)(B)(C)	19,369	587,296
Pandora A/S	9,206	1,272,691
ROCKWOOL A/S, B Shares	11,330	428,198
Tryg A/S	41,411	1,088,295

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S	117,339	$2,335,921
		44,506,467
Egypt - 0.0%
Commercial International Bank Egypt SAE	101,716	203,396
Eastern Company SAE	60,227	47,988
Talaat Moustafa Group	35,041	40,016
		291,400
Finland - 0.6%
Elisa OYJ	19,195	1,023,278
Fortum OYJ	60,070	1,039,449
Kesko OYJ, B Shares	36,649	812,890
Kone OYJ, B Shares	46,191	2,905,311
Metso OYJ	91,550	1,184,977
Neste OYJ	57,496	1,056,696
Nokia OYJ	710,063	3,056,793
Nordea Bank ABP	425,572	6,494,374
Orion OYJ, Class B	14,709	1,175,053
Sampo OYJ, A Shares	338,919	3,889,051
Stora Enso OYJ, R Shares	80,390	939,061
UPM-Kymmene OYJ	72,294	2,058,817
Wartsila OYJ ABP	68,756	2,015,441
		27,651,191
France - 5.8%
Accor SA	24,759	1,228,213
Aeroports de Paris SA	4,218	555,178
Air Liquide SA	73,087	15,058,718
Airbus SE	75,182	15,718,296
Alstom SA (A)	43,767	1,052,249
Amundi SA (C)	8,725	644,953
Arkema SA	7,454	528,878
AXA SA	226,928	10,569,820
BioMerieux	5,051	702,416
BNP Paribas SA	129,087	11,600,420
Bollore SE	89,537	522,748
Bouygues SA	23,471	1,006,511
Bureau Veritas SA	39,961	1,205,492
Capgemini SE	20,599	2,929,797
Carrefour SA	74,230	1,074,696
Cie de Saint-Gobain SA	56,912	6,144,200
Cie Generale des Etablissements Michelin SCA	84,725	3,068,208
Covivio SA	6,773	443,986
Credit Agricole SA	134,912	2,467,823
Danone SA	81,560	6,807,628
Dassault Aviation SA	2,443	771,195
Dassault Systemes SE	84,517	2,628,508
Edenred SE	30,162	872,509
Eiffage SA	8,421	1,059,750
Engie SA	229,588	4,750,964
EssilorLuxottica SA	38,061	11,610,004
FDJ UNITED	13,842	445,545
Gecina SA	5,604	550,271
Getlink SE	36,304	686,754
Hermes International SCA	4,002	9,801,572
Ipsen SA	4,777	649,468
Kering SA	9,418	2,523,697
Klepierre SA	26,184	1,022,410
Legrand SA	33,129	5,045,107
L'Oreal SA	30,385	14,186,389
LVMH Moet Hennessy Louis Vuitton SE	31,639	18,680,816
Orange SA	232,982	3,797,432
Pernod Ricard SA	25,592	2,915,343
Publicis Groupe SA	29,236	2,699,615
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Renault SA	24,134	$949,815
Rexel SA	28,520	923,372
Safran SA	45,548	15,136,957
Sanofi SA	139,951	13,884,877
Sartorius Stedim Biotech	3,694	757,542
Schneider Electric SE	68,217	16,760,065
Schneider Electric SE (Euronext London Exchange)	1,178	289,849
Societe Generale SA	91,239	5,630,278
Sodexo SA	11,166	670,476
Teleperformance SE	6,819	526,150
Thales SA	11,669	3,069,421
TotalEnergies SE	259,062	16,264,259
Unibail-Rodamco-Westfield (A)	15,361	1,598,162
Veolia Environnement SA	78,862	2,604,489
Vinci SA	62,257	8,444,043
		255,537,334
Germany - 6.0%
adidas AG	24,480	4,762,754
Allianz SE	55,567	23,492,865
BASF SE	127,688	6,782,939
Bayer AG	140,476	4,621,761
Bayerische Motoren Werke AG	40,440	4,230,869
Beiersdorf AG	13,804	1,589,756
Brenntag SE	17,373	1,075,009
Commerzbank AG	109,392	4,175,353
Continental AG	15,528	1,361,581
Covestro AG (A)	25,121	1,745,697
CTS Eventim AG & Company KGaA	8,681	813,750
Daimler Truck Holding AG	68,025	3,199,834
Delivery Hero SE (A)(C)	27,351	725,597
Deutsche Bank AG	265,473	9,327,738
Deutsche Boerse AG	26,942	7,929,980
Deutsche Lufthansa AG	85,297	795,211
Deutsche Telekom AG	499,412	18,276,060
DHL Group	137,237	6,254,973
E.ON SE	319,458	5,696,392
Evonik Industries AG	35,767	690,155
Fresenius Medical Care AG	31,502	1,623,895
Fresenius SE & Company KGaA	60,309	3,279,254
GEA Group AG	20,473	1,490,172
Hannover Rueck SE	8,917	2,596,129
Heidelberg Materials AG	19,109	4,520,223
Henkel AG & Company KGaA	12,358	949,775
Hensoldt AG	9,010	933,984
Infineon Technologies AG	186,932	7,651,882
Knorr-Bremse AG	10,066	1,051,525
LEG Immobilien SE	10,827	907,588
Mercedes-Benz Group AG	103,685	6,489,135
Merck KGaA	18,726	2,377,602
MTU Aero Engines AG	7,704	3,433,436
Muenchener Rueckversicherungs-Gesellschaft AG	18,824	12,007,916
Nemetschek SE	8,098	1,118,736
Rational AG	716	533,718
Rheinmetall AG	6,560	12,724,823
RWE AG	90,348	3,618,241
SAP SE	149,352	40,653,229
Scout24 SE (C)	10,468	1,356,292
Siemens AG	108,737	30,142,603
Siemens Energy AG (A)	97,136	10,333,311
Siemens Healthineers AG (C)	48,668	2,694,978
Symrise AG	18,976	1,837,484

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Talanx AG	9,671	$1,333,536
Vonovia SE	107,131	3,469,274
Zalando SE (A)(C)	32,107	894,751
		267,571,766
Greece - 0.2%
Alpha Bank SA	369,921	1,467,527
Eurobank Ergasias Services and Holdings SA	443,895	1,631,349
Hellenic Telecommunications Organization SA	28,237	525,544
JUMBO SA	19,553	697,610
National Bank of Greece SA	148,722	2,059,635
OPAP SA	31,113	698,248
Piraeus Financial Holdings SA (A)	190,637	1,475,348
Public Power Corp. SA	30,856	515,944
		9,071,205
Hong Kong - 1.8%
AIA Group, Ltd.	1,578,474	15,002,379
Alibaba Health Information Technology, Ltd. (A)(B)	807,746	572,746
Beijing Enterprises Holdings, Ltd.	71,970	299,691
Beijing Enterprises Water Group, Ltd.	545,340	181,984
BOC Hong Kong Holdings, Ltd.	541,301	2,457,574
Bosideng International Holdings, Ltd.	649,812	376,096
C&D International Investment Group, Ltd.	120,246	286,783
China Gas Holdings, Ltd.	384,302	384,869
China Merchants Port Holdings Company, Ltd.	182,231	350,628
China Overseas Land & Investment, Ltd.	557,752	1,004,882
China Power International Development, Ltd.	518,969	208,633
China Resources Beer Holdings Company, Ltd.	234,162	848,282
China Resources Gas Group, Ltd.	135,373	349,410
China Resources Land, Ltd.	464,211	1,836,148
China Resources Power Holdings Company, Ltd.	298,808	690,001
China Ruyi Holdings, Ltd. (A)(B)	1,221,326	452,124
China State Construction International Holdings, Ltd.	185,116	253,761
China Taiping Insurance Holdings Company, Ltd.	210,929	440,700
Chow Tai Fook Jewellery Group, Ltd. (B)	276,431	519,449
CK Asset Holdings, Ltd.	286,573	1,355,920
CK Hutchison Holdings, Ltd.	397,634	2,630,824
CK Infrastructure Holdings, Ltd.	92,299	619,744
CLP Holdings, Ltd.	242,344	2,051,032
Far East Horizon, Ltd.	299,693	286,409
Futu Holdings, Ltd., ADR	9,222	1,711,603
Galaxy Entertainment Group, Ltd.	323,387	1,714,432
GCL Technology Holdings, Ltd. (A)(B)	3,265,736	525,575
Geely Automobile Holdings, Ltd.	865,860	2,183,996
Guangdong Investment, Ltd.	412,587	388,064
Hang Seng Bank, Ltd.	111,133	1,593,533
Henderson Land Development Company, Ltd.	213,796	741,903
HKT Trust & HKT, Ltd.	546,846	829,511
Hong Kong & China Gas Company, Ltd.	1,641,498	1,480,172
Hong Kong Exchanges & Clearing, Ltd.	178,685	10,468,827
Hongkong Land Holdings, Ltd.	161,246	999,777
Jardine Matheson Holdings, Ltd.	23,967	1,451,166
Kunlun Energy Company, Ltd.	559,215	520,551
Link REIT	381,785	2,039,178
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
MTR Corp., Ltd.	225,212	$763,554
NetEase Cloud Music, Inc. (A)(C)	12,200	439,957
Orient Overseas International, Ltd.	18,727	328,143
Power Assets Holdings, Ltd.	204,306	1,332,197
Prudential PLC	354,773	4,731,911
Sino Biopharmaceutical, Ltd.	1,475,160	1,547,393
Sino Land Company, Ltd.	521,297	621,068
SITC International Holdings Company, Ltd.	197,947	699,050
Sun Hung Kai Properties, Ltd.	214,863	2,538,045
Swire Pacific, Ltd., Class A	50,625	433,939
Techtronic Industries Company, Ltd.	218,113	2,820,723
The Wharf Holdings, Ltd.	154,000	441,977
Want Want China Holdings, Ltd.	660,564	459,273
WH Group, Ltd. (C)	1,220,366	1,311,406
Wharf Real Estate Investment Company, Ltd.	244,027	712,777
		79,289,770
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	53,382	459,404
OTP Bank NYRT	29,593	2,581,227
Richter Gedeon NYRT	18,808	570,509
		3,611,140
India - 4.0%
ABB India, Ltd.	6,473	367,179
Adani Enterprises, Ltd.	19,074	486,214
Adani Ports & Special Economic Zone, Ltd.	65,179	971,164
Adani Power, Ltd. (A)	69,666	474,287
Alkem Laboratories, Ltd.	5,109	307,056
Ambuja Cements, Ltd.	72,617	464,092
APL Apollo Tubes, Ltd.	21,355	387,544
Apollo Hospitals Enterprise, Ltd.	12,159	1,050,144
Ashok Leyland, Ltd.	351,724	505,944
Asian Paints, Ltd.	40,120	1,146,685
Astral, Ltd.	14,210	219,625
AU Small Finance Bank, Ltd. (C)	43,835	357,073
Aurobindo Pharma, Ltd.	32,816	382,015
Avenue Supermarts, Ltd. (A)(C)	19,585	1,055,659
Axis Bank, Ltd.	278,999	3,319,644
Bajaj Auto, Ltd.	8,229	805,394
Bajaj Finance, Ltd.	338,306	3,374,521
Bajaj Finserv, Ltd.	47,146	1,024,734
Bajaj Holdings & Investment, Ltd.	3,243	468,768
Balkrishna Industries, Ltd.	9,383	243,832
Bank of Baroda	124,873	329,878
Bharat Electronics, Ltd.	443,889	1,860,028
Bharat Forge, Ltd.	32,870	413,484
Bharat Heavy Electricals, Ltd.	125,076	295,798
Bharat Petroleum Corp., Ltd.	181,729	636,084
Bharti Airtel, Ltd.	310,671	6,657,016
Bosch, Ltd.	870	394,446
Britannia Industries, Ltd.	13,005	857,690
BSE, Ltd.	24,235	577,240
Canara Bank	226,949	267,320
CG Power & Industrial Solutions, Ltd.	86,073	678,126
Cholamandalam Investment and Finance Company, Ltd.	51,018	824,667
Cipla, Ltd.	69,126	1,244,130
Coal India, Ltd.	224,713	954,981
Colgate-Palmolive India, Ltd.	16,344	431,745
Container Corp. of India, Ltd.	37,838	226,047
Coromandel International, Ltd.	13,821	362,755

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Cummins India, Ltd.	16,888	$733,206
Dabur India, Ltd.	65,904	389,799
Divi's Laboratories, Ltd.	14,504	1,002,030
Dixon Technologies India, Ltd.	4,397	833,226
DLF, Ltd.	91,028	764,101
Dr. Reddy's Laboratories, Ltd.	71,570	1,019,884
Eicher Motors, Ltd.	16,425	1,136,653
Eternal, Ltd. (A)	290,597	1,040,844
FSN E-Commerce Ventures, Ltd. (A)	133,013	348,020
GAIL India, Ltd.	286,056	562,165
GMR Airports, Ltd. (A)	305,387	299,350
Godrej Consumer Products, Ltd.	49,389	698,902
Godrej Properties, Ltd. (A)	18,235	402,662
Grasim Industries, Ltd.	32,774	1,032,331
Havells India, Ltd.	26,308	455,556
HCL Technologies, Ltd.	115,762	1,907,310
HDFC Asset Management Company, Ltd. (C)	11,956	742,338
HDFC Bank, Ltd.	1,373,798	14,856,034
HDFC Life Insurance Company, Ltd. (C)	120,247	1,056,524
Hero MotoCorp, Ltd.	14,517	840,718
Hindalco Industries, Ltd.	164,235	1,312,555
Hindustan Aeronautics, Ltd.	24,384	1,201,832
Hindustan Petroleum Corp., Ltd.	114,194	487,877
Hindustan Unilever, Ltd.	99,606	3,003,911
Hitachi Energy India, Ltd.	1,605	346,306
Hyundai Motor India, Ltd.	19,576	545,809
ICICI Bank, Ltd.	640,905	10,143,429
ICICI Lombard General Insurance Company, Ltd. (C)	30,933	647,041
ICICI Prudential Life Insurance Company, Ltd. (C)	46,476	316,144
IDFC First Bank, Ltd.	423,343	326,754
Indian Oil Corp., Ltd.	339,094	526,498
Indian Railway Catering & Tourism Corp., Ltd.	26,846	210,768
Indus Towers, Ltd. (A)	159,635	617,114
IndusInd Bank, Ltd. (A)	69,580	584,237
Info Edge India, Ltd.	43,088	662,742
Infosys, Ltd.	403,761	6,769,511
InterGlobe Aviation, Ltd. (C)	22,833	1,455,817
ITC, Ltd.	364,379	1,692,692
Jindal Stainless, Ltd.	39,533	342,394
Jindal Steel, Ltd.	43,506	468,342
Jio Financial Services, Ltd.	344,120	1,215,851
JSW Energy, Ltd.	52,524	290,732
JSW Steel, Ltd.	73,802	860,655
Jubilant Foodworks, Ltd.	43,001	305,267
Kalyan Jewellers India, Ltd.	49,788	284,254
Kotak Mahindra Bank, Ltd.	132,833	2,952,715
Larsen & Toubro, Ltd.	82,047	3,353,624
Lodha Developers, Ltd. (C)	36,162	492,280
LTIMindtree, Ltd. (C)	8,907	516,958
Lupin, Ltd.	27,738	598,106
Mahindra & Mahindra, Ltd.	113,149	4,106,113
Mankind Pharma, Ltd.	14,737	413,823
Marico, Ltd.	61,812	508,594
Maruti Suzuki India, Ltd.	15,216	2,553,489
Max Healthcare Institute, Ltd.	94,070	1,227,084
Mphasis, Ltd.	12,878	405,351
MRF, Ltd.	276	438,081
Muthoot Finance, Ltd.	14,340	429,612
Nestle India, Ltd.	80,599	1,055,338
NHPC, Ltd.	366,700	321,416
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
NMDC, Ltd.	374,243	$292,557
NTPC, Ltd.	531,638	1,978,214
Oberoi Realty, Ltd.	15,418	281,098
Oil & Natural Gas Corp., Ltd.	384,055	1,016,358
Oil India, Ltd.	59,310	262,330
Oracle Financial Services Software, Ltd.	2,659	251,051
Page Industries, Ltd.	716	358,411
PB Fintech, Ltd. (A)	41,693	841,637
Persistent Systems, Ltd.	13,291	800,809
Petronet LNG, Ltd.	88,345	271,411
PI Industries, Ltd.	8,984	377,126
Pidilite Industries, Ltd.	18,125	626,358
Polycab India, Ltd.	6,319	508,125
Power Finance Corp., Ltd.	182,199	784,634
Power Grid Corp. of India, Ltd.	566,258	1,774,063
Prestige Estates Projects, Ltd.	20,987	371,983
Punjab National Bank	276,699	317,223
Rail Vikas Nigam, Ltd.	63,839	219,329
REC, Ltd.	162,401	645,050
Reliance Industries, Ltd.	738,803	11,367,967
Samvardhana Motherson International, Ltd.	576,022	606,907
SBI Cards & Payment Services, Ltd.	34,002	310,348
SBI Life Insurance Company, Ltd. (C)	55,814	1,143,213
Shree Cement, Ltd.	1,052	349,478
Shriram Finance, Ltd.	170,386	1,125,372
Siemens, Ltd.	10,884	377,811
Solar Industries India, Ltd.	3,255	508,306
SRF, Ltd.	16,091	520,408
State Bank of India	219,723	1,999,784
Sun Pharmaceutical Industries, Ltd.	116,816	2,114,896
Sundaram Finance, Ltd.	8,005	408,192
Supreme Industries, Ltd.	7,694	391,076
Suzlon Energy, Ltd. (A)	1,152,074	739,306
Swiggy Ltd. (A)	105,847	491,848
Tata Communications, Ltd.	13,694	240,531
Tata Consultancy Services, Ltd.	109,856	3,840,708
Tata Consumer Products, Ltd.	71,773	864,413
Tata Elxsi, Ltd.	4,069	241,746
Tata Motors, Ltd.	248,132	1,884,222
Tata Steel, Ltd.	907,004	1,590,381
Tech Mahindra, Ltd.	65,677	1,105,660
The Indian Hotels Company, Ltd.	102,096	880,096
The Phoenix Mills, Ltd. (A)	23,732	404,506
The Tata Power Company, Ltd.	194,407	826,073
Titan Company, Ltd.	42,797	1,757,543
Torrent Pharmaceuticals, Ltd.	14,132	570,846
Torrent Power, Ltd.	21,201	297,968
Trent, Ltd.	21,915	1,315,701
Tube Investments of India, Ltd.	12,781	428,305
TVS Motor Company, Ltd.	28,481	1,061,133
UltraTech Cement, Ltd.	14,250	2,041,795
Union Bank of India, Ltd.	186,931	265,039
United Spirits, Ltd.	34,973	520,150
UPL, Ltd.	53,775	434,978
Varun Beverages, Ltd.	163,160	899,589
Vedanta, Ltd.	165,456	790,312
Vishal Mega Mart Ltd. (A)	256,282	432,951
Vodafone Idea, Ltd. (A)	3,283,432	242,460
Voltas, Ltd.	27,669	429,834
WAAREE Energies, Ltd. (A)	10,370	399,577
Wipro, Ltd.	322,098	910,334
Yes Bank, Ltd. (A)	1,694,027	367,863
Zydus Lifesciences, Ltd.	31,219	348,398
		178,361,569

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia - 0.0%
Amman Mineral Internasional PT (A)	140,600	$67,011
Astra International Tbk PT	239,100	79,767
Bank Central Asia Tbk PT	615,000	301,294
Bank Mandiri Persero Tbk PT	445,200	127,596
Bank Negara Indonesia Persero Tbk PT	155,900	41,389
Bank Rakyat Indonesia Persero Tbk PT	767,200	188,334
Barito Pacific Tbk PT (A)	217,500	28,868
Chandra Asri Pacific Tbk PT	89,400	44,638
Charoen Pokphand Indonesia Tbk PT	85,100	22,030
Dian Swastatika Sentosa Tbk PT (A)	10,400	62,520
GoTo Gojek Tokopedia Tbk PT (A)	9,810,400	34,464
Indofood CBP Sukses Makmur Tbk PT	45,100	24,554
Indofood Sukses Makmur Tbk PT	56,600	25,580
Kalbe Farma Tbk PT	241,700	17,838
Petrindo Jaya Kreasi Tbk PT	196,800	18,592
Sumber Alfaria Trijaya Tbk PT	193,200	25,775
Telkom Indonesia Persero Tbk PT	611,600	116,989
United Tractors Tbk PT	9,900	14,643
		1,241,882
Ireland - 0.8%
AerCap Holdings NV	25,442	3,142,087
AIB Group PLC	276,560	2,247,024
Bank of Ireland Group PLC	125,545	1,856,924
DCC PLC	13,285	844,863
Experian PLC	124,606	6,459,051
James Hardie Industries PLC, CHESS Depositary Interest (A)	71,757	1,457,315
Kerry Group PLC, Class A	21,381	1,957,731
Kingspan Group PLC	20,333	1,568,769
PDD Holdings, Inc., ADR (A)	101,781	12,236,112
Ryanair Holdings PLC	110,637	3,279,054
Smurfit WestRock PLC	547	25,906
		35,074,836
Israel - 0.6%
Azrieli Group, Ltd.	5,851	560,834
Bank Hapoalim BM	169,654	3,315,685
Bank Leumi Le-Israel BM	203,485	3,910,381
Check Point Software Technologies, Ltd. (A)	11,945	2,307,057
CyberArk Software, Ltd. (A)	6,581	2,982,904
Elbit Systems, Ltd.	3,657	1,778,936
ICL Group, Ltd.	104,520	679,399
Israel Discount Bank, Ltd., Class A	165,936	1,643,868
Mizrahi Tefahot Bank, Ltd.	20,842	1,361,126
Monday.com, Ltd. (A)	5,609	1,082,537
Nice, Ltd. (A)	8,641	1,218,081
Teva Pharmaceutical Industries, Ltd., ADR (A)	158,665	2,916,263
Wix.com, Ltd. (A)	7,746	1,092,806
		24,849,877
Italy - 2.4%
Banca Mediolanum SpA	39,846	805,992
Banco BPM SpA	200,550	2,751,380
BPER Banca SpA	259,702	2,697,552
Davide Campari-Milano NV	109,759	826,777
Enel SpA	1,451,567	13,395,339
Eni SpA	362,906	6,487,499
Ferrari NV	22,509	10,711,807
FinecoBank SpA	108,700	2,386,175
Generali	154,033	6,013,025
Infrastrutture Wireless Italiane SpA (C)	48,984	593,910
Intesa Sanpaolo SpA	2,544,506	16,019,140
Leonardo SpA	72,387	4,112,207
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	96,888	$2,346,873
Moncler SpA	41,755	2,430,356
Nexi SpA (C)	99,340	630,374
Poste Italiane SpA (C)	82,664	1,936,127
Prysmian SpA	50,419	4,400,240
Recordati Industria Chimica e Farmaceutica SpA	20,446	1,264,150
Snam SpA	352,937	2,148,429
Telecom Italia SpA (A)	2,048,824	982,605
Terna - Rete Elettrica Nazionale	248,603	2,499,000
UniCredit SpA	250,239	19,354,754
Unipol Assicurazioni SpA	67,683	1,414,109
		106,207,820
Japan - 13.1%
Advantest Corp.	105,284	8,051,013
Aeon Company, Ltd. (B)	303,555	3,682,441
AGC, Inc.	26,742	838,555
Aisin Corp.	67,367	1,108,623
Ajinomoto Company, Inc.	124,224	3,368,853
ANA Holdings, Inc.	21,823	439,977
Asahi Group Holdings, Ltd.	198,420	2,493,491
Asahi Kasei Corp.	168,190	1,372,527
Asics Corp.	95,800	2,575,256
Astellas Pharma, Inc.	247,212	2,713,812
Bandai Namco Holdings, Inc.	79,976	2,749,742
Bridgestone Corp.	78,234	3,534,254
Canon, Inc.	119,393	3,494,038
Capcom Company, Ltd.	47,088	1,270,668
Central Japan Railway Company	105,010	2,793,070
Chubu Electric Power Company, Inc.	93,229	1,283,739
Chugai Pharmaceutical Company, Ltd.	92,290	4,078,416
Concordia Financial Group, Ltd.	143,817	1,085,151
Dai Nippon Printing Company, Ltd.	54,386	910,945
Daifuku Company, Ltd.	44,148	1,389,527
Dai-ichi Life Holdings, Inc.	489,692	4,018,202
Daiichi Sankyo Company, Ltd.	234,188	5,599,824
Daikin Industries, Ltd.	36,234	4,526,871
Daito Trust Construction Company, Ltd. (B)	7,906	841,292
Daiwa House Industry Company, Ltd.	76,455	2,701,362
Daiwa Securities Group, Inc. (B)	188,164	1,458,715
Denso Corp.	239,948	3,438,348
Disco Corp.	12,724	3,481,357
East Japan Railway Company	130,990	3,213,900
Eisai Company, Ltd.	36,125	1,104,438
ENEOS Holdings, Inc.	371,148	2,197,714
FANUC Corp.	128,802	3,580,629
Fast Retailing Company, Ltd.	26,191	8,186,758
Fuji Electric Company, Ltd.	18,464	1,162,706
FUJIFILM Holdings Corp.	153,865	3,645,179
Fujikura, Ltd.	34,600	2,935,424
Fujitsu, Ltd.	241,420	5,809,577
Hankyu Hanshin Holdings, Inc. (B)	32,000	947,420
Hikari Tsushin, Inc.	2,391	636,691
Hitachi, Ltd.	629,790	16,968,689
Honda Motor Company, Ltd.	543,924	6,029,382
Hoya Corp.	47,133	6,086,125
Hulic Company, Ltd.	61,718	662,021
Idemitsu Kosan Company, Ltd.	104,560	693,678
IHI Corp.	20,200	2,099,225
Inpex Corp.	119,335	2,027,760
Isuzu Motors, Ltd.	73,467	962,316

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ITOCHU Corp.	163,383	$9,229,296
Japan Airlines Company, Ltd.	19,153	407,298
Japan Exchange Group, Inc.	137,606	1,438,276
Japan Post Bank Company, Ltd.	245,497	3,085,931
Japan Post Holdings Company, Ltd.	251,065	2,561,968
Japan Post Insurance Company, Ltd.	26,945	754,431
Japan Tobacco, Inc.	164,426	5,227,953
JFE Holdings, Inc.	79,625	989,881
Kajima Corp.	57,827	1,719,567
Kao Corp.	63,804	2,899,000
Kawasaki Heavy Industries, Ltd. (A)	20,900	1,264,224
Kawasaki Kisen Kaisha, Ltd.	48,859	746,672
KDDI Corp.	431,780	7,462,590
Keyence Corp.	26,704	10,180,713
Kikkoman Corp.	92,785	796,338
Kirin Holdings Company, Ltd.	105,803	1,535,897
Kobe Bussan Company, Ltd.	20,287	570,589
Komatsu, Ltd.	131,184	4,441,148
Konami Group Corp.	13,679	2,063,318
Kubota Corp.	135,709	1,569,075
Kyocera Corp.	176,168	2,342,980
Kyowa Kirin Company, Ltd.	31,893	550,804
Lasertec Corp.	11,036	1,145,761
LY Corp.	376,854	1,193,112
M3, Inc.	60,519	887,542
Makita Corp.	31,060	1,048,629
Marubeni Corp.	194,313	4,409,972
MatsukiyoCocokara & Company	44,113	911,204
MEIJI Holdings Company, Ltd.	32,443	674,799
MINEBEA MITSUMI, Inc.	49,968	851,516
Mitsubishi Chemical Group Corp.	177,510	1,008,667
Mitsubishi Corp.	442,306	9,985,884
Mitsubishi Electric Corp.	261,066	6,232,436
Mitsubishi Estate Company, Ltd.	145,877	3,107,549
Mitsubishi HC Capital, Inc.	117,440	963,387
Mitsubishi Heavy Industries, Ltd.	440,300	11,109,737
Mitsubishi UFJ Financial Group, Inc.	1,575,654	23,979,964
Mitsui & Company, Ltd.	339,390	7,813,225
Mitsui Fudosan Company, Ltd.	362,832	3,835,944
Mitsui OSK Lines, Ltd.	47,721	1,531,330
Mizuho Financial Group, Inc.	345,813	11,376,514
MonotaRO Company, Ltd.	34,004	585,909
MS&AD Insurance Group Holdings, Inc.	179,494	4,175,362
Murata Manufacturing Company, Ltd.	229,656	3,707,466
NEC Corp.	177,630	5,408,959
Nexon Company, Ltd.	45,071	1,019,920
Nidec Corp.	114,948	2,480,837
Nintendo Company, Ltd.	151,563	13,517,739
Nippon Building Fund, Inc.	1,040	1,006,284
Nippon Paint Holdings Company, Ltd. (B)	129,814	939,332
Nippon Sanso Holdings Corp.	23,533	853,019
Nippon Steel Corp.	132,242	2,785,410
Nippon Yusen KK (B)	59,892	2,158,948
Nissan Motor Company, Ltd. (A)	304,291	682,455
Nissin Foods Holdings Company, Ltd.	26,917	506,879
Nitori Holdings Company, Ltd.	10,953	1,010,788
Nitto Denko Corp.	97,015	2,183,674
Nomura Holdings, Inc.	419,888	2,987,616
Nomura Research Institute, Ltd.	51,535	2,022,968
NTT Data Group Corp.	38,297	1,019,836
NTT, Inc. (B)	4,091,190	4,327,149
Obayashi Corp.	88,664	1,438,231
Obic Company, Ltd.	43,800	1,548,730
Olympus Corp.	156,267	1,811,297
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Oracle Corp. Japan	5,060	$523,722
Oriental Land Company, Ltd.	148,058	3,525,016
ORIX Corp.	161,139	4,161,897
Osaka Gas Company, Ltd.	48,903	1,391,735
Otsuka Corp.	30,324	622,777
Otsuka Holdings Company, Ltd.	59,532	3,123,792
Pan Pacific International Holdings Corp.	51,760	1,866,951
Panasonic Holdings Corp.	320,730	3,246,518
Rakuten Group, Inc. (A)	207,106	1,274,832
Recruit Holdings Company, Ltd.	182,612	10,449,658
Renesas Electronics Corp.	232,181	2,710,167
Resona Holdings, Inc.	286,835	2,876,793
Ryohin Keikaku Company, Ltd.	34,400	739,857
Sanrio Company, Ltd.	24,500	1,267,660
SBI Holdings, Inc.	38,835	1,824,692
SCREEN Holdings Company, Ltd.	11,200	846,622
SCSK Corp.	20,687	658,967
Secom Company, Ltd.	56,828	2,098,116
Sekisui Chemical Company, Ltd.	50,850	965,047
Sekisui House, Ltd.	82,103	1,847,667
Seven & i Holdings Company, Ltd. (B)	286,539	3,708,696
SG Holdings Company, Ltd. (B)	37,857	407,595
Shimadzu Corp.	32,110	786,274
Shimano, Inc.	10,156	1,126,228
Shin-Etsu Chemical Company, Ltd.	232,591	7,084,117
Shionogi & Company, Ltd.	102,758	1,777,478
Shiseido Company, Ltd.	55,406	899,197
SMC Corp.	7,965	2,437,759
SoftBank Corp.	3,930,760	6,080,418
SoftBank Group Corp.	131,418	14,112,198
Sompo Holdings, Inc.	123,284	3,940,088
Sony Group Corp.	845,135	23,098,500
Subaru Corp.	80,004	1,569,387
Sumitomo Corp.	150,017	4,201,285
Sumitomo Electric Industries, Ltd.	98,400	2,756,082
Sumitomo Metal Mining Company, Ltd.	33,865	916,383
Sumitomo Mitsui Financial Group, Inc.	507,346	13,817,858
Sumitomo Mitsui Trust Group, Inc.	89,620	2,550,494
Sumitomo Realty & Development Company, Ltd.	42,485	1,745,271
Suntory Beverage & Food, Ltd. (B)	18,936	586,194
Suzuki Motor Corp.	215,888	2,856,794
Sysmex Corp.	68,368	858,560
T&D Holdings, Inc.	68,616	1,776,456
Taisei Corp.	21,295	1,441,668
Takeda Pharmaceutical Company, Ltd.	218,318	6,571,973
TDK Corp.	267,755	3,457,588
Terumo Corp.	182,294	3,268,685
The Chiba Bank, Ltd.	79,639	814,706
The Kansai Electric Power Company, Inc.	130,571	1,811,627
TIS, Inc.	28,485	948,339
Toho Company, Ltd. (B)	14,314	908,621
Tokio Marine Holdings, Inc.	254,665	10,922,058
Tokyo Electron, Ltd.	61,651	8,396,008
Tokyo Gas Company, Ltd.	43,110	1,647,015
Tokyo Metro Company, Ltd.	39,500	458,543
Tokyu Corp.	67,139	847,418
TOPPAN Holdings, Inc.	32,488	837,583
Toray Industries, Inc.	190,682	1,273,836
Toyota Industries Corp. (B)	22,394	2,466,753
Toyota Motor Corp.	1,302,197	25,213,689
Toyota Tsusho Corp.	94,463	2,514,169
Trend Micro, Inc.	17,320	917,942
Unicharm Corp. (B)	152,459	1,017,400

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
West Japan Railway Company	56,570	$1,264,364
Yakult Honsha Company, Ltd.	34,166	558,139
Yamaha Motor Company, Ltd.	126,013	913,238
Yokogawa Electric Corp.	30,900	901,986
Zensho Holdings Company, Ltd.	13,100	826,420
ZOZO, Inc.	59,872	556,344
		582,205,540
Kuwait - 0.2%
Boubyan Bank KSCP	207,248	468,579
Gulf Bank KSCP	260,682	290,916
Kuwait Finance House KSCP	1,495,210	3,772,371
Mabanee Company KPSC	90,273	283,447
Mobile Telecommunications Company KSCP	278,983	467,247
National Bank of Kuwait SAKP	1,122,827	3,752,493
		9,035,053
Luxembourg - 0.1%
ArcelorMittal SA	59,475	1,981,407
CVC Capital Partners PLC (C)	31,919	644,310
Eurofins Scientific SE	14,893	1,130,906
Reinet Investments SCA	19,743	600,110
Tenaris SA	66,907	1,212,072
Zabka Group SA (A)	38,311	229,280
		5,798,085
Macau - 0.0%
Sands China, Ltd.	354,478	933,569
Malaysia - 0.3%
AMMB Holdings BHD	341,900	436,387
Axiata Group BHD	368,100	210,857
CELCOMDIGI BHD	450,300	392,256
CIMB Group Holdings BHD	1,111,300	1,952,256
Gamuda BHD	630,400	828,656
Hong Leong Bank BHD	94,800	450,455
IHH Healthcare BHD	299,900	481,917
IOI Corp. BHD	330,900	302,598
Kuala Lumpur Kepong BHD	66,600	310,346
Malayan Banking BHD	835,000	1,956,548
Maxis BHD	308,400	255,511
MISC BHD	186,600	327,699
Mr. D.I.Y Group M BHD (C)	413,600	144,770
Nestle Malaysia BHD	9,300	209,215
Petronas Chemicals Group BHD	333,200	340,816
Petronas Dagangan BHD	38,100	190,969
Petronas Gas BHD	105,100	463,643
Press Metal Aluminium Holdings BHD	496,800	653,937
Public Bank BHD	2,020,300	2,040,626
QL Resources BHD	219,125	212,680
RHB Bank BHD	245,600	380,084
SD Guthrie BHD	286,500	342,827
Sunway BHD	352,300	410,401
Telekom Malaysia BHD	163,900	272,460
Tenaga Nasional BHD	362,500	1,131,865
YTL Corp. BHD	392,500	237,892
YTL Power International BHD	409,400	390,416
		15,328,087
Mexico - 0.6%
Alfa SAB de CV, Class A	534,444	402,025
America Movil SAB de CV, Series B	2,713,736	2,710,174
Arca Continental SAB de CV	77,017	786,944
Cemex SAB de CV, Series CPO	2,266,084	2,054,282
Coca-Cola Femsa SAB de CV	78,995	669,603
Fibra Uno Administracion SA de CV	433,143	610,570
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV	259,166	$2,248,063
Fresnillo PLC	29,311	710,094
Gruma SAB de CV, Class B	23,860	410,175
Grupo Aeroportuario del Centro Norte SAB de CV	42,300	538,934
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	57,370	1,374,458
Grupo Aeroportuario del Sureste SAB de CV, B Shares	27,003	878,211
Grupo Bimbo SAB de CV, Series A (B)	193,557	602,309
Grupo Carso SAB de CV, Series A1 (B)	82,856	550,908
Grupo Comercial Chedraui SA de CV (B)	49,100	395,389
Grupo Financiero Banorte SAB de CV, Series O	376,881	3,432,909
Grupo Financiero Inbursa SAB de CV, Series O	272,813	717,387
Grupo Mexico SAB de CV, Series B	462,489	3,033,702
Industrias Penoles SAB de CV (A)	29,401	954,152
Kimberly-Clark de Mexico SAB de CV, Class A	221,717	417,431
Prologis Property Mexico SA de CV (B)	152,352	560,938
Promotora y Operadora de Infraestructura SAB de CV	27,577	346,107
Qualitas Controladora SAB de CV (B)	31,300	282,085
Wal-Mart de Mexico SAB de CV	778,397	2,325,453
		27,012,303
Netherlands - 2.9%
ABN AMRO Bank NV (C)	82,822	2,388,900
Adyen NV (A)(C)	3,611	6,063,511
Aegon, Ltd.	201,925	1,586,798
Akzo Nobel NV	24,572	1,698,541
Argenx SE (A)	8,181	5,824,938
ASM International NV	6,701	3,217,634
ASML Holding NV	56,417	41,895,038
ASR Nederland NV	22,170	1,538,110
BE Semiconductor Industries NV	10,405	1,401,534
Euronext NV (C)	9,854	1,626,704
EXOR NV	13,514	1,354,321
Ferrovial SE	88,944	4,864,742
Heineken Holding NV	18,128	1,287,228
Heineken NV	41,094	3,333,147
IMCD NV	8,462	950,250
ING Groep NV	432,340	10,322,153
JDE Peet's NV	24,092	882,286
Koninklijke Ahold Delhaize NV	129,761	5,199,911
Koninklijke KPN NV	553,107	2,639,525
Koninklijke Philips NV	110,454	3,050,643
NEPI Rockcastle NV (A)	85,898	713,454
NN Group NV	39,650	2,729,205
Prosus NV (A)	187,354	11,589,671
QIAGEN NV	31,087	1,448,477
Randstad NV	15,629	739,324
Stellantis NV	362,347	3,469,595
Universal Music Group NV	156,857	4,434,256
Wolters Kluwer NV	34,116	4,297,736
		130,547,632
New Zealand - 0.1%
Auckland International Airport, Ltd.	31,360	139,674
Contact Energy, Ltd.	14,045	74,826
Fisher & Paykel Healthcare Corp., Ltd.	10,170	219,426
Infratil, Ltd.	15,004	100,473
Meridian Energy, Ltd.	23,623	79,533

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Xero, Ltd. (A)	20,240	$2,158,251
		2,772,183
Norway - 0.4%
Aker BP ASA	41,226	1,042,934
DNB Bank ASA	123,376	3,250,730
Equinor ASA	104,528	2,579,629
Gjensidige Forsikring ASA	29,065	807,428
Kongsberg Gruppen ASA	61,156	1,826,501
Mowi ASA	65,664	1,350,993
Norsk Hydro ASA	191,046	1,238,319
Orkla ASA	97,896	1,094,586
Salmar ASA (B)	9,525	487,783
Telenor ASA	85,815	1,431,696
Yara International ASA	22,683	825,745
		15,936,344
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	25,926	496,224
Credicorp, Ltd.	10,861	2,793,449
		3,289,673
Philippines - 0.1%
Ayala Corp.	35,320	336,633
Ayala Land, Inc.	925,380	453,419
Bank of the Philippine Islands	298,037	589,162
BDO Unibank, Inc.	331,689	783,948
International Container Terminal Services, Inc.	140,330	1,186,090
Jollibee Foods Corp.	69,980	283,988
Manila Electric Company	37,670	352,669
Metropolitan Bank & Trust Company	252,529	309,109
PLDT, Inc.	10,940	221,908
SM Investments Corp.	31,485	415,854
SM Prime Holdings, Inc.	1,422,500	575,136
		5,507,916
Poland - 0.3%
Allegro.eu SA (A)(C)	89,337	897,761
Bank Millennium SA (A)	73,392	284,307
Bank Polska Kasa Opieki SA	23,993	1,208,497
Budimex SA	1,670	244,278
CCC SA (A)	6,954	319,049
CD Projekt SA	8,353	578,274
Dino Polska SA (A)(C)	63,268	789,427
InPost SA (A)	34,729	504,798
KGHM Polska Miedz SA (A)	18,151	637,601
LPP SA	145	686,983
mBank SA (A)	1,874	452,675
ORLEN SA	74,014	1,581,608
PGE Polska Grupa Energetyczna SA (A)	115,731	360,693
Powszechna Kasa Oszczednosci Bank Polski SA	113,197	2,207,998
Powszechny Zaklad Ubezpieczen SA	82,542	1,373,772
Santander Bank Polska SA	5,395	750,987
		12,878,708
Portugal - 0.1%
Banco Comercial Portugues SA	1,177,091	997,099
EDP SA	447,465	1,981,795
Galp Energia SGPS SA	59,216	1,151,031
Jeronimo Martins SGPS SA	39,727	982,744
		5,112,669
Qatar - 0.2%
Al Rayan Bank	821,386	542,857
Barwa Real Estate Company	310,225	232,966
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar (continued)
Commercial Bank PSQC	410,242	$528,973
Dukhan Bank	240,961	242,549
Industries Qatar QSC	198,436	700,571
Mesaieed Petrochemical Holding Company	772,958	288,594
Ooredoo QPSC	111,497	394,929
Qatar Electricity & Water Company QSC	59,816	259,330
Qatar Fuel QSC	74,057	304,406
Qatar Gas Transport Company, Ltd.	356,174	462,801
Qatar International Islamic Bank QSC	125,600	389,388
Qatar Islamic Bank QPSC	231,132	1,552,670
Qatar National Bank QPSC	604,458	3,150,720
		9,050,754
Saudi Arabia - 0.9%
ACWA Power Company (A)	19,034	1,076,181
Ades Holding Company	41,186	163,662
Al Rajhi Bank	256,148	6,427,392
Al Rajhi Company for Co-operative Insurance (A)	5,557	172,701
Alinma Bank	159,110	1,068,508
Almarai Company JSC	64,589	817,372
Arab National Bank	114,820	717,961
Arabian Internet & Communications Services Company	3,105	199,802
Bank AlBilad	95,195	662,665
Bank Al-Jazira (A)	81,592	264,064
Banque Saudi Fransi	158,091	681,730
Bupa Arabia for Cooperative Insurance Company	11,037	429,420
Dallah Healthcare Company	4,368	150,931
Dar Al Arkan Real Estate Development Company (A)	67,853	337,974
Dr Sulaiman Al Habib Medical Services Group Company	11,278	723,221
Elm Company	3,108	710,366
Etihad Etisalat Company	49,774	848,872
Jabal Omar Development Company (A)	74,794	381,401
Jarir Marketing Company	72,901	247,666
Makkah Construction & Development Company	12,509	250,453
Mouwasat Medical Services Company	13,004	250,837
Nahdi Medical Company	4,739	146,022
Riyad Bank	193,388	1,335,863
SABIC Agri-Nutrients Company	29,529	954,446
Sahara International Petrochemical Company	47,184	253,170
SAL Saudi Logistics Services	4,806	217,077
Saudi Arabian Mining Company (A)	173,632	2,405,955
Saudi Arabian Oil Company (C)	785,181	4,957,560
Saudi Aramco Base Oil Company	6,511	149,400
Saudi Awwal Bank	133,360	1,070,316
Saudi Basic Industries Corp.	117,874	1,915,363
Saudi Electricity Company	107,422	416,248
Saudi Industrial Investment Group (A)	42,669	218,335
Saudi Kayan Petrochemical Company (A)	90,575	123,444
Saudi Research & Media Group (A)	4,596	211,849
Saudi Tadawul Group Holding Company	6,432	291,870
Saudi Telecom Company	261,949	2,930,390
The Company for Cooperative Insurance	9,804	305,679
The Saudi Investment Bank	78,518	284,153
The Saudi National Bank	384,006	3,559,097
Yanbu National Petrochemical Company	36,584	320,069
		38,649,485

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore - 1.3%
BOC Aviation, Ltd. (C)	29,821	$267,668
CapitaLand Ascendas REIT	569,984	1,208,192
CapitaLand Integrated Commercial Trust	849,752	1,509,897
CapitaLand Investment, Ltd.	350,530	753,418
DBS Group Holdings, Ltd.	313,342	12,334,044
Genting Singapore, Ltd.	903,281	506,702
Grab Holdings, Ltd., Class A (A)	350,657	1,749,778
Keppel, Ltd.	214,366	1,460,908
Oversea-Chinese Banking Corp., Ltd.	503,761	6,568,776
Sea, Ltd., ADR (A)	56,345	10,510,596
Sembcorp Industries, Ltd.	129,600	612,770
Singapore Airlines, Ltd. (B)	224,169	1,149,379
Singapore Exchange, Ltd.	127,290	1,643,275
Singapore Technologies Engineering, Ltd.	227,646	1,362,369
Singapore Telecommunications, Ltd.	1,093,846	3,676,175
Trip.com Group, Ltd.	88,999	6,588,356
United Overseas Bank, Ltd.	187,368	5,131,383
Wilmar International, Ltd.	289,801	666,033
		57,699,719
South Africa - 0.9%
Absa Group, Ltd.	121,167	1,297,400
Bid Corp., Ltd.	47,580	1,242,446
Capitec Bank Holdings, Ltd.	12,408	2,509,833
Clicks Group, Ltd.	32,733	691,742
Discovery, Ltd.	80,414	986,561
FirstRand, Ltd.	726,192	3,060,916
Gold Fields, Ltd.	127,290	4,237,159
Harmony Gold Mining Company, Ltd.	80,393	1,070,343
Impala Platinum Holdings, Ltd. (A)	128,326	1,164,445
MTN Group, Ltd.	249,041	2,115,595
Naspers, Ltd., N Shares	22,378	7,382,978
Nedbank Group, Ltd.	66,231	848,810
Old Mutual, Ltd.	658,274	518,025
OUTsurance Group, Ltd.	123,156	530,777
Pepkor Holdings, Ltd. (C)	503,814	724,804
Remgro, Ltd.	72,172	694,283
Sanlam, Ltd.	269,233	1,388,032
Sasol, Ltd. (A)	82,749	558,094
Shoprite Holdings, Ltd.	70,668	1,054,600
Sibanye Stillwater, Ltd. (A)	400,620	762,098
Standard Bank Group, Ltd.	190,169	2,675,485
The Bidvest Group, Ltd.	45,651	613,382
Valterra Platinum, Ltd.	30,149	1,382,577
Vodacom Group, Ltd.	87,550	707,011
		38,217,396
South Korea - 2.9%
Alteogen, Inc. (A)	5,678	1,785,735
Amorepacific Corp.	4,122	355,622
Celltrion, Inc.	22,886	2,753,574
Coway Company, Ltd.	7,643	570,601
DB Insurance Company, Ltd.	6,750	638,178
Doosan Bobcat, Inc. (A)	7,522	287,359
Doosan Company, Ltd.	1,056	419,092
Doosan Enerbility Company, Ltd. (A)	63,506	2,792,677
Ecopro BM Company, Ltd. (A)	6,907	599,527
Ecopro Company, Ltd.	14,308	518,592
Hana Financial Group, Inc.	40,523	2,388,890
Hanjin Kal Corp.	3,280	263,503
Hankook Tire & Technology Company, Ltd.	10,569	304,660
Hanmi Semiconductor Company, Ltd.	6,091	375,834
Hanwha Aerospace Company, Ltd.	4,661	2,955,875
Hanwha Ocean Company, Ltd. (A)	17,294	1,389,901
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanwha Systems Company, Ltd.	10,675	$390,074
HD Hyundai Company, Ltd.	6,052	595,946
HD Hyundai Electric Company, Ltd.	3,314	1,162,128
HD Hyundai Heavy Industries Company, Ltd.	3,126	1,166,151
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	6,007	1,750,608
HLB, Inc. (A)	16,700	450,997
HMM Company, Ltd.	35,912	570,366
HYBE Company, Ltd. (A)	3,209	661,939
Hyosung Heavy Industries Corp.	792	702,143
Hyundai Glovis Company, Ltd.	5,298	700,656
Hyundai Mobis Company, Ltd.	8,462	1,932,389
Hyundai Motor Company	18,843	2,966,414
Hyundai Rotem Company, Ltd.	10,780	1,487,083
Industrial Bank of Korea	40,147	548,858
Kakao Corp.	43,683	1,955,928
KakaoBank Corp.	23,606	417,168
KB Financial Group, Inc.	51,541	4,025,623
Kia Corp.	33,841	2,560,527
Korea Aerospace Industries, Ltd.	10,356	707,571
Korea Electric Power Corp.	36,086	946,180
Korea Investment Holdings Company, Ltd.	6,115	589,956
Korea Zinc Company, Ltd.	568	334,247
Korean Air Lines Company, Ltd.	26,317	447,953
Krafton, Inc. (A)	3,984	936,784
KT&G Corp.	13,845	1,339,140
LG Chem, Ltd.	7,010	1,392,313
LG Corp.	12,320	658,734
LG Display Company, Ltd. (A)	41,106	353,145
LG Electronics, Inc.	15,179	804,316
LG Energy Solution, Ltd. (A)	6,605	1,665,740
LG H&H Company, Ltd.	1,331	282,579
LG Uplus Corp.	29,849	318,347
LIG Nex1 Company, Ltd.	1,861	654,067
LS Electric Company, Ltd.	2,133	431,276
Meritz Financial Group, Inc.	11,493	1,045,535
Mirae Asset Securities Company, Ltd.	32,618	448,386
NAVER Corp.	20,169	3,100,455
NH Investment & Securities Company, Ltd.	21,738	303,607
Orion Corp.	3,438	266,086
POSCO Future M Company, Ltd. (A)	4,872	492,832
POSCO Holdings, Inc.	10,326	2,107,786
Posco International Corp.	7,374	254,089
Samsung Biologics Company, Ltd. (A)(C)	2,512	1,802,695
Samsung C&T Corp.	12,086	1,454,699
Samsung Electro-Mechanics Company, Ltd.	7,952	912,272
Samsung Electronics Company, Ltd.	671,839	33,564,940
Samsung Fire & Marine Insurance Company, Ltd.	4,303	1,369,517
Samsung Heavy Industries Company, Ltd. (A)	99,465	1,520,458
Samsung Life Insurance Company, Ltd.	11,440	1,175,267
Samsung SDI Company, Ltd.	9,119	1,351,405
Samsung SDS Company, Ltd.	6,003	634,220
Samyang Foods Company, Ltd.	583	652,791
Shinhan Financial Group Company, Ltd.	62,143	2,911,920
SK Biopharmaceuticals Company, Ltd. (A)	4,325	305,577
SK Hynix, Inc.	77,407	14,748,923
SK Innovation Company, Ltd.	9,428	682,346
SK Square Company, Ltd. (A)	13,184	1,398,263
SK Telecom Company, Ltd.	7,556	294,741

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SK, Inc.	5,073	$752,311
S-Oil Corp. (A)	5,835	252,366
Woori Financial Group, Inc.	94,760	1,690,476
Yuhan Corp.	7,993	651,046
		130,451,975
Spain - 2.5%
Acciona SA	4,210	834,473
ACS Actividades de Construccion y Servicios SA	31,078	2,349,093
Aena SME SA (C)	128,797	3,733,135
Amadeus IT Group SA	77,895	6,533,720
Banco Bilbao Vizcaya Argentaria SA	995,381	18,115,026
Banco de Sabadell SA	863,241	3,278,791
Banco Santander SA	2,571,470	24,557,754
Bankinter SA	114,466	1,708,318
CaixaBank SA	670,804	6,698,025
Cellnex Telecom SA (A)(C)	85,496	3,043,423
EDP Renovaveis SA	44,606	523,900
Endesa SA	54,254	1,652,396
Grifols SA	51,734	732,213
Iberdrola SA	1,096,936	20,678,327
Industria de Diseno Textil SA	188,892	9,342,516
Mapfre SA	8,450	37,034
Redeia Corp. SA	69,625	1,353,542
Repsol SA	200,071	3,280,399
Telefonica SA (B)	634,647	3,402,557
		111,854,642
Sweden - 2.1%
AddTech AB, B Shares	34,086	1,195,316
Alfa Laval AB	38,208	1,739,449
Assa Abloy AB, B Shares	132,994	4,699,305
Atlas Copco AB, A Shares	357,887	5,713,654
Atlas Copco AB, B Shares	205,340	2,919,977
Beijer Ref AB	50,450	858,192
Boliden AB (A)	37,404	1,289,239
Epiroc AB, A Shares	87,749	1,833,755
Epiroc AB, B Shares	50,955	948,340
EQT AB	50,233	1,806,887
Essity AB, B Shares	79,347	2,145,289
Evolution AB (C)	18,878	1,635,467
Fastighets AB Balder, B Shares (A)	94,064	669,672
Hennes & Mauritz AB, B Shares (B)	74,743	1,098,404
Hexagon AB, B Shares	274,919	3,063,622
Holmen AB, B Shares	9,932	386,704
Industrivarden AB, A Shares	6,195	246,560
Industrivarden AB, C Shares	30,675	1,221,029
Indutrade AB	35,638	887,015
Investment AB Latour, B Shares	19,135	485,903
Investor AB, B Shares	231,444	7,130,082
L.E. Lundbergforetagen AB, B Shares	10,350	523,876
Lifco AB, B Shares	30,425	1,081,226
Nibe Industrier AB, B Shares	200,085	822,036
Saab AB, B Shares	42,331	2,392,148
Sagax AB, B Shares	28,630	620,833
Sandvik AB	141,887	3,588,352
Securitas AB, B Shares	64,022	979,738
Skandinaviska Enskilda Banken AB, A Shares	201,797	3,731,735
Skanska AB, B Shares	45,179	1,121,981
SKF AB, B Shares	45,589	1,170,566
Spotify Technology SA (A)	20,248	13,806,706
Svenska Cellulosa AB SCA, B Shares	80,076	1,089,426
Svenska Handelsbanken AB, A Shares	191,816	2,468,266
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Swedbank AB, A Shares	111,816	$3,146,822
Swedish Orphan Biovitrum AB (A)	25,803	783,780
Tele2 AB, B Shares	71,630	1,261,557
Telefonaktiebolaget LM Ericsson, B Shares	369,526	2,925,466
Telia Company AB	306,809	1,145,383
Trelleborg AB, B Shares	27,006	1,045,062
Volvo AB, B Shares	210,937	6,490,109
		92,168,929
Switzerland - 5.8%
ABB, Ltd.	215,551	14,465,865
Alcon, Inc.	68,759	5,479,607
Avolta AG (A)	11,552	663,485
Baloise Holding AG	5,844	1,515,611
Banque Cantonale Vaudoise	3,887	451,833
Barry Callebaut AG (B)	486	658,154
Belimo Holding AG	1,330	1,464,516
BKW AG	2,703	562,687
Chocoladefabriken Lindt & Spruengli AG	14	2,096,652
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	135	2,058,816
Cie Financiere Richemont SA, A Shares	73,892	12,937,208
Coca-Cola HBC AG (A)	29,258	1,480,003
DSM-Firmenich AG	26,479	2,590,873
EMS-Chemie Holding AG	913	700,637
Galderma Group AG	17,961	3,145,627
Geberit AG	4,617	3,385,496
Givaudan SA	1,265	5,327,643
Glencore PLC (A)	1,371,875	5,419,687
Helvetia Holding AG	5,289	1,361,257
Holcim, Ltd. (A)	70,189	5,883,145
Julius Baer Group, Ltd.	28,893	2,086,242
Kuehne + Nagel International AG	6,531	1,331,434
Logitech International SA	20,899	2,157,983
Lonza Group AG	9,660	6,855,592
Nestle SA	353,975	33,390,654
Novartis AG	261,371	33,082,267
Partners Group Holding AG	3,160	4,339,657
Roche Holding AG	97,119	31,668,385
Roche Holding AG, Bearer Shares	3,907	1,341,804
Sandoz Group AG	57,324	3,597,052
Schindler Holding AG	2,595	928,077
Schindler Holding AG, Participation Certificates	6,066	2,254,746
SGS SA	22,498	2,295,025
SIG Group AG (A)	41,103	651,095
Sika AG	21,023	4,878,522
Sonova Holding AG	6,951	2,024,740
STMicroelectronics NV	86,820	2,365,974
Straumann Holding AG	15,329	1,796,241
Swiss Life Holding AG	4,008	4,331,273
Swiss Prime Site AG	10,740	1,493,752
Swiss Re AG	41,695	7,556,971
Swisscom AG	3,506	2,534,750
The Swatch Group AG, Bearer Shares	3,941	712,592
UBS Group AG	437,966	17,741,748
VAT Group AG (C)	3,711	1,213,617
Zurich Insurance Group AG	20,349	14,870,139
		259,149,134
Taiwan - 5.3%
Accton Technology Corp.	68,901	2,268,384
Acer, Inc.	396,866	381,666
Advantech Company, Ltd.	64,412	719,762
Airtac International Group	19,000	486,710

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Alchip Technologies, Ltd.	11,000	$1,439,601
ASE Technology Holding Company, Ltd.	456,496	2,216,959
Asia Cement Corp.	328,856	397,539
Asia Vital Components Company, Ltd.	45,222	1,476,256
Asustek Computer, Inc.	96,635	1,988,006
AUO Corp. (A)	810,837	338,765
Caliway Biopharmaceuticals Company, Ltd., Class C (A)	138,000	904,860
Catcher Technology Company, Ltd.	75,254	462,409
Cathay Financial Holding Company, Ltd.	1,323,213	2,649,716
Chailease Holding Company, Ltd.	211,880	804,107
Chang Hwa Commercial Bank, Ltd.	910,736	570,892
Cheng Shin Rubber Industry Company, Ltd.	247,764	307,001
China Airlines, Ltd.	413,084	285,296
China Steel Corp.	1,604,847	1,052,435
Chunghwa Telecom Company, Ltd.	526,452	2,281,791
Compal Electronics, Inc.	577,838	519,751
CTBC Financial Holding Company, Ltd.	2,312,408	3,101,678
Delta Electronics, Inc.	267,307	6,158,153
E Ink Holdings, Inc.	118,205	1,008,583
E.Sun Financial Holding Company, Ltd.	1,994,540	2,176,833
Eclat Textile Company, Ltd.	26,340	343,325
Elite Material Company, Ltd.	40,086	1,586,678
eMemory Technology, Inc.	9,000	603,251
Eva Airways Corp.	375,296	475,294
Evergreen Marine Corp. Taiwan, Ltd.	147,650	892,373
Far Eastern New Century Corp.	416,138	374,937
Far EasTone Telecommunications Company, Ltd.	242,574	666,614
Feng TAY Enterprise Company, Ltd.	63,878	244,411
First Financial Holding Company, Ltd.	1,582,268	1,464,055
Formosa Chemicals & Fibre Corp.	487,502	477,856
Formosa Plastics Corp.	527,648	670,064
Fortune Electric Company, Ltd.	21,570	451,884
Fubon Financial Holding Company, Ltd.	1,142,556	3,121,737
Gigabyte Technology Company, Ltd.	72,983	656,220
Global Unichip Corp.	12,000	517,514
Globalwafers Company, Ltd.	36,000	435,450
Hon Hai Precision Industry Company, Ltd.	1,720,902	11,361,307
Hotai Motor Company, Ltd.	41,928	751,997
Hua Nan Financial Holdings Company, Ltd.	1,229,385	1,119,739
Innolux Corp.	1,045,529	477,398
International Games System Company, Ltd.	31,000	772,721
Inventec Corp.	371,187	496,470
Jentech Precision Industrial Company, Ltd.	11,000	745,351
KGI Financial Holding Company, Ltd.	2,298,130	1,141,093
King Slide Works Company, Ltd.	8,000	784,204
Largan Precision Company, Ltd.	14,000	1,094,513
Lite-On Technology Corp.	289,987	1,226,775
Lotes Company, Ltd.	12,000	564,156
MediaTek, Inc.	209,705	9,318,453
Mega Financial Holding Company, Ltd.	1,638,858	2,142,734
Micro-Star International Company, Ltd.	96,608	424,367
Nan Ya Plastics Corp.	709,288	998,382
Nien Made Enterprise Company, Ltd.	24,000	337,836
Novatek Microelectronics Corp.	80,146	1,135,864
Pegatron Corp.	277,525	634,821
PharmaEssentia Corp.	37,000	598,399
President Chain Store Corp.	76,037	631,764
Quanta Computer, Inc.	372,187	3,169,318
Realtek Semiconductor Corp.	66,820	1,160,934
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
SinoPac Financial Holdings Company, Ltd.	1,542,528	$1,177,172
Synnex Technology International Corp.	169,672	363,986
Taishin Financial Holding Company, Ltd.	2,913,279	1,544,537
Taiwan Business Bank	991,393	488,301
Taiwan Cooperative Financial Holding Company, Ltd.	1,477,025	1,143,268
Taiwan High Speed Rail Corp.	240,384	216,727
Taiwan Mobile Company, Ltd.	239,547	833,302
Taiwan Semiconductor Manufacturing Company, Ltd.	3,389,505	126,941,621
TCC Group Holdings Company, Ltd.	939,855	688,413
The Shanghai Commercial & Savings Bank, Ltd.	529,480	708,636
Unimicron Technology Corp.	178,890	834,849
Uni-President Enterprises Corp.	666,202	1,681,855
United Microelectronics Corp.	1,554,516	2,045,249
Vanguard International Semiconductor Corp.	151,776	450,635
Voltronic Power Technology Corp.	10,000	321,319
Wan Hai Lines, Ltd.	95,113	256,793
Wistron Corp.	410,296	1,504,839
Wiwynn Corp.	15,000	1,439,665
WPG Holdings, Ltd.	222,044	484,078
Yageo Corp.	226,900	1,027,474
Yang Ming Marine Transport Corp.	239,520	450,340
Yuanta Financial Holding Company, Ltd.	1,483,433	1,570,312
Zhen Ding Technology Holding, Ltd.	92,499	590,193
		234,830,976
Thailand - 0.3%
Advanced Info Service PCL, NVDR	145,191	1,320,273
Airports of Thailand PCL, NVDR	590,367	657,379
Bangkok Dusit Medical Services PCL, NVDR	1,546,555	988,646
Bumrungrad Hospital PCL, NVDR	81,679	448,567
Central Pattana PCL, NVDR	280,986	447,489
Charoen Pokphand Foods PCL, NVDR	537,672	363,761
CP ALL PCL, NVDR	753,840	1,025,498
CP AXTRA PCL, NVDR	281,972	156,098
Delta Electronics Thailand PCL, NVDR	433,769	2,007,771
Gulf Development PCL, NVDR (A)	623,509	904,552
Kasikornbank PCL, NVDR	83,765	435,713
Krung Thai Bank PCL, NVDR	497,756	378,549
Minor International PCL, NVDR	464,829	336,222
PTT Exploration & Production PCL, NVDR	188,592	652,179
PTT PCL, NVDR	1,390,210	1,331,109
SCB X PCL, NVDR	114,295	453,530
The Siam Cement PCL, NVDR	108,798	724,209
TMBThanachart Bank PCL, NVDR	3,495,200	205,252
True Corp. PCL, NVDR (A)	1,437,700	506,959
		13,343,756
Turkey - 0.1%
Akbank TAS	422,793	701,864
Aselsan Elektronik Sanayi Ve Ticaret AS	183,850	819,384
BIM Birlesik Magazalar AS	61,456	791,839
Eregli Demir ve Celik Fabrikalari TAS	486,043	352,943
Ford Otomotiv Sanayi AS	91,737	249,314
Haci Omer Sabanci Holding AS	154,891	354,881
KOC Holding AS	101,546	452,702
Pegasus Hava Tasimaciligi AS (A)	1	5
Turk Hava Yollari AO (A)	78,007	635,403
Turkcell Iletisim Hizmetleri AS	168,813	389,195
Turkiye Is Bankasi AS, Class C	1,193,652	436,963

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Turkiye Petrol Rafinerileri AS	127,710	$534,724
Yapi ve Kredi Bankasi AS (A)	454,487	363,449
		6,082,666
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	407,080	1,677,238
Abu Dhabi Islamic Bank PJSC	197,820	1,148,682
Abu Dhabi National Oil Company for Distribution PJSC	412,597	422,353
ADNOC Drilling Company PJSC	441,150	661,590
Adnoc Gas PLC	861,388	780,339
Aldar Properties PJSC	535,768	1,401,360
Americana Restaurants International PLC	413,721	218,506
Dubai Electricity & Water Authority PJSC	838,570	627,704
Dubai Islamic Bank PJSC	393,423	1,035,239
Emaar Development PJSC	138,959	557,283
Emaar Properties PJSC	917,319	3,596,151
Emirates NBD Bank PJSC	260,039	1,787,635
Emirates Telecommunications Group Company PJSC	481,885	2,372,553
First Abu Dhabi Bank PJSC	613,869	2,772,639
Multiply Group PJSC (A)	462,671	378,675
NMC Health PLC (A)(D)	5,577	0
Salik Company PJSC	250,041	449,182
		19,887,129
United Kingdom - 8.4%
3i Group PLC	131,913	7,166,704
Admiral Group PLC	35,280	1,728,847
Anglo American PLC	151,171	4,655,324
AngloGold Ashanti PLC	71,480	4,022,576
Ashtead Group PLC	57,990	4,272,613
Associated British Foods PLC	43,681	1,276,526
AstraZeneca PLC	209,791	33,443,871
Auto Trader Group PLC (C)	115,294	1,252,030
Aviva PLC	427,491	3,764,485
BAE Systems PLC	407,987	9,669,690
Barclays PLC	1,917,800	9,344,812
Barratt Redrow PLC	184,897	898,893
BP PLC	2,139,934	12,517,865
British American Tobacco PLC	281,748	15,999,878
BT Group PLC	808,852	2,368,162
Bunzl PLC	44,590	1,507,008
Centrica PLC	653,351	1,420,726
Coca-Cola Europacific Partners PLC	33,064	2,938,067
Compass Group PLC	229,182	7,789,411
Diageo PLC	301,561	8,363,486
Entain PLC	82,383	978,441
GSK PLC	553,012	10,927,623
Haleon PLC	1,217,120	5,989,772
Halma PLC	51,241	2,278,045
Hikma Pharmaceuticals PLC	22,733	549,185
HSBC Holdings PLC	2,363,359	30,254,417
Imperial Brands PLC	104,146	4,398,389
Informa PLC	177,666	2,092,826
InterContinental Hotels Group PLC	20,018	2,430,013
International Consolidated Airlines Group SA	217,629	1,125,171
Intertek Group PLC	21,483	1,362,612
J Sainsbury PLC	229,394	928,247
JD Sports Fashion PLC	346,881	450,266
Kingfisher PLC	237,807	828,311
Land Securities Group PLC	94,649	709,372
Legal & General Group PLC	799,352	2,675,359
Lloyds Banking Group PLC	8,112,413	8,702,499
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	64,465	$7,989,384
M&G PLC	305,175	1,093,155
Marks & Spencer Group PLC	275,654	1,287,441
Melrose Industries PLC	173,564	1,378,281
Metlen Energy & Metals PLC (A)	16,868	1,081,421
Mondi PLC	60,632	853,540
National Grid PLC	662,664	9,307,881
NatWest Group PLC	1,095,262	7,559,690
Next PLC	15,640	2,527,401
Pearson PLC	79,579	1,157,229
Phoenix Group Holdings PLC	96,762	891,255
Reckitt Benckiser Group PLC	91,775	6,861,814
RELX PLC	248,107	11,589,045
Rentokil Initial PLC	341,412	1,688,048
Rio Tinto PLC	152,778	9,550,482
Rolls-Royce Holdings PLC	1,143,295	16,486,788
Schroders PLC	105,377	541,374
Segro PLC	174,127	1,477,667
Severn Trent PLC	35,645	1,245,151
Shell PLC	796,372	29,322,054
Smith & Nephew PLC	111,777	2,096,565
Smiths Group PLC	44,935	1,430,761
Spirax Group PLC	10,049	990,736
SSE PLC	149,333	3,489,680
Standard Chartered PLC	267,491	5,012,160
Tesco PLC	884,613	5,056,516
The Sage Group PLC	130,297	1,911,355
Unilever PLC	331,476	20,911,291
United Utilities Group PLC	90,651	1,408,366
Vodafone Group PLC	2,636,774	3,157,354
Whitbread PLC	23,439	997,882
Wise PLC, Class A (A)	90,039	1,282,698
WPP PLC	148,606	788,005
		373,503,992
United States - 0.4%
Amrize, Ltd. (A)	70,070	3,655,217
BeOne Medicines, Ltd., H Shares (A)	122,412	2,912,057
Brookfield Asset Management, Ltd., Class A (B)	59,171	3,560,988
Brookfield Renewable Corp. (B)	19,754	665,826
Flutter Entertainment PLC (A)	102	31,316
JBS NV, Class A (A)	51,800	839,678
Legend Biotech Corp., ADR (A)	10,683	371,021
RB Global, Inc.	25,694	2,943,112
Southern Copper Corp.	14,302	1,374,285
		16,353,500
TOTAL COMMON STOCKS (Cost $3,330,659,912)		$4,200,084,713
PREFERRED SECURITIES - 0.7%
Brazil - 0.4%
Banco Bradesco SA	778,187	2,415,575
Centrais Eletricas Brasileiras SA, B Shares	33,300	293,087
Cia Energetica de Minas Gerais	245,702	503,472
Companhia Paranaense de Energia, B Shares	153,300	339,859
Gerdau SA	193,234	593,760
Itau Unibanco Holding SA	761,140	5,403,373
Itausa SA	833,606	1,725,068
Petroleo Brasileiro SA	677,700	3,887,321
		15,161,515
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares (A)	19,932	909,045

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Colombia - 0.0%
Grupo Cibest SA	60,149	$753,126
Germany - 0.2%
Bayerische Motoren Werke AG	7,646	732,086
Dr. Ing. h.c. F. Porsche AG (B)(C)	16,312	865,235
Henkel AG & Company KGaA	25,025	2,112,376
Porsche Automobil Holding SE	21,373	910,671
Sartorius AG	3,772	876,237
Volkswagen AG	29,520	3,439,909
		8,936,514
India - 0.0%
TVS Motor Company, Ltd., 6.000% (A)(D)	117,772	13,349
South Korea - 0.1%
Hyundai Motor Company	3,241	383,158
Hyundai Motor Company, 2nd Preferred Shares	5,028	612,731
Samsung Electronics Company, Ltd.	114,767	4,659,758
		5,655,647
TOTAL PREFERRED SECURITIES (Cost $31,030,642)		$31,429,196
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	63
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (A)	88,680	22,249
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (A)	65,920	24,652
TOTAL WARRANTS (Cost $0)		$46,964
RIGHTS - 0.0%
Telecom Italia SpA (Expiration Date: 9-15-25; Strike Price: EUR 0.29) (A)	1,882,233	24
TOTAL RIGHTS (Cost $0)		$24
SHORT-TERM INVESTMENTS - 6.3%
U.S. Government - 5.0%
U.S. Treasury Bill
4.236%, 09/25/2025 *	$31,500,000	$31,414,746
4.238%, 09/18/2025 *	70,000,000	69,867,622
4.241%, 09/04/2025 *	7,500,000	7,498,235
4.253%, 09/16/2025 *	90,000,000	89,850,707
4.256%, 09/09/2025 *	2,000,000	1,998,347
4.278%, 09/23/2025 *	20,300,000	20,249,661
		220,879,318
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency - 0.6%
Federal Home Loan Bank Discount Note 4.150%, 09/02/2025 *	$28,400,000	$28,386,747
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.1996% (E)(F)	3,275,947	32,769,630
TOTAL SHORT-TERM INVESTMENTS (Cost $282,016,831)		$282,035,695
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,643,707,385) - 101.5%		$4,513,596,592
Other assets and liabilities, net - (1.5%)		(67,856,177)
TOTAL NET ASSETS - 100.0%		$4,445,740,415
Currency Abbreviations
EUR	Euro
MYR	Malaysian Ringgit
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-25.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 8-31-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	197	Long	Sep 2025	$14,444,156	$14,354,405	$(89,751)
Mini MSCI EAFE Index Futures	938	Long	Sep 2025	123,619,069	127,596,139	3,977,070
Mini MSCI Emerging Markets Index Futures	932	Long	Sep 2025	55,766,019	58,939,680	3,173,661
S&P/TSX 60 Index Futures	63	Long	Sep 2025	14,568,506	15,557,447	988,941
						$8,049,921

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Communication services – 1.1%
Interactive media and services – 1.1%
Pinterest, Inc., Class A (A)	411,403	$15,069,692
Consumer discretionary – 6.7%
Broadline retail – 0.5%
eBay, Inc.	81,600	7,393,776
Hotels, restaurants and leisure – 1.0%
Aramark	167,846	6,564,457
Compass Group PLC	196,124	6,665,804
		13,230,261
Household durables – 1.6%
Installed Building Products, Inc.	37,201	9,739,966
PulteGroup, Inc.	87,433	11,542,905
		21,282,871
Specialty retail – 2.1%
Advance Auto Parts, Inc.	324,315	19,779,972
Burlington Stores, Inc. (A)	26,268	7,635,582
		27,415,554
Textiles, apparel and luxury goods – 1.5%
Ralph Lauren Corp.	37,226	11,053,516
VF Corp.	586,572	8,874,834
		19,928,350
		89,250,812
Consumer staples – 3.7%
Food products – 2.3%
Flowers Foods, Inc.	335,623	5,047,770
Lamb Weston Holdings, Inc.	349,216	20,090,396
Tyson Foods, Inc., Class A	92,992	5,280,086
		30,418,252
Personal care products – 1.4%
Kenvue, Inc.	881,868	18,263,486
		48,681,738
Energy – 7.1%
Energy equipment and services – 2.0%
Baker Hughes Company	114,315	5,189,901
TechnipFMC PLC	270,562	9,945,859
Tidewater, Inc. (A)	178,488	10,744,978
		25,880,738
Oil, gas and consumable fuels – 5.1%
Expand Energy Corp.	122,773	11,881,971
Marathon Petroleum Corp.	70,971	12,754,198
Ovintiv, Inc.	102,100	4,300,452
Permian Resources Corp.	541,300	7,735,177
Phillips 66	106,200	14,186,196
South Bow Corp.	243,544	6,749,397
Viper Energy, Inc., Class A	259,865	10,354,321
		67,961,712
		93,842,450
Financials – 21.0%
Banks – 5.3%
Fifth Third Bancorp	350,390	16,037,350
KeyCorp	597,418	11,566,012
Popular, Inc.	137,022	17,215,444
Webster Financial Corp.	173,612	10,802,139
Western Alliance Bancorp	165,207	14,794,287
		70,415,232
Capital markets – 2.8%
Lazard, Inc.	358,288	20,479,742
Main Street Capital Corp. (B)	145,753	9,661,966
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
StepStone Group, Inc., Class A	107,977	$6,701,053
		36,842,761
Consumer finance – 0.8%
OneMain Holdings, Inc.	131,194	8,115,661
SLM Corp.	101,400	3,171,792
		11,287,453
Financial services – 4.7%
Corebridge Financial, Inc.	372,172	12,940,420
Corpay, Inc. (A)	55,198	17,976,333
Edenred SE	249,290	7,211,287
Marqeta, Inc., Class A (A)	1,739,466	11,071,701
Voya Financial, Inc.	177,203	13,306,173
		62,505,914
Insurance – 6.6%
Assurant, Inc.	53,795	11,598,740
Horace Mann Educators Corp.	126,208	5,803,044
Lincoln National Corp.	249,400	10,706,742
RenaissanceRe Holdings, Ltd.	90,785	22,059,847
The Allstate Corp.	54,866	11,162,488
The Hanover Insurance Group, Inc.	75,988	13,182,398
Willis Towers Watson PLC	40,124	13,112,122
		87,625,381
Mortgage real estate investment trusts – 0.8%
Annaly Capital Management, Inc.	477,851	10,125,663
		278,802,404
Health care – 10.3%
Biotechnology – 1.8%
Alkermes PLC (A)	384,880	11,149,974
Neurocrine Biosciences, Inc. (A)	90,760	12,670,096
		23,820,070
Health care equipment and supplies – 3.8%
Baxter International, Inc.	543,898	13,428,842
The Cooper Companies, Inc. (A)	161,800	10,904,511
Zimmer Biomet Holdings, Inc.	241,939	25,669,724
		50,003,077
Health care providers and services – 2.4%
Centene Corp. (A)	139,600	4,053,984
Concentra Group Holdings Parent, Inc.	653,672	15,557,394
Molina Healthcare, Inc. (A)	19,500	3,526,185
Select Medical Holdings Corp.	738,392	9,606,480
		32,744,043
Pharmaceuticals – 2.3%
Perrigo Company PLC	794,456	18,860,385
Viatris, Inc.	1,118,312	11,798,192
		30,658,577
		137,225,767
Industrials – 16.2%
Aerospace and defense – 3.1%
Hexcel Corp.	156,906	9,908,614
L3Harris Technologies, Inc.	47,069	13,067,296
StandardAero, Inc. (A)	446,399	11,825,110

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Textron, Inc.	85,238	$6,832,678
		41,633,698
Construction and engineering – 1.5%
API Group Corp. (A)	547,455	19,533,194
Electrical equipment – 1.0%
Sensata Technologies Holding PLC	427,222	13,901,804
Ground transportation – 0.9%
Saia, Inc. (A)	39,917	11,833,794
Machinery – 4.9%
AGCO Corp.	102,866	11,129,073
Esab Corp.	92,959	10,724,680
Fortive Corp.	217,181	10,394,283
JBT Marel Corp.	39,500	5,659,955
The Middleby Corp. (A)	117,486	16,077,959
Xylem, Inc.	75,560	10,696,274
		64,682,224
Passenger airlines – 1.0%
Southwest Airlines Company	403,660	13,280,414
Professional services – 3.1%
Booz Allen Hamilton Holding Corp.	25,900	2,815,848
Dayforce, Inc. (A)	93,410	6,517,216
First Advantage Corp. (A)	556,060	9,097,142
SS&C Technologies Holdings, Inc.	131,342	11,644,782
Verra Mobility Corp. (A)	424,690	10,553,547
		40,628,535
Trading companies and distributors – 0.7%
SiteOne Landscape Supply, Inc. (A)	68,296	9,782,719
		215,276,382
Information technology – 12.9%
Electronic equipment, instruments and components – 5.7%
Belden, Inc.	42,325	5,510,715
CDW Corp.	41,168	6,782,840
Corning, Inc.	406,070	27,218,872
Keysight Technologies, Inc. (A)	130,430	21,316,175
TE Connectivity PLC	73,236	15,123,234
		75,951,836
IT services – 0.9%
GoDaddy, Inc., Class A (A)	78,279	11,609,558
Semiconductors and semiconductor equipment – 2.4%
MKS, Inc.	180,768	18,680,565
Rambus, Inc. (A)	75,607	5,577,528
Teradyne, Inc.	63,400	7,496,416
		31,754,509
Software – 2.4%
CCC Intelligent Solutions Holdings, Inc. (A)	951,080	9,415,692
Clearwater Analytics Holdings, Inc., Class A (A)	235,606	4,869,976
DocuSign, Inc. (A)	183,456	14,063,737
Gitlab, Inc., Class A (A)	54,300	2,607,486
		30,956,891
Technology hardware, storage and peripherals – 1.5%
Sandisk Corp. (A)	217,536	11,414,114
Western Digital Corp.	109,049	8,760,997
		20,175,111
		170,447,905
Materials – 6.3%
Chemicals – 1.5%
DuPont de Nemours, Inc.	141,069	10,851,027
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Westlake Corp.	107,500	$9,440,650
		20,291,677
Construction materials – 0.6%
Knife River Corp. (A)	100,751	8,160,831
Containers and packaging – 1.5%
International Paper Company	382,714	19,013,232
Metals and mining – 2.0%
Franco-Nevada Corp.	68,599	12,928,590
Freeport-McMoRan, Inc.	191,353	8,496,073
OR Royalties, Inc.	152,100	4,887,445
		26,312,108
Paper and forest products – 0.7%
Stora Enso OYJ, R Shares	792,153	9,253,342
		83,031,190
Real estate – 7.3%
Health care REITs – 0.6%
Healthcare Realty Trust, Inc.	469,474	8,159,458
Industrial REITs – 0.8%
Rexford Industrial Realty, Inc.	239,781	9,929,331
Office REITs – 0.6%
Vornado Realty Trust	226,194	8,602,158
Real estate management and development – 0.7%
Jones Lang LaSalle, Inc. (A)	28,900	8,830,973
Residential REITs – 2.9%
Apartment Investment and Management Company, Class A	858,245	6,720,058
Equity Residential	193,227	12,776,169
Sun Communities, Inc.	153,250	19,442,828
		38,939,055
Retail REITs – 1.0%
Regency Centers Corp.	179,032	12,979,820
Specialized REITs – 0.7%
Rayonier, Inc.	132,112	3,471,903
Weyerhaeuser Company	212,895	5,507,594
		8,979,497
		96,420,292
Utilities – 6.3%
Electric utilities – 2.1%
FirstEnergy Corp.	332,885	14,520,444
PG&E Corp.	897,812	13,718,567
		28,239,011
Multi-utilities – 4.2%
Ameren Corp.	167,943	16,757,353
CenterPoint Energy, Inc.	305,681	11,527,231
Consolidated Edison, Inc.	109,627	10,768,660
Dominion Energy, Inc.	277,251	16,607,335
		55,660,579
		83,899,590
TOTAL COMMON STOCKS (Cost $1,035,183,404)		$1,311,948,222
CONVERTIBLE BONDS - 0.3%
Information technology - 0.3%
Wolfspeed, Inc.
0.250%, 02/15/2028 (C)	$2,313,000	821,115
1.875%, 12/01/2029 (C)	8,093,000	2,893,248
		3,714,363
TOTAL CONVERTIBLE BONDS (Cost $6,612,652)		$3,714,363

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 4.1996% (D)(E)	968,573	$9,688,735
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2243% (D)	6,714	6,714
T. Rowe Price Government Reserve Fund, 4.3534% (D)	6,818,410	6,818,410
TOTAL SHORT-TERM INVESTMENTS (Cost $16,512,406)		$16,513,859
Total Investments (Mid Value Fund) (Cost $1,058,308,462) – 100.4%		$1,332,176,444
Other assets and liabilities, net – (0.4%)		(5,626,629)
TOTAL NET ASSETS – 100.0%		$1,326,549,815
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-25.
(C)	Non-income producing - Issuer is in default.
(D)	The rate shown is the annualized seven-day yield as of 8-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Communication services – 10.4%
Diversified telecommunication services – 0.8%
AT&T, Inc.	667,895	$19,562,645
Verizon Communications, Inc.	391,329	17,308,482
		36,871,127
Entertainment – 1.6%
Electronic Arts, Inc.	21,180	3,641,901
Live Nation Entertainment, Inc. (A)	14,627	2,435,249
Netflix, Inc. (A)	39,500	47,725,875
Take-Two Interactive Software, Inc. (A)	15,725	3,668,171
The Walt Disney Company	166,867	19,753,715
TKO Group Holdings, Inc.	6,221	1,179,253
Warner Brothers Discovery, Inc. (A)	208,682	2,429,058
		80,833,222
Interactive media and services – 7.3%
Alphabet, Inc., Class A	540,183	115,010,363
Alphabet, Inc., Class C	435,672	93,029,042
Match Group, Inc. (A)	22,761	849,896
Meta Platforms, Inc., Class A	201,525	148,866,518
		357,755,819
Media – 0.5%
Charter Communications, Inc., Class A (A)	8,858	2,352,508
Comcast Corp., Class A	345,685	11,742,919
Fox Corp., Class A	19,865	1,185,941
Fox Corp., Class B	12,244	667,910
News Corp., Class A	35,011	1,029,674
News Corp., Class B	10,345	350,385
Omnicom Group, Inc.	18,109	1,418,478
Paramount Skydance Corp., Class B (A)(B)	29,320	431,004
The Interpublic Group of Companies, Inc.	34,316	921,041
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The Trade Desk, Inc., Class A (A)	41,595	$2,273,583
		22,373,443
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	44,264	11,154,085
		508,987,696
Consumer discretionary – 10.1%
Automobile components – 0.0%
Aptiv PLC (A)	18,765	1,492,380
Automobiles – 1.8%
Ford Motor Company	336,605	3,961,841
General Motors Company	82,859	4,854,709
Tesla, Inc. (A)	241,503	80,630,607
		89,447,157
Broadline retail – 3.9%
Amazon.com, Inc. (A)	814,299	186,474,471
eBay, Inc.	39,731	3,600,026
		190,074,497
Distributors – 0.1%
Genuine Parts Company	11,961	1,666,526
LKQ Corp.	22,248	725,730
Pool Corp.	3,240	1,006,700
		3,398,956
Hotels, restaurants and leisure – 1.9%
Airbnb, Inc., Class A (A)	37,184	4,853,628
Booking Holdings, Inc.	2,804	15,699,736
Caesars Entertainment, Inc. (A)	17,924	479,825
Carnival Corp. (A)	90,487	2,885,630
Chipotle Mexican Grill, Inc. (A)	116,119	4,893,255
Darden Restaurants, Inc.	10,085	2,086,990
Domino's Pizza, Inc.	2,951	1,352,443
DoorDash, Inc., Class A (A)	29,549	7,246,892
Expedia Group, Inc.	10,480	2,251,104
Hilton Worldwide Holdings, Inc.	20,485	5,655,089
Las Vegas Sands Corp.	29,230	1,684,525
Marriott International, Inc., Class A	19,592	5,247,913
McDonald's Corp.	61,623	19,321,275
MGM Resorts International (A)	17,824	707,435
Norwegian Cruise Line Holdings, Ltd. (A)	38,506	956,489
Royal Caribbean Cruises, Ltd.	21,531	7,820,490
Starbucks Corp.	97,938	8,637,152
Wynn Resorts, Ltd.	7,584	961,272
Yum! Brands, Inc.	23,956	3,520,813
		96,261,956
Household durables – 0.3%
D.R. Horton, Inc.	23,826	4,038,030
Garmin, Ltd.	13,275	3,210,161
Hamilton Beach Brands Holding Company, Class B	294	4,334
Lennar Corp., Class A	20,010	2,664,131
Mohawk Industries, Inc. (A)	4,473	593,522
NVR, Inc. (A)	252	2,045,648
PulteGroup, Inc.	17,273	2,280,381
		14,836,207
Leisure products – 0.0%
Hasbro, Inc.	11,353	921,523
Specialty retail – 1.8%
AutoZone, Inc. (A)	1,442	6,054,280
Best Buy Company, Inc.	16,602	1,222,571
CarMax, Inc. (A)	13,128	805,403
Lowe's Companies, Inc.	48,237	12,448,040
O'Reilly Automotive, Inc. (A)	73,671	7,638,209
Ross Stores, Inc.	28,339	4,170,367

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Home Depot, Inc.	85,659	$34,843,511
The TJX Companies, Inc.	96,222	13,144,887
Tractor Supply Company	45,694	2,822,061
Ulta Beauty, Inc. (A)	3,891	1,917,212
Williams-Sonoma, Inc.	10,595	1,993,873
		87,060,414
Textiles, apparel and luxury goods – 0.3%
Deckers Outdoor Corp. (A)	13,080	1,564,760
Lululemon Athletica, Inc. (A)	9,526	1,926,157
NIKE, Inc., Class B	101,531	7,855,453
Ralph Lauren Corp.	3,437	1,020,548
Tapestry, Inc.	17,899	1,822,476
		14,189,394
		497,682,484
Consumer staples – 4.6%
Beverages – 1.0%
Brown-Forman Corp., Class B	14,255	426,795
Constellation Brands, Inc., Class A	11,980	1,940,041
Keurig Dr. Pepper, Inc.	106,291	3,092,005
Molson Coors Beverage Company, Class B	13,408	676,970
Monster Beverage Corp. (A)	54,953	3,429,617
PepsiCo, Inc.	107,300	15,950,145
The Coca-Cola Company	303,145	20,913,974
		46,429,547
Consumer staples distribution and retail – 1.6%
Costco Wholesale Corp.	34,723	32,754,900
Dollar General Corp.	17,214	1,872,195
Dollar Tree, Inc. (A)	15,460	1,687,768
Sysco Corp.	37,937	3,052,790
Target Corp.	35,558	3,412,857
The Kroger Company	47,941	3,252,317
Walmart, Inc.	338,117	32,790,587
		78,823,414
Food products – 0.5%
Archer-Daniels-Midland Company	37,601	2,355,327
Bunge Global SA	10,519	885,910
Conagra Brands, Inc.	37,359	714,678
General Mills, Inc.	42,856	2,114,086
Hormel Foods Corp.	22,809	580,261
Kellanova	21,041	1,672,760
Lamb Weston Holdings, Inc.	11,044	635,361
McCormick & Company, Inc.	19,775	1,391,567
Mondelez International, Inc., Class A	101,332	6,225,838
The Campbell's Company	15,403	491,818
The Hershey Company	11,582	2,128,193
The J.M. Smucker Company	8,329	920,438
The Kraft Heinz Company	67,617	1,891,247
Tyson Foods, Inc., Class A	22,400	1,271,872
		23,279,356
Household products – 0.8%
Church & Dwight Company, Inc.	19,275	1,795,659
Colgate-Palmolive Company	63,424	5,332,056
Kimberly-Clark Corp.	25,969	3,353,637
The Clorox Company	9,646	1,140,157
The Procter & Gamble Company	183,483	28,814,170
		40,435,679
Personal care products – 0.1%
Kenvue, Inc.	150,252	3,111,719
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
The Estee Lauder Companies, Inc., Class A	18,330	$1,681,411
		4,793,130
Tobacco – 0.6%
Altria Group, Inc.	131,824	8,859,891
Philip Morris International, Inc.	121,812	20,358,440
		29,218,331
		222,979,457
Energy – 2.9%
Energy equipment and services – 0.2%
Baker Hughes Company	85,324	3,873,710
Halliburton Company	74,040	1,682,929
Schlumberger, Ltd.	129,257	4,761,828
		10,318,467
Oil, gas and consumable fuels – 2.7%
APA Corp.	31,076	721,585
Chevron Corp.	165,147	26,522,608
ConocoPhillips	108,720	10,760,018
Coterra Energy, Inc.	65,720	1,606,197
Devon Energy Corp.	55,289	1,995,933
Diamondback Energy, Inc.	16,103	2,395,482
EOG Resources, Inc.	47,004	5,867,039
EQT Corp.	51,555	2,672,611
Expand Energy Corp.	18,650	1,804,947
Exxon Mobil Corp.	371,181	42,422,276
Kinder Morgan, Inc.	166,488	4,491,846
Marathon Petroleum Corp.	26,458	4,754,767
Occidental Petroleum Corp.	61,023	2,905,305
ONEOK, Inc.	53,794	4,108,786
Phillips 66	35,089	4,687,189
Targa Resources Corp.	18,682	3,134,092
Texas Pacific Land Corp.	1,623	1,515,038
The Williams Companies, Inc.	105,154	6,086,314
Valero Energy Corp.	26,974	4,100,318
		132,552,351
		142,870,818
Financials – 13.7%
Banks – 3.6%
Bank of America Corp.	574,924	29,171,644
Citigroup, Inc.	163,871	15,825,022
Citizens Financial Group, Inc.	38,047	1,989,097
Fifth Third Bancorp	58,565	2,680,520
Huntington Bancshares, Inc.	127,817	2,276,421
JPMorgan Chase & Co.	243,833	73,496,143
KeyCorp	86,562	1,675,840
M&T Bank Corp.	14,083	2,839,978
Regions Financial Corp.	78,870	2,160,249
The PNC Financial Services Group, Inc.	34,706	7,199,413
Truist Financial Corp.	114,896	5,379,431
U.S. Bancorp	136,698	6,674,963
Wells Fargo & Company	285,516	23,463,705
		174,832,426
Capital markets – 3.4%
Ameriprise Financial, Inc.	8,355	4,301,238
BlackRock, Inc.	12,777	14,401,468
Cboe Global Markets, Inc.	9,186	2,167,437
CME Group, Inc.	31,617	8,426,247
Coinbase Global, Inc., Class A (A)	18,548	5,648,608
FactSet Research Systems, Inc.	3,329	1,242,782
Franklin Resources, Inc.	27,202	698,003
Interactive Brokers Group, Inc., Class A	40,896	2,545,367
Intercontinental Exchange, Inc.	50,328	8,887,925

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Invesco, Ltd.	39,265	$859,511
KKR & Company, Inc.	59,389	8,284,172
MarketAxess Holdings, Inc.	3,290	604,834
Moody's Corp.	13,574	6,919,482
Morgan Stanley	108,385	16,309,775
MSCI, Inc.	6,788	3,853,683
Nasdaq, Inc.	36,268	3,436,030
Northern Trust Corp.	17,068	2,240,687
Raymond James Financial, Inc.	15,931	2,699,349
S&P Global, Inc.	27,541	15,104,586
State Street Corp.	25,021	2,876,664
T. Rowe Price Group, Inc.	19,329	2,080,187
The Bank of New York Mellon Corp.	62,770	6,628,512
The Blackstone Group, Inc.	64,018	10,972,685
The Charles Schwab Corp.	149,853	14,361,912
The Goldman Sachs Group, Inc.	26,921	20,062,875
		165,614,019
Consumer finance – 0.6%
American Express Company	48,560	16,086,957
Capital One Financial Corp.	56,119	12,751,359
Synchrony Financial	33,398	2,549,603
		31,387,919
Financial services – 4.2%
Apollo Global Management, Inc.	39,590	5,393,346
Berkshire Hathaway, Inc., Class B (A)	160,888	80,923,446
Block, Inc. (A)	48,754	3,882,769
Corpay, Inc. (A)	6,184	2,013,943
Fidelity National Information Services, Inc.	46,097	3,218,032
Fiserv, Inc. (A)	48,644	6,721,628
Global Payments, Inc.	21,397	1,900,482
Jack Henry & Associates, Inc.	6,389	1,043,068
Mastercard, Inc., Class A	71,167	42,365,003
PayPal Holdings, Inc. (A)	85,327	5,989,102
Visa, Inc., Class A	150,118	52,808,510
		206,259,329
Insurance – 1.9%
Aflac, Inc.	42,691	4,561,960
American International Group, Inc.	50,566	4,112,027
Aon PLC, Class A	18,945	6,952,815
Arch Capital Group, Ltd.	32,746	2,997,241
Arthur J. Gallagher & Company	22,469	6,802,490
Assurant, Inc.	4,448	959,033
Brown & Brown, Inc.	24,591	2,384,097
Chubb, Ltd.	32,697	8,993,964
Cincinnati Financial Corp.	13,713	2,106,317
Erie Indemnity Company, Class A	2,188	775,383
Everest Group, Ltd.	3,732	1,275,896
Globe Life, Inc.	7,242	1,013,518
Loews Corp.	15,270	1,478,136
Marsh & McLennan Companies, Inc.	43,230	8,897,166
MetLife, Inc.	49,474	4,025,205
Principal Financial Group, Inc.	18,095	1,456,828
Prudential Financial, Inc.	31,059	3,405,930
The Allstate Corp.	23,234	4,726,957
The Hartford Insurance Group, Inc.	24,926	3,297,959
The Progressive Corp.	51,433	12,707,037
The Travelers Companies, Inc.	19,878	5,397,076
W.R. Berkley Corp.	26,294	1,885,017
Willis Towers Watson PLC	8,699	2,842,746
		93,054,798
		671,148,491
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 8.3%
Biotechnology – 1.4%
AbbVie, Inc.	144,782	$30,462,133
Amgen, Inc.	44,074	12,680,531
Biogen, Inc. (A)	12,011	1,588,094
Gilead Sciences, Inc.	101,958	11,518,195
Incyte Corp. (A)	13,168	1,114,144
Moderna, Inc. (A)	27,897	672,039
Regeneron Pharmaceuticals, Inc.	8,513	4,943,499
Vertex Pharmaceuticals, Inc. (A)	21,049	8,230,580
		71,209,215
Health care equipment and supplies – 2.0%
Abbott Laboratories	142,605	18,917,979
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	5,586	792,989
Baxter International, Inc.	42,064	1,038,560
Becton, Dickinson and Company	23,493	4,533,679
Boston Scientific Corp. (A)	121,262	12,793,141
DexCom, Inc. (A)	32,140	2,421,428
Edwards Lifesciences Corp. (A)	48,081	3,910,909
GE HealthCare Technologies, Inc.	37,531	2,767,161
Hologic, Inc. (A)	18,266	1,226,014
IDEXX Laboratories, Inc. (A)	6,593	4,266,264
Insulet Corp. (A)	5,770	1,961,108
Intuitive Surgical, Inc. (A)	29,378	13,904,461
Medtronic PLC	105,122	9,756,373
ResMed, Inc.	12,019	3,299,336
Solventum Corp. (A)	12,042	880,150
STERIS PLC	8,054	1,973,713
Stryker Corp.	28,193	11,035,022
The Cooper Companies, Inc. (A)	16,392	1,104,739
Zimmer Biomet Holdings, Inc.	16,214	1,720,305
		98,404,940
Health care providers and services – 1.5%
Cardinal Health, Inc.	19,563	2,910,583
Cencora, Inc.	14,140	4,123,365
Centene Corp. (A)	40,786	1,184,425
CVS Health Corp.	103,686	7,584,631
DaVita, Inc. (A)	3,404	468,935
Elevance Health, Inc.	18,519	5,901,079
HCA Healthcare, Inc.	14,198	5,735,424
Henry Schein, Inc. (A)	9,977	694,200
Humana, Inc.	9,894	3,004,412
Labcorp Holdings, Inc.	6,862	1,907,567
McKesson Corp.	10,256	7,042,180
Molina Healthcare, Inc. (A)	4,443	803,428
Quest Diagnostics, Inc.	9,151	1,662,188
The Cigna Group	21,898	6,588,451
UnitedHealth Group, Inc.	74,354	23,040,074
Universal Health Services, Inc., Class B	4,688	851,247
		73,502,189
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	23,369	2,936,549
Bio-Techne Corp.	12,850	701,996
Charles River Laboratories International, Inc. (A)	4,026	657,486
Danaher Corp.	52,208	10,745,451
IQVIA Holdings, Inc. (A)	13,472	2,570,592
Mettler-Toledo International, Inc. (A)	1,704	2,216,972
Revvity, Inc.	9,662	870,643
Thermo Fisher Scientific, Inc.	30,941	15,245,250
Waters Corp. (A)	4,879	1,472,482

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	5,890	$1,454,536
		38,871,957
Pharmaceuticals – 2.6%
Bristol-Myers Squibb Company	166,805	7,869,860
Eli Lilly & Company	64,475	47,233,096
Johnson & Johnson	197,211	34,939,873
Merck & Company, Inc.	205,815	17,313,158
Pfizer, Inc.	465,994	11,538,011
Viatris, Inc.	96,199	1,014,899
Zoetis, Inc.	36,492	5,707,349
		125,616,246
		407,604,547
Industrials – 8.1%
Aerospace and defense – 2.1%
Axon Enterprise, Inc. (A)	6,374	4,763,226
General Dynamics Corp.	21,710	7,046,415
General Electric Company	91,903	25,291,706
Howmet Aerospace, Inc.	34,790	6,056,939
Huntington Ingalls Industries, Inc.	3,382	915,812
L3Harris Technologies, Inc.	16,111	4,472,736
Lockheed Martin Corp.	17,973	8,189,038
Northrop Grumman Corp.	11,660	6,879,866
RTX Corp.	115,135	18,260,411
Textron, Inc.	15,559	1,247,209
The Boeing Company (A)	64,982	15,249,976
TransDigm Group, Inc.	4,841	6,771,978
		105,145,312
Air freight and logistics – 0.2%
CH Robinson Worldwide, Inc.	10,232	1,316,858
Expeditors International of Washington, Inc.	11,803	1,422,734
FedEx Corp.	18,997	4,389,637
United Parcel Service, Inc., Class B	63,234	5,529,181
		12,658,410
Building products – 0.5%
A.O. Smith Corp.	10,018	714,183
Allegion PLC	7,416	1,259,237
Builders FirstSource, Inc. (A)	9,525	1,320,927
Carrier Global Corp.	68,713	4,480,088
Johnson Controls International PLC	56,712	6,061,946
Lennox International, Inc.	2,752	1,535,231
Masco Corp.	18,179	1,334,157
Trane Technologies PLC	19,220	7,987,832
		24,693,601
Commercial services and supplies – 0.5%
Cintas Corp.	29,579	6,212,477
Copart, Inc. (A)	75,766	3,698,138
Republic Services, Inc.	17,505	4,095,645
Rollins, Inc.	24,225	1,369,682
Veralto Corp.	21,361	2,268,325
Waste Management, Inc.	31,559	7,144,642
		24,788,909
Construction and engineering – 0.1%
Quanta Services, Inc.	12,772	4,827,305
Electrical equipment – 0.9%
AMETEK, Inc.	19,898	3,677,150
Eaton Corp. PLC	33,723	11,774,048
Emerson Electric Company	48,477	6,398,964
GE Vernova, Inc.	23,522	14,418,280
Generac Holdings, Inc. (A)	5,092	943,293
Hubbell, Inc.	4,600	1,982,554
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Rockwell Automation, Inc.	9,714	$3,336,079
		42,530,368
Ground transportation – 0.9%
CSX Corp.	161,897	5,263,271
JB Hunt Transport Services, Inc.	6,754	979,262
Norfolk Southern Corp.	19,429	5,439,731
Old Dominion Freight Line, Inc.	16,027	2,419,596
Uber Technologies, Inc. (A)	180,221	16,895,719
Union Pacific Corp.	51,492	11,512,066
		42,509,645
Industrial conglomerates – 0.4%
3M Company	46,382	7,213,792
Honeywell International, Inc.	55,388	12,157,666
		19,371,458
Machinery – 1.5%
Caterpillar, Inc.	40,533	16,984,948
Cummins, Inc.	11,872	4,730,280
Deere & Company	21,754	10,412,335
Dover Corp.	11,816	2,113,410
Fortive Corp.	29,291	1,401,867
IDEX Corp.	6,511	1,071,060
Illinois Tool Works, Inc.	22,979	6,081,392
Ingersoll Rand, Inc.	34,771	2,761,861
Nordson Corp.	4,659	1,048,694
Otis Worldwide Corp.	34,014	2,938,129
PACCAR, Inc.	45,242	4,523,295
Parker-Hannifin Corp.	11,012	8,361,962
Pentair PLC	14,179	1,524,668
Snap-on, Inc.	4,507	1,465,857
Stanley Black & Decker, Inc.	13,334	990,583
Wabtec Corp.	14,748	2,853,738
Xylem, Inc.	20,972	2,968,796
		72,232,875
Passenger airlines – 0.1%
Delta Air Lines, Inc.	56,273	3,476,546
Southwest Airlines Company	49,112	1,615,785
United Airlines Holdings, Inc. (A)	28,147	2,955,435
		8,047,766
Professional services – 0.6%
Automatic Data Processing, Inc.	34,983	10,636,581
Broadridge Financial Solutions, Inc.	10,123	2,587,641
Dayforce, Inc. (A)	13,779	961,361
Equifax, Inc.	10,704	2,636,395
Jacobs Solutions, Inc.	10,355	1,514,212
Leidos Holdings, Inc.	11,093	2,006,946
Paychex, Inc.	27,627	3,852,723
Paycom Software, Inc.	4,200	954,030
Verisk Analytics, Inc.	12,055	3,232,187
		28,382,076
Trading companies and distributors – 0.3%
Fastenal Company	98,871	4,909,934
United Rentals, Inc.	5,602	5,357,417
W.W. Grainger, Inc.	3,768	3,818,868
		14,086,219
		399,273,944
Information technology – 32.5%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	89,755	12,256,045
Cisco Systems, Inc.	346,587	23,945,696
F5, Inc. (A)	5,003	1,566,639

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	14,541	$6,870,041
		44,638,421
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	105,405	11,474,388
CDW Corp.	11,472	1,890,127
Corning, Inc.	67,153	4,501,266
Jabil, Inc.	9,351	1,915,365
Keysight Technologies, Inc. (A)	15,055	2,460,439
TE Connectivity PLC	25,835	5,334,928
Teledyne Technologies, Inc. (A)	4,081	2,196,272
Trimble, Inc. (A)	20,785	1,679,844
Zebra Technologies Corp., Class A (A)	4,430	1,404,709
		32,857,338
IT services – 0.9%
Accenture PLC, Class A	54,539	14,178,504
Akamai Technologies, Inc. (A)	12,737	1,007,879
Cognizant Technology Solutions Corp., Class A	42,945	3,102,776
EPAM Systems, Inc. (A)	4,935	870,337
Gartner, Inc. (A)	6,705	1,684,229
GoDaddy, Inc., Class A (A)	12,414	1,841,120
IBM Corp.	80,968	19,714,898
VeriSign, Inc.	7,317	2,000,248
		44,399,991
Semiconductors and semiconductor equipment – 12.8%
Advanced Micro Devices, Inc. (A)	141,242	22,970,186
Analog Devices, Inc.	43,209	10,858,854
Applied Materials, Inc.	70,779	11,378,432
Broadcom, Inc.	409,411	121,754,737
Enphase Energy, Inc. (A)	11,429	430,873
First Solar, Inc. (A)	9,343	1,823,660
Intel Corp. (A)	380,022	9,253,536
KLA Corp.	11,520	10,045,440
Lam Research Corp.	111,430	11,159,715
Microchip Technology, Inc.	46,854	3,045,510
Micron Technology, Inc.	97,362	11,587,052
Monolithic Power Systems, Inc.	4,171	3,485,955
NVIDIA Corp.	2,124,639	370,069,621
NXP Semiconductors NV	22,009	5,168,814
ON Semiconductor Corp. (A)	36,405	1,805,324
Qualcomm, Inc.	95,587	15,363,699
Skyworks Solutions, Inc.	13,078	980,065
Teradyne, Inc.	13,976	1,652,522
Texas Instruments, Inc.	79,146	16,025,482
		628,859,477
Software – 10.7%
Adobe, Inc. (A)	37,130	13,244,271
Autodesk, Inc. (A)	18,638	5,865,379
Cadence Design Systems, Inc. (A)	23,787	8,335,678
Crowdstrike Holdings, Inc., Class A (A)	21,699	9,193,866
Datadog, Inc., Class A (A)	27,834	3,804,351
Fair Isaac Corp. (A)	2,120	3,225,877
Fortinet, Inc. (A)	55,347	4,359,683
Gen Digital, Inc.	47,551	1,436,040
Intuit, Inc.	24,355	16,244,785
Microsoft Corp.	647,522	328,092,922
Oracle Corp.	141,696	32,041,716
Palantir Technologies, Inc., Class A (A)	185,224	29,026,453
Palo Alto Networks, Inc. (A)	57,682	10,989,575
PTC, Inc. (A)	10,449	2,230,862
Roper Technologies, Inc.	9,366	4,929,419
Salesforce, Inc.	83,588	21,419,425
ServiceNow, Inc. (A)	18,033	16,544,556
Synopsys, Inc. (A)	16,111	9,723,311
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (A)	3,757	$2,114,740
Workday, Inc., Class A (A)	18,873	4,356,266
		527,179,175
Technology hardware, storage and peripherals – 6.5%
Apple, Inc.	1,301,088	302,034,569
Dell Technologies, Inc., Class C	26,099	3,187,993
Hewlett Packard Enterprise Company	114,410	2,582,234
HP, Inc.	82,129	2,343,962
NetApp, Inc.	17,721	1,998,752
Seagate Technology Holdings PLC	18,488	3,094,891
Super Micro Computer, Inc. (A)	44,714	1,857,420
Western Digital Corp.	30,394	2,441,854
		319,541,675
		1,597,476,077
Materials – 1.7%
Chemicals – 1.1%
Air Products & Chemicals, Inc.	17,567	5,166,630
Albemarle Corp.	9,289	788,822
CF Industries Holdings, Inc.	12,789	1,107,911
Corteva, Inc.	53,850	3,995,132
Dow, Inc.	55,799	1,374,329
DuPont de Nemours, Inc.	33,035	2,541,052
Eastman Chemical Company	9,114	641,079
Ecolab, Inc.	19,919	5,518,360
International Flavors & Fragrances, Inc.	20,192	1,363,162
Linde PLC	37,159	17,772,778
LyondellBasell Industries NV, Class A	20,298	1,143,792
PPG Industries, Inc.	17,919	1,993,130
The Mosaic Company	25,041	836,369
The Sherwin-Williams Company	18,200	6,658,106
		50,900,652
Construction materials – 0.1%
Martin Marietta Materials, Inc.	4,760	2,934,064
Vulcan Materials Company	10,429	3,036,508
		5,970,572
Containers and packaging – 0.2%
Amcor PLC	180,884	1,561,029
Avery Dennison Corp.	6,171	1,059,252
Ball Corp.	21,899	1,152,763
International Paper Company	41,672	2,070,265
Packaging Corp. of America	7,053	1,537,272
Smurfit WestRock PLC	39,148	1,854,049
		9,234,630
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	113,371	5,033,672
Newmont Corp.	87,859	6,536,710
Nucor Corp.	18,216	2,709,266
Steel Dynamics, Inc.	10,899	1,426,897
		15,706,545
		81,812,399
Real estate – 1.7%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	11,841	976,172
Healthpeak Properties, Inc.	53,427	958,480
Ventas, Inc.	34,708	2,362,921

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Welltower, Inc.	47,778	$8,040,082
		12,337,655
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	53,351	918,171
Industrial REITs – 0.2%
Prologis, Inc.	71,362	8,119,568
Office REITs – 0.0%
BXP, Inc.	11,202	812,257
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	22,584	3,661,318
CoStar Group, Inc. (A)	32,445	2,903,503
		6,564,821
Residential REITs – 0.2%
AvalonBay Communities, Inc.	10,936	2,141,816
Camden Property Trust	8,217	920,140
Equity Residential	26,297	1,738,758
Essex Property Trust, Inc.	4,952	1,338,080
Invitation Homes, Inc.	43,840	1,371,754
Mid-America Apartment Communities, Inc.	9,003	1,312,817
UDR, Inc.	23,185	917,430
		9,740,795
Retail REITs – 0.2%
Federal Realty Investment Trust	5,971	600,384
Kimco Realty Corp.	52,017	1,169,862
Realty Income Corp.	69,452	4,081,000
Regency Centers Corp.	12,565	910,963
Simon Property Group, Inc.	23,597	4,263,034
		11,025,243
Specialized REITs – 0.7%
American Tower Corp.	36,003	7,339,212
Crown Castle, Inc.	33,489	3,320,099
Digital Realty Trust, Inc.	24,348	4,081,699
Equinix, Inc.	7,523	5,914,507
Extra Space Storage, Inc.	16,320	2,343,226
Iron Mountain, Inc.	22,691	2,095,060
Public Storage	12,143	3,577,206
SBA Communications Corp.	8,264	1,692,880
VICI Properties, Inc.	81,265	2,745,132
Weyerhaeuser Company	55,778	1,442,977
		34,551,998
		84,070,508
Utilities – 2.2%
Electric utilities – 1.4%
Alliant Energy Corp.	21,244	1,382,347
American Electric Power Company, Inc.	44,179	4,904,753
Constellation Energy Corp.	25,920	7,982,842
Duke Energy Corp.	64,279	7,873,535
Edison International	31,821	1,786,113
Entergy Corp.	36,912	3,251,578
Evergy, Inc.	19,030	1,356,078
Eversource Energy	30,383	1,946,639
Exelon Corp.	83,490	3,646,843
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
FirstEnergy Corp.	42,481	$1,853,021
NextEra Energy, Inc.	170,249	12,266,440
NRG Energy, Inc.	16,170	2,353,705
PG&E Corp.	181,747	2,777,094
Pinnacle West Capital Corp.	9,875	882,430
PPL Corp.	61,138	2,229,703
The Southern Company	90,893	8,389,424
Xcel Energy, Inc.	47,690	3,452,279
		68,334,824
Gas utilities – 0.0%
Atmos Energy Corp.	13,137	2,182,450
Independent power and renewable electricity producers – 0.1%
The AES Corp.	58,878	797,208
Vistra Corp.	28,064	5,307,183
		6,104,391
Multi-utilities – 0.6%
Ameren Corp.	22,352	2,230,283
CenterPoint Energy, Inc.	53,982	2,035,661
CMS Energy Corp.	24,739	1,770,570
Consolidated Edison, Inc.	29,797	2,926,959
Dominion Energy, Inc.	70,527	4,224,567
DTE Energy Company	17,162	2,345,187
NiSource, Inc.	38,926	1,645,402
Public Service Enterprise Group, Inc.	41,267	3,397,512
Sempra	53,935	4,452,874
WEC Energy Group, Inc.	26,400	2,811,864
		27,840,879
Water utilities – 0.1%
American Water Works Company, Inc.	16,129	2,314,673
		106,777,217
TOTAL COMMON STOCKS (Cost $3,298,535,367)		$4,720,683,638
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 3.4%
John Hancock Collateral Trust, 4.1996% (D)(E)	16,961,243	169,665,006
TOTAL SHORT-TERM INVESTMENTS (Cost $169,652,116)		$169,665,006
Total Investments (U.S. Sector Rotation Fund) (Cost $3,468,187,483) – 99.6%		$4,890,348,644
Other assets and liabilities, net – 0.4%		18,769,483
TOTAL NET ASSETS – 100.0%		$4,909,118,127
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-25.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 8-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $403,586.

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	573	Long	Sep 2025	$182,842,324	$185,444,288	$2,601,964
						$2,601,964

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — August 31, 2025 (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 8-31-25:
Mid Value Fund
United States	88.3%
Ireland	3.4%
United Kingdom	2.2%
Canada	1.9%
Bermuda	1.7%
Puerto Rico	1.3%
Other countries	1.2%
TOTAL	100.0%
The following funds had the following sector composition as a percentage of net assets on 8-31-25:
International Strategic Equity Allocation Fund
Financials	24.3%
Industrials	14.0%
Information technology	12.4%
Consumer discretionary	9.8%
Health care	7.4%
Communication services	6.3%
Consumer staples	6.1%
Materials	5.9%
Energy	4.3%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	4.8%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Statements of assets and liabilities — August 31, 2025

Assets	Capital Appreciation Value Fund	Core Bond Fund	International Strategic Equity Allocation Fund	Mid Value Fund
Unaffiliated investments, at value (including securities loaned)	$1,143,546,683	$1,770,574,702	$4,480,826,962	$1,322,487,709
Affiliated investments, at value	2,995,314	640,120	32,769,630	9,688,735
Total investments, at value	1,146,541,997	1,771,214,822	4,513,596,592	1,332,176,444
Cash	—	—	383,195	2,000,000
Foreign currency, at value	670,944	—	10,821,980	229,674
Collateral held at broker for futures contracts	—	—	9,931,000	—
Dividends and interest receivable	3,814,030	9,530,576	15,489,218	2,464,614
Receivable for fund shares sold	245,545	143,571	3,211,829	—
Receivable for investments sold	7,559,733	37,112,684	56,741,817	3,073,661
Receivable for delayed delivery securities sold	—	35,744,453	—	—
Receivable for securities lending income	198	422	44,351	19,893
Other assets	29,839	44,756	113,039	34,132
Total assets	1,158,862,286	1,853,791,284	4,610,333,021	1,339,998,418
Liabilities
Written options, at value	3,498,186	—	—	—
Payable for futures variation margin	—	—	2,790,316	—
Foreign capital gains tax payable	—	—	5,954,890	—
Payable for investments purchased	13,872,231	87,647,643	122,204,069	954,555
Payable for delayed delivery securities purchased	—	77,796,849	—	—
Payable for fund shares repurchased	—	649,886	51,384	2,616,369
Payable upon return of securities loaned	2,995,200	743,718	32,757,309	9,694,623
Payable to affiliates
Accounting and legal services fees	37,897	55,056	139,636	42,368
Trustees' fees	960	1,390	3,446	1,062
Other liabilities and accrued expenses	131,789	187,609	691,556	139,626
Total liabilities	20,536,263	167,082,151	164,592,606	13,448,603
Net assets	$1,138,326,023	$1,686,709,133	$4,445,740,415	$1,326,549,815
Net assets consist of
Paid-in capital	$899,516,894	$1,945,655,478	$3,740,471,650	$982,055,775
Total distributable earnings (loss)	238,809,129	(258,946,345)	705,268,765	344,494,040
Net assets	$1,138,326,023	$1,686,709,133	$4,445,740,415	$1,326,549,815
Unaffiliated investments, including repurchase agreements, at cost	$999,725,008	$1,777,620,421	$3,610,940,688	$1,048,621,180
Affiliated investments, at cost	$2,995,210	$640,098	$32,766,697	$9,687,282
Foreign currency, at cost	$597,926	—	$10,764,015	$229,535
Premiums received on written options	$3,113,613	—	—	—
Securities loaned, at value	$2,935,584	$624,648	$29,255,095	$9,493,614
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	$17,861,857	—	—
Shares outstanding	—	1,610,845	—	—
Net asset value, offering price and redemption price per share	—	$11.09	—	—
Class NAV
Net assets	$1,138,326,023	$1,668,847,276	$4,445,740,415	$1,326,549,815
Shares outstanding	115,732,377	150,789,573	378,230,024	84,104,951
Net asset value, offering price and redemption price per share	$9.84	$11.07	$11.75	$15.77
The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Statements of assets and liabilities — August 31, 2025

Assets	U.S. Sector Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$4,720,683,638
Affiliated investments, at value	169,665,006
Total investments, at value	4,890,348,644
Cash	35,042
Collateral held at broker for futures contracts	12,533,600
Dividends and interest receivable	5,037,508
Receivable for fund shares sold	3,482,934
Receivable for investments sold	40,350
Receivable for securities lending income	74,862
Other assets	102,007
Total assets	4,911,654,947
Liabilities
Payable for futures variation margin	1,562,127
Payable for fund shares repurchased	7,116
Payable upon return of securities loaned	443,850
Payable to affiliates
Accounting and legal services fees	156,244
Trustees' fees	3,904
Other liabilities and accrued expenses	363,579
Total liabilities	2,536,820
Net assets	$4,909,118,127
Net assets consist of
Paid-in capital	$3,478,724,014
Total distributable earnings (loss)	1,430,394,113
Net assets	$4,909,118,127
Unaffiliated investments, including repurchase agreements, at cost	$3,298,535,367
Affiliated investments, at cost	$169,652,116
Securities loaned, at value	$395,161
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class NAV
Net assets	$4,909,118,127
Shares outstanding	365,620,488
Net asset value, offering price and redemption price per share	$13.43
The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Statements of operations — For the year ended August 31, 2025

Investment income	Capital Appreciation Value Fund	Core Bond Fund	International Strategic Equity Allocation Fund	Mid Value Fund
Dividends	$9,601,840	$2,083,933	$110,067,253	$29,923,589
Tax reclaims	—	—	668,910	—
Interest	21,607,430	81,853,230	6,355,141	750,454
Securities lending	2,432	9,432	608,478	418,656
Less foreign taxes withheld	(129,630)	—	(10,685,311)	(249,362)
Total investment income	31,082,072	83,946,595	107,014,471	30,843,337
Expenses
Investment management fees	9,539,073	10,208,697	23,660,739	11,905,282
Distribution and service fees	—	55,121	—	—
Accounting and legal services fees	211,922	326,868	691,569	253,307
Trustees' fees	29,823	46,311	92,791	36,496
Custodian fees	138,287	204,625	1,406,041	165,269
Printing and postage	17,702	19,149	23,527	17,744
Professional fees	96,983	138,577	256,801	104,581
Other	45,605	64,954	130,837	67,754
Total expenses	10,079,395	11,064,302	26,262,305	12,550,433
Less expense reductions	(563,515)	(150,796)	(5,261,206)	(730,055)
Net expenses	9,515,880	10,913,506	21,001,099	11,820,378
Net investment income	21,566,192	73,033,089	86,013,372	19,022,959
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	132,232,778	(6,930,500)	30,935,599[1]	98,210,435
Affiliated investments	3,363	(1,442)	1,332	15,180
Futures contracts	—	—	27,277,351	—
Written options	(691,447)	—	—	—
	131,544,694	(6,931,942)	58,214,282	98,225,615
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(32,995,256)	(11,508,582)	415,855,935[2]	(47,981,626)
Affiliated investments	(1,458)	(22)	(431)	(8,382)
Futures contracts	—	—	5,143,092	—
Written options	2,259,422	—	—	—
	(30,737,292)	(11,508,604)	420,998,596	(47,990,008)
Net realized and unrealized gain (loss)	100,807,402	(18,440,546)	479,212,878	50,235,607
Increase in net assets from operations	$122,373,594	$54,592,543	$565,226,250	$69,258,566

[1]	Net of foreign capital gains taxes of $3,718,300.
[2]	Net of $5,533,324 decrease in deferred foreign withholding taxes.
The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Statements of operations — For the year ended August 31, 2025

Investment income	U.S. Sector Rotation Fund
Dividends	$59,082,554
Income distributions received from affiliated investments	7,289,349
Interest	527,601
Securities lending	80,033
Less foreign taxes withheld	(13,045)
Total investment income	66,966,492
Expenses
Investment management fees	30,128,194
Accounting and legal services fees	878,632
Trustees' fees	124,603
Custodian fees	547,560
Printing and postage	24,886
Professional fees	232,636
Other	118,827
Total expenses	32,055,338
Less expense reductions	(6,773,306)
Net expenses	25,282,032
Net investment income	41,684,460
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	247,722,578
Affiliated investments	84,155
Futures contracts	17,254,849
265,061,582
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	366,893,237
Affiliated investments	(6,319)
Futures contracts	(1,942,953)
364,943,965
Net realized and unrealized gain (loss)	630,005,547
Increase in net assets from operations	$671,690,007

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Statements of changes in net assets

	Capital Appreciation Value Fund		Core Bond Fund		International Strategic Equity Allocation Fund
	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$21,566,192	$26,212,385	$73,033,089	$72,947,605	$86,013,372	$84,194,029
Net realized gain (loss)	131,544,694	98,883,247	(6,931,942)	(39,586,016)	58,214,282	(42,049,711)
Change in net unrealized appreciation (depreciation)	(30,737,292)	50,028,516	(11,508,604)	91,701,304	420,998,596	534,660,564
Increase in net assets resulting from operations	122,373,594	175,124,148	54,592,543	125,062,893	565,226,250	576,804,882
Distributions to shareholders
From earnings
Class 1	—	—	(5,061,867)	(4,872,865)	—	—
Class NAV	(145,436,702)	(46,300,731)	(69,744,385)	(67,652,523)	(98,661,920)	(113,368,383)
Total distributions	(145,436,702)	(46,300,731)	(74,806,252)	(72,525,388)	(98,661,920)	(113,368,383)
From fund share transactions
From fund share transactions	(5,398,496)	(122,466,865)	(110,575,681)	(32,979,041)	258,840,753	(145,396,436)
Total increase (decrease)	(28,461,604)	6,356,552	(130,789,390)	19,558,464	725,405,083	318,040,063
Net assets
Beginning of year	1,166,787,627	1,160,431,075	1,817,498,523	1,797,940,059	3,720,335,332	3,402,295,269
End of year	$1,138,326,023	$1,166,787,627	$1,686,709,133	$1,817,498,523	$4,445,740,415	$3,720,335,332
	Mid Value Fund		U.S. Sector Rotation Fund
	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$19,022,959	$15,939,421	$41,684,460	$40,530,194
Net realized gain	98,225,615	226,559,191	265,061,582	184,208,763
Change in net unrealized appreciation (depreciation)	(47,990,008)	68,001,959	364,943,965	690,090,289
Increase in net assets resulting from operations	69,258,566	310,500,571	671,690,007	914,829,246
Distributions to shareholders
From earnings
Class NAV	(259,291,213)	(134,654,931)	(136,231,115)	(46,221,874)
Total distributions	(259,291,213)	(134,654,931)	(136,231,115)	(46,221,874)
From fund share transactions
From fund share transactions	20,794,032	(117,889,933)	(169,201,629)	489,697,414
Total increase (decrease)	(169,238,615)	57,955,707	366,257,263	1,358,304,786
Net assets
Beginning of year	1,495,788,430	1,437,832,723	4,542,860,864	3,184,556,078
End of year	$1,326,549,815	$1,495,788,430	$4,909,118,127	$4,542,860,864
The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Fund
Class NAV
08-31-2025	10.16	0.18	0.81	0.99	(0.23)	(1.08)	(1.31)	9.84	10.86	0.88	0.83	1.88	1,138	117
08-31-2024	9.10	0.21	1.22	1.43	(0.21)	(0.16)	(0.37)	10.16	16.22	0.88	0.83	2.24	1,167	74
08-31-2023	9.36	0.19	0.72	0.91	(0.14)	(1.03)	(1.17)	9.10	11.38	0.88	0.84	2.14	1,160	88
08-31-2022	12.56	0.11	(0.84)	(0.73)	(0.13)	(2.34)	(2.47)	9.36	(7.56)	0.87	0.82	1.01	1,253	73
08-31-2021	11.92	0.12	2.63	2.75	(0.14)	(1.97)	(2.11)	12.56	25.84	0.86	0.82	0.98	1,396	57
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Core Bond Fund
Class 1
08-31-2025	11.21	0.45	(0.11)	0.34	(0.46)	—	(0.46)	11.09	3.13	0.67	0.66	4.06	18	240
08-31-2024	10.87	0.44	0.34	0.78	(0.44)	—	(0.44)	11.21	7.39	0.67	0.66	4.06	126	237
08-31-2023	11.35	0.35	(0.48)	(0.13)	(0.35)	—	(0.35)	10.87	(1.11)	0.68	0.67	3.19	119	238
08-31-2022	13.19	0.16	(1.76)	(1.60)	(0.24)	—	(0.24)	11.35	(12.33)	0.67	0.66	1.32	134	262
08-31-2021	13.96	0.11	(0.08)	0.03	(0.22)	(0.58)	(0.80)	13.19	0.17	0.66	0.65	0.84	185	310
Class NAV
08-31-2025	11.19	0.45	(0.11)	0.34	(0.46)	—	(0.46)	11.07	3.19	0.62	0.61	4.13	1,669	240
08-31-2024	10.86	0.44	0.34	0.78	(0.45)	—	(0.45)	11.19	7.36	0.62	0.61	4.11	1,691	237
08-31-2023	11.33	0.36	(0.47)	(0.11)	(0.36)	—	(0.36)	10.86	(0.97)	0.63	0.62	3.26	1,679	238
08-31-2022	13.17	0.17	(1.77)	(1.60)	(0.24)	—	(0.24)	11.33	(12.30)	0.62	0.61	1.41	1,478	262
08-31-2021	13.94	0.12	(0.08)	0.04	(0.23)	(0.58)	(0.81)	13.17	0.22	0.61	0.60	0.89	1,604	310
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
International Strategic Equity Allocation Fund
Class NAV
08-31-2025	10.53	0.24	1.28	1.52	(0.30)	—	(0.30)	11.75	15.11	0.70	0.56	2.30	4,446	37
08-31-2024	9.27	0.23	1.34	1.57	(0.31)	—	(0.31)	10.53	17.32	0.71	0.56	2.38	3,720	35
08-31-2023	8.54	0.24	0.69	0.93	(0.20)	—	(0.20)	9.27	11.14	0.70	0.56	2.71	3,402	33[3]
08-31-2022	11.48	0.31	(2.64)	(2.33)	(0.29)	(0.32)	(0.61)	8.54	(21.25)	0.70	0.56	3.19	3,962	78[3]
08-31-2021	9.55	0.19	1.92	2.11	(0.18)	—	(0.18)	11.48	22.25	0.69	0.56	1.81	1,729	63
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Excludes in-kind transactions.
Mid Value Fund
Class NAV
08-31-2025	18.41	0.22	0.54	0.76	(0.23)	(3.17)	(3.40)	15.77	4.79	0.91	0.86	1.39	1,327	56
08-31-2024	16.42	0.19	3.41	3.60	(0.21)	(1.40)	(1.61)	18.41	23.46	0.92	0.87	1.11	1,496	46
08-31-2023	17.35	0.19	1.83	2.02	(0.10)	(2.85)	(2.95)	16.42	13.82	0.92	0.87	1.18	1,438	55
08-31-2022	19.15	0.14	(0.35)	(0.21)	(0.15)	(1.44)	(1.59)	17.35	(1.38)	0.95	0.90	0.76	1,377	36
08-31-2021	14.91	0.13	4.70	4.83	(0.21)	(0.38)	(0.59)	19.15	33.10	0.99	0.93	0.76	1,847	41
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
U.S. Sector Rotation Fund
Class NAV
08-31-2025	11.99	0.11	1.69	1.80	(0.12)	(0.24)	(0.36)	13.43	15.32	0.67	0.53	0.87	4,909	34
08-31-2024	9.60	0.11	2.41	2.52	(0.13)	—	(0.13)	11.99	26.51	0.67	0.53	1.07	4,543	40
08-31-2023	8.56	0.11	1.16	1.27	(0.09)	(0.14)	(0.23)	9.60	15.27	0.68	0.54	1.26	3,185	68[3]
08-31-2022	12.62	0.10	(1.22)	(1.12)	(0.11)	(2.83)	(2.94)	8.56	(12.17)	0.66	0.52	1.05	4,411	118[3]
08-31-2021	10.76	0.10	2.93	3.03	(0.17)	(1.00)	(1.17)	12.62	30.62	0.67	0.53	0.87	1,208	91
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Excludes in-kind transactions.
The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Notes to financial statements

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans.  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds' valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Significant accounting policies, continued

The following is a summary of the values by input classification of the funds' investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$707,870,015	$707,870,015	—	—
Preferred securities	179,997	179,997	—	—
U.S. Government and Agency obligations	189,444,001	—	$189,444,001	—
Corporate bonds	96,201,809	—	96,201,809	—
Term loans	110,802,601	—	110,802,601	—
Short-term investments	42,043,574	42,043,574	—	—
Total investments in securities	$1,146,541,997	$750,093,586	$396,448,411	—
Derivatives:
Liabilities
Written options	$(3,498,186)	—	$(3,498,186)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$872,200,532	—	$872,200,532	—
Foreign government obligations	13,511,323	—	13,511,323	—
Corporate bonds	405,109,145	—	405,109,145	—
Municipal bonds	2,862,518	—	2,862,518	—
Collateralized mortgage obligations	251,135,589	—	251,135,589	—
Asset-backed securities	145,182,650	—	145,182,650	—
Short-term investments	81,213,065	$81,213,065	—	—
Total investments in securities	$1,771,214,822	$81,213,065	$1,690,001,757	—

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$162,366,826	—	$162,366,826	—
Austria	7,656,353	—	7,656,353	—
Belgium	21,704,806	—	21,704,806	—
Brazil	40,651,257	$40,651,257	—	—
Canada	342,677,811	342,677,811	—	—
Chile	6,701,104	5,160,184	1,540,920	—
China	364,737,014	6,449,108	358,287,906	—
Colombia	770,861	770,861	—	—
Czech Republic	1,950,609	—	1,950,609	—
Denmark	44,506,467	—	44,506,467	—
Egypt	291,400	—	291,400	—
Finland	27,651,191	—	27,651,191	—
France	255,537,334	—	255,537,334	—
Germany	267,571,766	—	267,571,766	—
Greece	9,071,205	—	9,071,205	—
Hong Kong	79,289,770	1,711,603	77,578,167	—
Hungary	3,611,140	—	3,611,140	—
India	178,361,569	—	178,361,569	—
Indonesia	1,241,882	—	1,241,882	—
Ireland	35,074,836	15,404,105	19,670,731	—
Israel	24,849,877	10,381,567	14,468,310	—
Italy	106,207,820	—	106,207,820	—
Japan	582,205,540	—	582,205,540	—
Kuwait	9,035,053	—	9,035,053	—
Luxembourg	5,798,085	—	5,798,085	—

Significant accounting policies, continued

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Macau	$933,569	—	$933,569	—
Malaysia	15,328,087	—	15,328,087	—
Mexico	27,012,303	$26,302,209	710,094	—
Netherlands	130,547,632	—	130,547,632	—
New Zealand	2,772,183	—	2,772,183	—
Norway	15,936,344	—	15,936,344	—
Peru	3,289,673	3,289,673	—	—
Philippines	5,507,916	—	5,507,916	—
Poland	12,878,708	—	12,878,708	—
Portugal	5,112,669	—	5,112,669	—
Qatar	9,050,754	—	9,050,754	—
Saudi Arabia	38,649,485	—	38,649,485	—
Singapore	57,699,719	12,260,374	45,439,345	—
South Africa	38,217,396	—	38,217,396	—
South Korea	130,451,975	—	130,451,975	—
Spain	111,854,642	—	111,854,642	—
Sweden	92,168,929	13,806,706	78,362,223	—
Switzerland	259,149,134	—	259,149,134	—
Taiwan	234,830,976	—	234,830,976	—
Thailand	13,343,756	—	13,343,756	—
Turkey	6,082,666	—	6,082,666	—
United Arab Emirates	19,887,129	—	19,887,129	—
United Kingdom	373,503,992	2,938,067	370,565,925	—
United States	16,353,500	13,410,127	2,943,373	—
Preferred securities
Brazil	15,161,515	15,161,515	—	—
Chile	909,045	909,045	—	—
Colombia	753,126	753,126	—	—
Germany	8,936,514	—	8,936,514	—
India	13,349	—	—	$13,349
South Korea	5,655,647	—	5,655,647	—
Warrants	46,964	63	46,901	—
Rights	24	—	24	—
Short-term investments	282,035,695	32,769,630	249,266,065	—
Total investments in securities	$4,513,596,592	$544,807,031	$3,968,776,212	$13,349
Derivatives:
Assets
Futures	$8,139,672	$8,139,672	—	—
Liabilities
Futures	(89,751)	(89,751)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$15,069,692	$15,069,692	—	—
Consumer discretionary	89,250,812	82,585,008	$6,665,804	—
Consumer staples	48,681,738	48,681,738	—	—
Energy	93,842,450	93,842,450	—	—
Financials	278,802,404	271,591,117	7,211,287	—
Health care	137,225,767	137,225,767	—	—
Industrials	215,276,382	215,276,382	—	—
Information technology	170,447,905	170,447,905	—	—
Materials	83,031,190	73,777,848	9,253,342	—

Significant accounting policies, continued

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Fund (continued)
Real estate	$96,420,292	$96,420,292	—	—
Utilities	83,899,590	83,899,590	—	—
Convertible bonds	3,714,363	—	$3,714,363	—
Short-term investments	16,513,859	16,513,859	—	—
Total investments in securities	$1,332,176,444	$1,305,331,648	$26,844,796	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$508,987,696	$508,987,696	—	—
Consumer discretionary	497,682,484	497,678,150	$4,334	—
Consumer staples	222,979,457	222,979,457	—	—
Energy	142,870,818	142,870,818	—	—
Financials	671,148,491	671,148,491	—	—
Health care	407,604,547	407,502,938	—	$101,609
Industrials	399,273,944	399,273,944	—	—
Information technology	1,597,476,077	1,597,476,077	—	—
Materials	81,812,399	81,812,399	—	—
Real estate	84,070,508	84,070,508	—	—
Utilities	106,777,217	106,777,217	—	—
Short-term investments	169,665,006	169,665,006	—	—
Total investments in securities	$4,890,348,644	$4,890,242,701	$4,334	$101,609
Derivatives:
Assets
Futures	$2,601,964	$2,601,964	—	—
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
When-issued/delayed-delivery securities. The funds may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other

Significant accounting policies, continued

asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at August 31, 2025:
Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Value Fund	$2,935,584	$2,995,200
Core Bond Fund	624,648	743,718
International Strategic Equity Allocation Fund	29,255,095	32,757,309
Mid Value Fund	9,493,614	9,694,623
U.S. Sector Rotation Fund	395,161	443,850
Subsequent to August 31, 2025, Core Bond Fund and U.S. Sector Rotation Fund returned $102,063 and $40,350, respectively, of cash collateral to the securities lending agent for securities on loan which were returned on August 31, 2025.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction

Significant accounting policies, continued

costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2025, the funds had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2025 were as follows:
Fund	Commitment fee
Capital Appreciation Value Fund	$6,085
Core Bond Fund	9,342
International Strategic Equity Allocation Fund	19,947
Mid Value Fund	7,207
U.S. Sector Rotation Fund	25,119
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2025:
	No Expiration Date
Fund	Short Term	Long Term
Core Bond Fund	$128,198,048	$137,509,381
International Strategic Equity Allocation Fund	100,915,328	—
As of August 31, 2025, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2025, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Value Fund	$1,014,744,927	$145,560,035	$(17,261,151)	$128,298,884
Core Bond Fund	1,780,331,284	16,646,110	(25,762,572)	(9,116,462)
International Strategic Equity Allocation Fund	3,798,337,574	844,431,187	(121,122,248)	723,308,939

Significant accounting policies, continued

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Mid Value Fund	$1,070,482,790	$291,175,858	$(29,482,204)	$261,693,654
U.S. Sector Rotation Fund	3,697,413,588	1,268,356,415	(72,819,395)	1,195,537,020
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund generally declares and pays dividends from net investment income quarterly.  All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2025 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Value Fund	$41,714,428	$103,722,274	$145,436,702
Core Bond Fund	74,806,252	—	74,806,252
International Strategic Equity Allocation Fund	98,661,920	—	98,661,920
Mid Value Fund	52,163,224	207,127,989	259,291,213
U.S. Sector Rotation Fund	44,044,759	92,186,356	136,231,115
The tax character of distributions for the year ended August 31, 2024 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Value Fund	$27,247,336	$19,053,395	$46,300,731
Core Bond Fund	72,525,388	—	72,525,388
International Strategic Equity Allocation Fund	113,368,383	—	113,368,383
Mid Value Fund	19,607,599	115,047,332	134,654,931
U.S. Sector Rotation Fund	46,221,874	—	46,221,874
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Capital Appreciation Value Fund	$32,851,903	$77,584,949
Core Bond Fund	15,877,546	—
International Strategic Equity Allocation Fund	87,927,490	—
Mid Value Fund	12,452,761	70,332,113
U.S. Sector Rotation Fund	29,935,929	204,921,164
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions and capital loss deferrals.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the

Derivative instruments, continued

benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the funds, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by the funds periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the funds. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the year ended August 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
International Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	From $66.9 million to $216.4 million
U.S. Sector Rotation Fund	To manage against change in certain securities markets and gain exposure to certain securities markets.	From $139.6 million to $235.8 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the funds used written options contracts during the year ended August 31, 2025. In addition, the table summarizes the range of market value amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against changes in certain securities markets, to gain exposure to certain securities markets and to generate potential income from options premiums.	From $2.8 million to $6.4 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at August 31, 2025 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(3,498,186)
International Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(89,751)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$8,139,672	—
				$8,139,672	$(89,751)

Derivative instruments, continued

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures variation margin[1]	Futures	$2,601,964	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolio of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	$(691,447)	$(691,447)
International Strategic Equity Allocation Fund	Currency	$165,026	—	$165,026
	Equity	27,112,325	—	27,112,325
	Total	$27,277,351	—	$27,277,351
U.S. Sector Rotation Fund	Equity	$17,254,849	—	$17,254,849
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	$2,259,422	$2,259,422
International Strategic Equity Allocation Fund	Currency	$(163,373)	—	$(163,373)
	Equity	5,306,465	—	5,306,465
	Total	$5,143,092	—	$5,143,092
U.S. Sector Rotation Fund	Equity	$(1,942,953)	—	$(1,942,953)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a daily management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT portfolios are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Capital Appreciation Value Fund — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets include these two funds and JHVIT Strategic Equity Allocation Trust.

Fees and transactions with affiliates, continued

•  Mid Value Fund — a) 0.950% of the first $1 billion of aggregate net assets; b) 0.865% of the excess over $1 billion of aggregate net assets; c) 0.860% of the excess over $2 billion of aggregate net assets; d) 0.855% of the excess over $3 billion of aggregate net assets and e) 0.850% of the excess over $5.5 billion of aggregate net assets. If aggregate net assets exceed $1 billion, the management fee rate is 0.865% of all aggregate net assets.  If aggregate net assets exceed $2 billion, the management fee rate is 0.860% of  aggregate net assets. If aggregate net assets exceed $3 billion, the management fee rate is 0.855% of aggregate net assets. If aggregate net assets exceed $5.5 billion, the management fee rate is 0.850% of aggregate net assets.
Prior to January 1, 2025, the management fee was calculated as follows: a) 0.950% of the first $1 billion of aggregate net assets and b) 0.875% of the excess over $1 billion of aggregate net assets. If aggregate net assets exceeded $1 billion, the management fee rate was 0.875% of aggregate net assets.
The organizations described below act as the subadvisors to the Trust and certain of its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following subadvisors:
Fund	Subadvisor(s)
Core Bond Fund	Allspring Global Investments, LLC
International Strategic Equity Allocation Fund U.S. Sector Rotation Fund	Manulife Investment Management (US) LLC[1]
Capital Appreciation Value Fund Mid Value Fund	T. Rowe Price Associates, Inc.
1  An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has voluntarily agreed to reduce its management fee or if necessary make payment to each fund in an amount by which certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividend expenses. The Advisor may terminate this voluntary waiver at any time upon notice to the funds.
Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Value Fund	0.20%
Core Bond Fund	0.15%
International Strategic Equity Allocation Fund	0.25%
Fund	Expense limitation as a percentage of average net assets
Mid Value Fund	0.20%
U.S. Sector Rotation Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the year ended August 31, 2025, this waiver amounted to 0.01% of the funds' average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary waiver may be terminated at any time by the Advisor on notice to the funds.
The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund and Mid Value Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary waiver may terminate at any time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Capital Appreciation Value Fund	—	$563,515	$563,515
Core Bond Fund	$9,278	141,518	150,796
International Strategic Equity Allocation Fund	—	5,261,206	5,261,206
Mid Value Fund	—	730,055	730,055
U.S. Sector Rotation Fund	—	6,773,306	6,773,306
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of the fund's average daily net assets as follows:
Fund	Net Annual Effective Rate
Capital Appreciation Value Fund	0.78%
Core Bond Fund	0.57%
Fund	Net Annual Effective Rate
International Strategic Equity Allocation Fund	0.49%
Mid Value Fund	0.81%

Fees and transactions with affiliates, continued

Fund	Net Annual Effective Rate
U.S. Sector Rotation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Distribution and service fees for the year ended August 31, 2025 were as follows:
Fund	Class	Distribution and service fees
Core Bond Fund	Class 1	$55,121
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Value Fund	Lender	$30,375,000	4	4.837%	$16,325
Mid Value Fund	Lender	$17,575,000	4	4.834%	$9,440
6.  Fund share transactions
Transactions in funds' shares for the years ended August 31, 2025 and 2024 were as follows:
Capital Appreciation Value Fund	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	9,303,177	$84,049,954	4,406,109	$40,808,190
Distributions reinvested	16,034,918	145,436,702	5,082,407	46,300,731
Repurchased	(24,472,986)	(234,885,152)	(22,144,163)	(209,575,786)
Net increase (decrease)	865,109	$(5,398,496)	(12,655,647)	$(122,466,865)
Total net increase (decrease)	865,109	$(5,398,496)	(12,655,647)	$(122,466,865)
Core Bond Fund	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,273,149	$13,948,555	1,615,676	$17,634,009
Distributions reinvested	462,101	5,061,867	449,582	4,872,865
Repurchased	(11,400,131)	(124,420,526)	(1,721,655)	(18,669,746)
Net increase (decrease)	(9,664,881)	$(105,410,104)	343,603	$3,837,128
Class NAV shares
Sold	15,088,845	$164,918,896	15,788,824	$171,963,436
Distributions reinvested	6,379,486	69,744,385	6,254,757	67,652,523
Repurchased	(21,829,280)	(239,828,858)	(25,573,077)	(276,432,128)
Net decrease	(360,949)	$(5,165,577)	(3,529,496)	$(36,816,169)
Total net decrease	(10,025,830)	$(110,575,681)	(3,185,893)	$(32,979,041)
International Strategic Equity Allocation Fund	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	54,573,347	$575,253,767	21,124,091	$202,641,983
Distributions reinvested	10,245,267	98,661,920	12,137,943	113,368,383
Repurchased	(39,858,093)	(415,074,934)	(46,932,684)	(461,406,802)
Net increase (decrease)	24,960,521	$258,840,753	(13,670,650)	$(145,396,436)
Total net increase (decrease)	24,960,521	$258,840,753	(13,670,650)	$(145,396,436)

Fund share transactions, continued

Mid Value Fund	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,870,526	$41,560,728	1,484,278	$24,448,531
Distributions reinvested	17,025,030	259,291,213	8,442,315	134,654,931
Repurchased	(17,028,415)	(280,057,909)	(16,239,800)	(276,993,395)
Net increase (decrease)	2,867,141	$20,794,032	(6,313,207)	$(117,889,933)
Total net increase (decrease)	2,867,141	$20,794,032	(6,313,207)	$(117,889,933)
U.S. Sector Rotation Fund	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	62,874,846	$768,212,852	77,636,644	$809,574,026
Distributions reinvested	11,102,780	136,231,115	4,594,620	46,221,874
Repurchased	(87,344,994)	(1,073,645,596)	(35,116,409)	(366,098,486)
Net increase (decrease)	(13,367,368)	$(169,201,629)	47,114,855	$489,697,414
Total net increase (decrease)	(13,367,368)	$(169,201,629)	47,114,855	$489,697,414
Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, respectively, with the exception of Core Bond Fund, where affiliates held 67% of Class NAV on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to the following for the year ended August 31, 2025:
	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Capital Appreciation Value Fund	$554,133,965	$721,157,599	$494,490,206	$895,002,699
Core Bond Fund	2,980,761,992	1,361,906,280	3,063,579,079	1,364,741,820
International Strategic Equity Allocation Fund	—	1,477,710,729	—	1,354,250,429
Mid Value Fund	—	743,309,424	—	902,459,512
U.S. Sector Rotation Fund	—	1,555,902,176	—	1,755,673,164
8.  Industry or sector risk
Certain funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
9.  Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value Fund
John Hancock Collateral Trust*	299,439	$4,456,613	$67,545,117	$(69,008,321)	$3,363	$(1,458)	$2,432	—	$2,995,314
Core Bond Fund
John Hancock Collateral Trust*	63,992	$132,246	$92,543,152	$(92,033,814)	$(1,442)	$(22)	$9,432	—	$640,120
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	3,275,947	$34,344,564	$550,406,550	$(551,982,385)	$1,332	$(431)	$608,478	—	$32,769,630
Mid Value Fund
John Hancock Collateral Trust*	968,573	$29,968,394	$393,419,247	$(413,705,704)	$15,180	$(8,382)	$418,656	—	$9,688,735
U.S. Sector Rotation Fund

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	16,961,243	$217,469,027	$1,406,582,524	$(1,454,464,381)	$84,155	$(6,319)	$7,369,382	—	$169,665,006
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At August 31, 2025, the following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Capital Appreciation Value Fund	97.8%
Core Bond Fund	65.9%
International Strategic Equity Allocation Fund	100.0%
Mid Value Fund	100.0%
U.S. Sector Rotation Fund	100.0%
11.  Segment reporting
The management committee of the Advisor acts as the funds' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.

John Hancock Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Funds II and Shareholders of Capital Appreciation Value Fund, Core Bond Fund, International Strategic Equity Allocation Fund, Mid Value Fund and U.S. Sector Rotation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Capital Appreciation Value Fund, Core Bond Fund, International Strategic Equity Allocation Fund, Mid Value Fund and U.S. Sector Rotation Fund (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodians, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

John Hancock Funds II
Federal tax information

(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2025.
Dividend Received Deduction The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.
Qualified Dividend Income The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Foreign Tax Credit The following table details the income derived from foreign sources and the amounts the funds intend to pass through as foreign tax credits for the year ended August 31, 2025:
Fund	Foreign sourced income	Foreign tax credit
International Strategic Equity Allocation Fund	$116,571,050	$12,356,207
Long Term Capital Gains The funds below paid the following amounts in capital gain dividends.
Fund	Long term capital gains
Capital Appreciation Value Fund	$103,722,274
Mid Value Fund	207,127,989
U.S. Sector Rotation Fund	92,186,356
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in a fund.

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and each of the Subadvisory Agreements (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements.  Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, Subadvisor and collectively, the Subadvisors) with respect to each of the Funds identified below in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of a certain Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds.  In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the
Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risk assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex (John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the Fund;

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiative intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds’ performance;
(b) considered the comparative performance of each Fund’s respective benchmark index;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and peer group median and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A.  In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors.  The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients
(including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and each Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that one of the Funds’ Subadvisors is an affiliate of the Advisor
(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the Fund;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;
(k) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow.  The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;
(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.
The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from a Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third-party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to a Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreements; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds, and that the fee structure for the Funds contains breakpoints, breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

John Hancock Funds II
Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
JHF II Capital Appreciation Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the three-, ﬁve- and ten-year periods and underperformed for the one-year period.
Lipper Category — The fund outperformed the median for the one-, three-, ﬁve- and ten-year periods.	Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three-, five- and ten-year periods and relative to the peer group median for the one-, three-, ﬁve- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.
JHF II Core Bond Fund (Allspring Global Investments)	Benchmark Index — The fund outperformed for the one-year period, underperformed for the three- and ten-year periods and performed in-line for the five-year period..
Lipper Category — The fund underperformed the median for the one-, three-, ﬁve- and ten-year periods.	Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and ten-year periods and peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board noted the fund’s favorable performance relative to the benchmark index for the one-year period. The Board noted that the fund outperformed its Morningstar peer group for the year-to-date period ended May 31, 2025.
JHF II International Strategic Equity Allocation Fund (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-, three- and five-year periods.
Lipper Category — The fund outperformed for the one-year period and underperformed the median for the three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and peer group median for the three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
The Board noted the fund’s favorable performance relative to the peer group median for the one-year period.

John Hancock Funds II
Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
JHF II Mid Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one-, three-, five- and ten-year periods. Lipper Category — The fund outperformed the median for the one-, three-, ﬁve- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three-, ﬁve- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.
JHF II U.S. Sector Rotation Fund (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the median for the one-, three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three- and five-year periods. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A	8/25 10/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 21, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 21, 2025